BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 8.0%
Commonwealth of Australia
(a)
4.06%, 09/20/25 ............ AUD 4,157 $ 3,868,483
0.75%, 11/21/27 ............ 3,474 2,494,379
3.30%, 09/20/30 ............ 3,407 3,121,459
0.25%, 11/21/32 ............ 2,074 1,256,734
2.00%, 08/21/35 ............ 2,326 1,916,870
1.25%, 08/21/40 ............ 2,156 1,517,228
1.00%, 02/21/50 ............ 2,180 1,311,482
15,486,635
Canada — 5.2%
Canadian Government Bond
4.25%, 12/01/26 ............ CAD 1,771 1,444,571
4.00%, 12/01/31 ............ 1,839 1,659,029
3.00%, 12/01/36 ............ 1,686 1,488,373
2.00%, 12/01/41 ............ 1,697 1,370,222
1.50%, 12/01/44 ............ 1,989 1,486,296
1.25%, 12/01/47 ............ 1,772 1,259,468
0.50%, 12/01/50 ............ 1,721 1,010,823
0.25%, 12/01/54 ............ 440 234,002
Canadian Government Real Return
Bond, 1.25%
,
12/01/47 ........ 46 32,542
9,985,326
France — 9.6%
French Republic
(a)
0.25%, 07/25/24 ............ EUR 1,495 1,526,180
0.10%, 03/01/25 ............ 1,234 1,252,216
0.10%, 03/01/26
(b)
........... 975 989,144
1.85%, 07/25/27 ............ 2,196 2,409,439
0.10%, 03/01/28 ............ 1,233 1,254,802
0.10%, 03/01/29 ............ 768 773,105
3.40%, 07/25/29 ............ 1,061 1,317,136
0.70%, 07/25/30
(b)
........... 1,494 1,573,050
0.10%, 07/25/31
(b)
........... 908 905,784
0.10%, 03/01/32 ............ 444 449,746
3.15%, 07/25/32 ............ 1,187 1,510,917
0.10%, 03/01/36
(b)
........... 474 460,244
0.10%, 07/25/36
(b)
........... 912 861,990
0.10%, 07/25/38
(b)
........... 374 350,051
1.80%, 07/25/40
(b)
........... 1,303 1,558,581
0.10%, 07/25/47
(b)
........... 1,143 1,024,157
0.10%, 07/25/53
(b)
........... 352 320,731
18,537,273
Germany — 2.9%
Federal Republic of Germany
(a)
0.10%, 04/15/26 ............ 1,617 1,645,379
0.50%, 04/15/30 ............ 2,008 2,110,024
0.10%, 04/15/33 ............ 566 576,140
0.10%, 04/15/46 ............ 1,133 1,193,710
5,525,253
United Kingdom — 3.3%
U.K. Treasury Inflation Linked Bonds
0.13%, 03/22/24
(a)
........... GBP 219 262,425
0.13%, 03/22/26
(a)
........... 166 195,612
1.25%, 11/22/27
(a)
........... 285 350,176
0.13%, 08/10/28
(a)
........... 235 272,036
0.13%, 03/22/29
(a)
........... 227 262,922
0.13%, 08/10/31
(a)
........... 125 146,054
1.25%, 11/22/32
(a)
........... 251 324,506
0.75%, 03/22/34
(a)
........... 269 331,134
1.81%, 01/26/35 ............ 42 115,178
0.13%, 11/22/36
(a)
........... 173 195,914
Security
Par (000)
Par (000) Value
United Kingdom (continued)
1.13%, 11/22/37
(a)
........... GBP 256 $ 331,823
0.13%, 03/22/39
(a)
........... 49 54,684
0.63%, 03/22/40
(a)
........... 223 270,871
0.13%, 08/10/41
(a)
........... 155 172,828
0.63%, 11/22/42
(a)
........... 219 268,200
0.13%, 03/22/44
(a)
........... 183 200,984
0.13%, 03/22/46
(a)
........... 201 219,258
0.75%, 11/22/47
(a)
........... 194 243,422
0.13%, 08/10/48
(a)
........... 128 139,151
0.50%, 03/22/50
(a)
........... 201 241,952
0.13%, 03/22/51
(a)
........... 62 68,097
0.25%, 03/22/52
(a)
........... 169 192,587
1.25%, 11/22/55
(a)
........... 181 276,355
0.13%, 11/22/56
(a)
........... 94 105,908
0.13%, 03/22/58
(a)
........... 143 159,849
0.38%, 03/22/62
(a)
........... 177 222,536
0.13%, 11/22/65
(a)
........... 118 141,369
0.13%, 03/22/68
(a)
........... 155 190,453
0.13%, 03/22/73
(a)
........... 35 49,683
Series 8MO, 8.63%, 01/17/24
(a)
.. 52 224,144
Series 8MO, 10.29%, 07/22/30
(a)
. 37 141,656
6,371,767
Total Foreign Government Obligations — 29.0%
(Cost: $70,878,228) .............................. 55,906,254
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 466 473,770
2.00%, 01/15/26 ............ 33 33,014
1.75%, 01/15/28 ............ 124 124,683
3.63%, 04/15/28 ............ 174 190,528
2.50%, 01/15/29 ............ 381 398,138
3.88%, 04/15/29 ............ 268 302,441
3.38%, 04/15/32 ............ 367 420,652
2.13%, 02/15/40 - 02/15/41 ..... 645 673,452
0.75%, 02/15/42 - 02/15/45 ..... 649 525,184
0.63%, 02/15/43 ............ 345 272,094
1.38%, 02/15/44 ............ 343 312,413
1.00%, 02/15/46 - 02/15/49 ..... 738 610,614
0.88%, 02/15/47 ............ 340 272,800
0.25%, 02/15/50 ............ 206 137,018
0.13%, 02/15/51 - 02/15/52 ..... 512 327,694
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 1,628 1,574,993
0.50%, 04/15/24 - 01/15/28 ..... 1,326 1,271,147
0.13%, 10/15/24 - 01/15/32 ..... 6,529 6,003,686
0.25%, 01/15/25 - 07/15/29 ..... 1,743 1,656,292
0.38%, 07/15/25 - 07/15/27 ..... 2,000 1,910,263
0.75%, 07/15/28 ............ 560 533,296
0.88%, 01/15/29 ............ 468 445,581
Total U.S. Treasury Obligations — 9.6%
(Cost: $21,300,015) .............................. 18,469,753
Total Long-Term Investments — 38.6%
(Cost: $92,178,243) .............................. 74,376,007

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.92%
(c)(d)
.... 7,561,736 $ 7,561,736
Total Money Market Funds — 3.9%
(Cost: $7,561,736) .............................. 7,561,736
Par (000)
Pa r (000)
U.S. Treasury Obligations — 28.0%
U.S. Treasury Bills
(e)
2.95%, 05/18/23 ............ USD 45,000 43,969,472
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.72%, 03/23/23 ............ USD 10,000 $ 9,834,407
Total U.S. Treasury Obligations — 28.0%
(Cost: $54,219,254) .............................. 53,803,879
Total Short-Term Securities — 31.9%
(Cost: $61,780,990) .............................. 61,365,615
Total Options Purchased — 0.1%
(Cost: $258,025 ) ................................ 154,399
Total Investments — 70.6%
(Cost: $154,217,258) ............................. 135,896,021
Other Assets Less Liabilities — 29.4% .................. 56,485,299
Net Assets — 100.0% .............................. $ 192,381,320
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Affiliate of the Fund.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 22,713,038 $ — $ (15,151,302)
(a)
$ — $ — $ 7,561,736 7,561,736 $ 154,858 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 113 11/18/22 $ 6,995 $ 226,718
IBEX 35 Index ............................................................ 53 11/18/22 4,168 181,509
SGX NIFTY 50 Index ....................................................... 29 11/24/22 1,049 24,625
FTSE China A50 Index ...................................................... 531 11/29/22 5,938 (332,290)
RBOB Gasoline
(a)
......................................................... 157 11/30/22 16,654 701,417
TOPIX Index ............................................................. 114 12/08/22 14,742 95,166
Australia 10 Year Bonds ..................................................... 1,358 12/15/22 102,918 (371,007)
S&P/TSX 60 Index ......................................................... 8 12/15/22 1,383 60,709
SPI 200 Index ............................................................ 47 12/15/22 5,159 59,171
FTSE 100 Index .......................................................... 143 12/16/22 11,665 (329,421)
FTSE/MIB Index .......................................................... 86 12/16/22 9,581 347,995
MSCI Hong Kong Equity Index ................................................. 97 12/16/22 4,803 (872,445)
Canada 10 Year Bonds ...................................................... 281 12/19/22 25,376 452,075
U.S. Treasury 10 Year Note ................................................... 123 12/20/22 13,615 19,738
100 oz Gold
(a)
............................................................ 31 12/28/22 5,086 (311,141)
Silver
(a)
................................................................ 49 12/28/22 4,684 62,151
14,970
Short Contracts
Amsterdam Exchange Index .................................................. 13 11/18/22 1,714 (57,205)
OMX Stockholm 30 Index .................................................... 228 11/18/22 4,051 (34,628)
WTI Crude Oil
(a)
........................................................... 29 11/21/22 2,509 134,480
Natural Gas
(a)
............................................................ 17 11/28/22 1,080 (17,404)
Brent Crude Oil
(a)
.......................................................... 67 11/30/22 6,218 (252,430)
Euro-Bund .............................................................. 584 12/08/22 79,899 (283,460)
Low Sulphur Gasoil
(a)
....................................................... 30 12/12/22 3,059 44,598
DAX Index .............................................................. 10 12/16/22 3,279 (232,468)
S&P 500 E-Mini Index ...................................................... 70 12/16/22 13,591 (184,757)
Long Gilt ............................................................... 580 12/28/22 67,931 (724,526)
(1,607,800)
$ (1,592,830)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 5,825,000 USD 3,717,515 Barclays Bank plc 11/02/22 $ 8,446
AUD 5,825,000 USD 3,713,204 Toronto Dominion Bank 11/02/22 12,756
AUD 5,825,000 USD 3,711,515 UBS AG 11/02/22 14,446
AUD 5,824,350 USD 3,714,625 Westpac Banking Corp. 11/02/22 10,920
CAD 3,800,000 USD 2,777,016 Barclays Bank plc 11/02/22 12,282
CAD 3,580,000 USD 2,618,290 Toronto Dominion Bank 11/02/22 9,522
CAD 3,410,000 USD 2,495,007 UBS AG 11/02/22 8,021
CAD 3,419,080 USD 2,503,170 Westpac Banking Corp. 11/02/22 6,523
EUR 1,600,000 USD 1,570,642 Barclays Bank plc 11/02/22 10,558
GBP 930,000 USD 1,038,911 Barclays Bank plc 11/02/22 27,613
USD 3,876,464 AUD 5,980,000 Barclays Bank plc 11/02/22 51,357
USD 4,097,401 AUD 6,340,000 Toronto Dominion Bank 11/02/22 42,020
USD 3,861,878 AUD 5,980,000 UBS AG 11/02/22 36,771
USD 3,871,480 AUD 5,989,350 Westpac Banking Corp. 11/02/22 40,392
USD 5,907,660 EUR 5,950,000 Barclays Bank plc 12/02/22 15,054
USD 5,901,014 EUR 5,950,000 Toronto Dominion Bank 12/02/22 8,408
USD 6,779,743 EUR 6,840,000 UBS AG 12/02/22 5,722

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,893,685 EUR 5,941,874 Westpac Banking Corp. 12/02/22 $ 9,126
USD 1,693,287 GBP 1,470,000 Barclays Bank plc 12/02/22 6,109
USD 1,690,074 GBP 1,470,000 Toronto Dominion Bank 12/02/22 2,896
USD 1,689,228 GBP 1,470,000 UBS AG 12/02/22 2,050
USD 1,691,147 GBP 1,470,499 Westpac Banking Corp. 12/02/22 3,396
AUD 1,984,000 USD 1,251,221 JPMorgan Chase Bank NA 12/21/22 19,925
AUD 4,000,000
(a)
USD 2,523,968 Morgan Stanley & Co. International plc 12/21/22 38,829
BRL 6,474,000 USD 1,224,678 HSBC Bank plc 12/21/22 15,264
BRL 61,374,000 USD 11,549,057 JPMorgan Chase Bank NA 12/21/22 205,689
EUR 284,000 USD 280,178 JPMorgan Chase Bank NA 12/21/22 1,670
EUR 4,314,000
(a)
USD 4,239,955 Morgan Stanley & Co. International plc 12/21/22 41,350
GBP 3,431,000
(a)
USD 3,847,434 JPMorgan Chase Bank NA 12/21/22 94,197
GBP 432,000 USD 496,085 JPMorgan Chase Bank NA 12/21/22 209
GBP 4,519,000
(a)
USD 4,831,737 Morgan Stanley & Co. International plc 12/21/22 359,820
JPY 434,060,000 USD 2,933,048 JPMorgan Chase Bank NA 12/21/22 5,177
KRW 939,266,000 USD 652,590 Citibank NA 12/21/22 6,110
MXN 162,291,000
(a)
USD 8,059,927 JPMorgan Chase Bank NA 12/21/22 57,972
NZD 18,100,000 USD 10,235,655 JPMorgan Chase Bank NA 12/21/22 295,844
USD 1,478,193
(a)
AUD 2,298,000 JPMorgan Chase Bank NA 12/21/22 5,866
USD 8,513,471 AUD 12,430,000 JPMorgan Chase Bank NA 12/21/22 549,580
USD 11,488,039
(a)
AUD 16,984,000 Morgan Stanley & Co. International plc 12/21/22 606,403
USD 4,187,384 CAD 5,659,000 JPMorgan Chase Bank NA 12/21/22 31,073
USD 7,590,443
(a)
CAD 9,911,000 Morgan Stanley & Co. International plc 12/21/22 311,205
USD 612,777 CHF 578,000 JPMorgan Chase Bank NA 12/21/22 31,980
USD 9,795,824
(a)
CNY 70,700,000 JPMorgan Chase Bank NA 12/21/22 130,339
USD 35,558,608 EUR 34,904,000 JPMorgan Chase Bank NA 12/21/22 919,138
USD 6,506,503 GBP 5,644,000 JPMorgan Chase Bank NA 12/21/22 22,514
USD 3,036,378
(a)
GBP 2,622,000 Morgan Stanley & Co. International plc 12/21/22 24,149
USD 585,764 HKD 4,592,000 JPMorgan Chase Bank NA 12/21/22 392
USD 580,534 INR 47,600,000 Citibank NA 12/21/22 8,966
USD 4,943,184 INR 407,919,000 HSBC Bank plc 12/21/22 45,007
USD 580,983 JPY 83,650,000 JPMorgan Chase Bank NA 12/21/22 14,742
USD 3,739,689 KRW 5,267,539,000 HSBC Bank plc 12/21/22 45,606
USD 35,131,138 KRW 48,158,115,000 JPMorgan Chase Bank NA 12/21/22 1,358,237
USD 279,023 KRW 397,024,000 UBS AG 12/21/22 593
USD 287,545 NOK 2,822,000 JPMorgan Chase Bank NA 12/21/22 15,620
USD 1,176,350 SEK 12,263,000 JPMorgan Chase Bank NA 12/21/22 60,912
USD 428,362 SGD 597,000 JPMorgan Chase Bank NA 12/21/22 6,505
USD 4,633,386 TWD 147,440,000 Barclays Bank plc 12/21/22 59,365
USD 32,876,762 TWD 1,009,744,000 BNP Paribas SA 12/21/22 1,551,541
7,286,177
AUD 990,000 USD 636,734 Barclays Bank plc 11/02/22 (3,480)
EUR 5,950,000 USD 5,895,260 Barclays Bank plc 11/02/22 (15,172)
EUR 5,950,000 USD 5,888,655 Toronto Dominion Bank 11/02/22 (8,568)
EUR 5,950,000 USD 5,885,740 UBS AG 11/02/22 (5,652)
EUR 5,941,874 USD 5,881,267 Westpac Banking Corp. 11/02/22 (9,210)
GBP 1,470,000 USD 1,691,970 Barclays Bank plc 11/02/22 (6,174)
GBP 1,470,000 USD 1,688,721 Toronto Dominion Bank 11/02/22 (2,925)
GBP 1,470,000 USD 1,687,854 UBS AG 11/02/22 (2,058)
GBP 1,470,499 USD 1,689,824 Westpac Banking Corp. 11/02/22 (3,456)
USD 2,585,859 CAD 3,550,000 Barclays Bank plc 11/02/22 (19,932)
USD 2,586,182 CAD 3,550,000 Toronto Dominion Bank 11/02/22 (19,609)
USD 2,587,218 CAD 3,550,000 UBS AG 11/02/22 (18,573)
USD 2,592,891 CAD 3,559,080 Westpac Banking Corp. 11/02/22 (19,565)
USD 6,195,974 EUR 6,340,000 Barclays Bank plc 11/02/22 (69,531)
USD 6,202,416 EUR 6,340,000 Toronto Dominion Bank 11/02/22 (63,089)
USD 6,240,915 EUR 6,380,000 UBS AG 11/02/22 (64,120)
USD 6,194,194 EUR 6,331,874 Westpac Banking Corp. 11/02/22 (63,280)
USD 1,705,414 GBP 1,540,000 Barclays Bank plc 11/02/22 (60,658)
USD 1,914,298 GBP 1,720,000 Toronto Dominion Bank 11/02/22 (58,198)
USD 1,709,754 GBP 1,540,000 UBS AG 11/02/22 (56,318)
USD 2,239,607 GBP 2,010,499 Westpac Banking Corp. 11/02/22 (66,033)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 140,000 USD 161,323 UBS AG 12/02/22 $ (640)
USD 3,720,521 AUD 5,825,000 Barclays Bank plc 12/02/22 (8,627)
USD 3,716,432 AUD 5,825,000 Toronto Dominion Bank 12/02/22 (12,716)
USD 4,316,290 AUD 6,765,000 UBS AG 12/02/22 (14,643)
USD 3,717,822 AUD 5,824,350 Westpac Banking Corp. 12/02/22 (10,909)
USD 2,493,646 CAD 3,410,000 Barclays Bank plc 12/02/22 (9,792)
USD 2,495,191 CAD 3,410,000 Toronto Dominion Bank 12/02/22 (8,247)
USD 2,700,727 CAD 3,690,000 UBS AG 12/02/22 (8,272)
USD 2,503,555 CAD 3,419,080 Westpac Banking Corp. 12/02/22 (6,549)
AUD 2,300,000 USD 1,480,772 JPMorgan Chase Bank NA 12/21/22 (7,164)
AUD 4,600,000
(a)
USD 2,985,368 JPMorgan Chase Bank NA 12/21/22 (38,152)
CAD 19,004,000 USD 14,634,526 JPMorgan Chase Bank NA 12/21/22 (676,838)
CAD 3,800,000
(a)
USD 2,850,786 Morgan Stanley & Co. International plc 12/21/22 (59,836)
CNY 66,313,000
(a)
USD 9,493,846 JPMorgan Chase Bank NA 12/21/22 (428,114)
CNY 38,938,000
(a)
USD 5,457,553 Morgan Stanley & Co. International plc 12/21/22 (134,290)
EUR 7,513,000 USD 7,528,900 JPMorgan Chase Bank NA 12/21/22 (72,839)
GBP 23,562,000 USD 27,633,372 JPMorgan Chase Bank NA 12/21/22 (564,670)
INR 120,258,000 USD 1,446,452 Barclays Bank plc 12/21/22 (2,427)
INR 39,706,000 USD 481,164 HSBC Bank plc 12/21/22 (4,385)
INR 3,014,824,000 USD 37,824,779 JPMorgan Chase Bank NA 12/21/22 (1,623,614)
JPY 908,467,000 USD 6,329,245 JPMorgan Chase Bank NA 12/21/22 (179,680)
KRW 6,130,555,000 USD 4,406,825 Citibank NA 12/21/22 (107,516)
KRW 8,019,288,000 USD 5,628,242 Deutsche Bank AG 12/21/22 (4,379)
NZD 10,239,000 USD 6,254,239 JPMorgan Chase Bank NA 12/21/22 (296,669)
SEK 7,630,000 USD 703,358 JPMorgan Chase Bank NA 12/21/22 (9,336)
TWD 25,120,000 USD 802,274 Barclays Bank plc 12/21/22 (22,978)
TWD 90,695,000 USD 2,818,619 HSBC Bank plc 12/21/22 (4,994)
TWD 102,404,000 USD 3,206,194 UBS AG 12/21/22 (29,321)
USD 2,284,898 AUD 3,637,000 JPMorgan Chase Bank NA 12/21/22 (45,325)
USD 659,853
(a)
AUD 1,045,000 Morgan Stanley & Co. International plc 12/21/22 (9,678)
USD 2,469,556 BRL 13,222,000 HSBC Bank plc 12/21/22 (62,808)
USD 7,926,403 CAD 10,916,000 JPMorgan Chase Bank NA 12/21/22 (90,968)
USD 1,704,442
(a)
CAD 2,340,000 Morgan Stanley & Co. International plc 12/21/22 (14,196)
USD 5,175,275 EUR 5,297,000 JPMorgan Chase Bank NA 12/21/22 (81,580)
USD 6,095,088 GBP 5,381,000 JPMorgan Chase Bank NA 12/21/22 (86,759)
USD 5,009,506
(a)
GBP 4,380,000 Morgan Stanley & Co. International plc 12/21/22 (22,364)
USD 2,019,174 KRW 2,891,093,000 JPMorgan Chase Bank NA 12/21/22 (8,326)
USD 897,064
(a)
MXN 18,272,000 JPMorgan Chase Bank NA 12/21/22 (16,913)
USD 3,960,443
(a)
MXN 80,696,000 Morgan Stanley & Co. International plc 12/21/22 (76,021)
USD 4,500,319 NZD 7,824,000 JPMorgan Chase Bank NA 12/21/22 (52,081)
USD 537,097 SEK 6,050,000 JPMorgan Chase Bank NA 12/21/22 (13,209)
(5,563,426)
$ 1,722,751
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.85% Semi-Annual 1 day SOFR Annual Bank of America NA 01/12/23 3.85 % USD 3,642 $ 76,287
10-Year Interest Rate Swap
(a)
3.61% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 01/12/23 3.61 EUR 9,105 78,112
$ 154,399

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ..... 5.00 % Quarterly 12/20/27 B+ USD 7,028 $ (12,359) $ (293,422) $ 281,063
ITRAXX.EUR.
CROSSOVER.38.V1 . 5.00 Quarterly 12/20/27 BB- EUR 7,057 (110,396) (199,870) 89,474
$ (122,755) $ (493,292) $ 370,537
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures November
2022 ................ TWD 240,278,452 Merrill Lynch International & Co. 11/16/22 TWD 240,278 $ (66,016) $ — $ (66,016)
KOSPI 200 Index Futures
December 2022 ........ KRW (4,542,619,450) Merrill Lynch International & Co. 12/08/22 KRW 4,542,619 128,098 — 128,098
KOSPI 200 Index Futures
December 2022 ........ KRW (2,940,051,000) Merrill Lynch International & Co. 12/08/22 KRW 2,940,051 (47,000) — (47,000)
KOSPI 200 Index Futures
December 2022 ........ KRW (1,859,603,200) Merrill Lynch International & Co. 12/08/22 KRW 1,859,603 (66,655) — (66,655)
BOVESPA Index Futures
December 2022 ........ BRL (10,974,418) Merrill Lynch International & Co. 12/14/22 BRL 10,974 15,924 — 15,924
Swiss Market Index Futures
December 2022 ........ CHF (1,309,167) HSBC Bank plc 12/16/22 CHF 1,309 10,872 — 10,872
$ (24,777) $ — $ (24,777)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ 236,722 $ (265,615)
(c)
$ (32,724) 43.7%
Monthly BNP Paribas SA
(d)
11/17/23 (349,964) 732,139
(e)
(153,400) 50.6
Monthly Citibank NA
(f)
02/24/23-02/27/23 (37,719) (63,815)
(g)
(81,954) 16.2
Monthly
Goldman Sachs
Bank USA
(h)
02/27/23-03/01/23 (109,488) (39,025)
(i)
(168,620) 31.1
Monthly
JPMorgan Chase
Bank NA
(j)
02/08/23 100,902 43,490
(k)
147,097 2.9
Quarterly
Merrill Lynch
International & Co.
(l)
02/15/23 (131,671) 147,390
(m)
(7,253) 15.8
$ 554,564 $ (296,854)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $3,831 of net dividends and financing fees.
(e)
Amount includes $535,575 of net dividends and financing fees.
(g)
Amount includes $(19,580) of net dividends and financing fees.
(i)
Amount includes $20,107 of net dividends and financing fees.
(k)
Amount includes $(2,705) of net dividends and financing fees.
(m)
Amount includes $22,972 of net dividends and financing fees.
(b) (d) (f)
Range: 15-1,550 basis points 15-700 basis points 0-125 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1M Copenhagen Interbank Offer Rate (CIBOR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR) DKK - Annualized Overnight Deposit MID Rate DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA) GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
NOK - 1M Norway Interbank Offer Rate (NIBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
NZD - 1M New Zealand Bank Bill Rate (BBR) NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR) NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
SGD - Overnight Rate Average (SORA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j) (l)
Range: 15-75 basis points 15-35 basis points 15-105 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON) USD - 1D Overnight Bank Funding Rate (OBFR01) CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average (NOWA) NOK - 1W Norway Interbank Offer Rate (NIBOR)
NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Ampol Ltd. .............. 2,300 $ 40,116 (122.6) %
Aristocrat Leisure Ltd. ...... 5,473 129,907 (397.0)
Aurizon Holdings Ltd. ...... 7,481 17,336 (53.0)
Australia & New Zealand Banking
Group Ltd. ............ 2,898 47,480 (145.1)
BHP Group Ltd. .......... 6,165 148,085 (452.5)
BlueScope Steel Ltd. ....... 8,416 84,749 (259.0)
Brambles Ltd. ............ 2,528 18,927 (57.8)
Cochlear Ltd. ............ 132 16,862 (51.5)
Coles Group Ltd. ......... 12,892 134,794 (411.9)
IDP Education Ltd. ........ 1,953 36,847 (112.6)
Lottery Corp. Ltd. (The) ..... 7,918 21,722 (66.4)
REA Group Ltd. .......... 666 51,619 (157.7)
Rio Tinto plc ............. 440 22,995 (70.3)
Wesfarmers Ltd. .......... 671 19,472 (59.5)
790,911
Austria
Mondi plc ............... 2,339 39,245 (119.9)
OMV AG ............... 990 45,583 (139.3)
84,828
Belgium
Groupe Bruxelles Lambert NV . 2,717 200,315 (612.1)
Umicore SA ............. 773 25,483 (77.9)
225,798
Brazil
MercadoLibre, Inc. ........ 59 53,196 (162.6)
Denmark
AP Moller - Maersk A/S, Class B 48 100,280 (306.5)
Coloplast A/S, Class B ...... 280 31,212 (95.4)
DSV A/S ............... 718 97,022 (296.5)
Genmab A/S ............ 498 191,834 (586.2)
Novo Nordisk A/S, Class B ... 1,736 188,758 (576.8)
Pandora A/S ............ 1,144 60,178 (183.9)
669,284
Finland
Elisa OYJ .............. 440 21,264 (65.0)
Kesko OYJ, Class B ....... 623 12,124 (37.1)
Neste OYJ .............. 243 10,650 (32.5)
Nokia OYJ .............. 9,323 41,431 (126.6)
Nordea Bank Abp ......... 5,360 51,201 (156.5)
Sampo OYJ, Class A ....... 960 43,899 (134.1)
Stora Enso OYJ, Class R .... 1,345 17,537 (53.6)
198,106
France
Arkema SA ............. 1,534 121,398 (371.0)
BioMerieux ............. 201 17,784 (54.4)
BNP Paribas SA .......... 3,034 142,276 (434.8)
Bureau Veritas SA ......... 1,947 48,169 (147.2)
Cie de Saint-Gobain ....... 1,730 70,724 (216.1)
Credit Agricole SA ......... 2,437 22,112 (67.6)
Dassault Systemes SE ..... 2,399 80,412 (245.7)
Eiffage SA .............. 1,714 154,983 (473.6)
Engie SA ............... 2,754 35,784 (109.4)
Eurazeo SE ............. 971 55,411 (169.3)
Hermes International ....... 96 124,261 (379.7)
Kering SA .............. 150 68,694 (209.9)
Shares Value
% of Basket
Value
France (continued)
La Francaise des Jeux SAEM . 1,264 $ 41,192 (125.9) %
Legrand SA ............. 1,308 99,676 (304.6)
Orange SA .............. 19,049 181,497 (554.6)
Pernod Ricard SA ......... 692 121,454 (371.2)
Publicis Groupe SA ........ 3,274 183,358 (560.3)
Societe Generale SA ....... 3,588 82,298 (251.5)
Teleperformance .......... 131 35,099 (107.3)
Vivendi SE .............. 10,473 85,721 (262.0)
1,772,303
Germany
Bayer AG (Registered) ...... 2,486 130,717 (399.5)
Beiersdorf AG ............ 1,756 168,568 (515.1)
Deutsche Bank AG (Registered) 2,633 25,097 (76.7)
Deutsche Boerse AG ....... 50 8,131 (24.9)
Deutsche Post AG (Registered) 6,775 239,495 (731.9)
Evonik Industries AG ....... 3,699 68,142 (208.2)
GEA Group AG ........... 1,142 39,918 (122.0)
HeidelbergCement AG ...... 381 17,521 (53.5)
Henkel AG & Co. KGaA
(Preference) .......... 943 59,408 (181.5)
Mercedes-Benz Group AG ... 631 36,523 (111.6)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 356 93,976 (287.2)
SAP SE ................ 1,179 113,482 (346.8)
1,000,978
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 71,871 (219.6)
New World Development Co.
Ltd. ................ 16,000 32,728 (100.0)
Power Assets Holdings Ltd. .. 8,500 40,643 (124.2)
Sun Hung Kai Properties Ltd. . 8,000 85,971 (262.7)
231,213
Ireland
Smurfit Kappa Group plc .... 4,489 148,599 (454.1)
Italy
Coca-Cola HBC AG ........ 1,523 33,267 (101.7)
Enel SpA ............... 32,509 145,229 (443.8)
Eni SpA ................ 7,653 100,513 (307.1)
Moncler SpA ............ 2,194 94,659 (289.3)
Poste Italiane SpA ......... 2,935 25,576 (78.2)
399,244
Japan
AGC, Inc. .............. 700 21,934 (67.0)
Ajinomoto Co., Inc. ........ 1,500 41,255 (126.1)
Asahi Kasei Corp. ......... 22,400 143,627 (438.9)
Astellas Pharma, Inc. ....... 3,200 44,154 (134.9)
Bridgestone Corp. ......... 1,000 36,166 (110.5)
Chugai Pharmaceutical Co. Ltd. 2,200 50,978 (155.8)
Dai Nippon Printing Co. Ltd. .. 2,300 46,071 (140.8)
Daiwa House Industry Co. Ltd. 3,400 68,501 (209.3)
Denso Corp. ............ 3,400 168,694 (515.5)
Dentsu Group, Inc. ........ 800 24,883 (76.0)
ENEOS Holdings, Inc. ...... 16,300 53,768 (164.3)
Fast Retailing Co. Ltd. ...... 100 55,714 (170.3)
Fuji Electric Co. Ltd. ....... 800 30,932 (94.5)
Hankyu Hanshin Holdings, Inc. 2,800 83,162 (254.1)
Hirose Electric Co. Ltd. ..... 300 38,916 (118.9)
Honda Motor Co. Ltd. ...... 8,000 182,420 (557.4)
Hoya Corp. ............. 600 55,777 (170.4)
Ibiden Co. Ltd. ........... 1,600 53,932 (164.8)
Isuzu Motors Ltd. ......... 9,200 108,189 (330.6)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Japan Tobacco, Inc. ....... 17,500 $ 293,080 (895.6) %
JSR Corp. .............. 700 13,301 (40.6)
Kajima Corp. ............ 10,900 102,604 (313.5)
KDDI Corp. ............. 6,600 195,076 (596.1)
Kikkoman Corp. .......... 1,200 65,028 (198.7)
Kyocera Corp. ........... 800 38,741 (118.4)
Lixil Corp. .............. 4,100 61,932 (189.3)
Marubeni Corp. ........... 2,700 23,636 (72.2)
Mazda Motor Corp. ........ 18,900 127,253 (388.9)
Mitsubishi Electric Corp. ..... 23,600 207,647 (634.5)
Mitsubishi Estate Co. Ltd. .... 1,900 23,893 (73.0)
Mitsui Chemicals, Inc. ...... 5,200 96,246 (294.1)
Murata Manufacturing Co. Ltd. 1,000 47,339 (144.7)
NEC Corp. .............. 800 26,481 (80.9)
NGK Insulators Ltd. ........ 13,500 157,492 (481.3)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 50,248 (153.5)
Nippon Steel Corp. ........ 1,400 19,206 (58.7)
Nippon Telegraph & Telephone
Corp. ............... 10,300 284,081 (868.1)
Nissan Chemical Corp. ..... 400 18,006 (55.0)
Nitto Denko Corp. ......... 2,600 136,983 (418.6)
Nomura Real Estate Holdings,
Inc. ................. 5,300 119,800 (366.1)
Ono Pharmaceutical Co. Ltd. . 2,400 56,481 (172.6)
ORIX Corp. ............. 4,200 61,688 (188.5)
Osaka Gas Co. Ltd. ........ 12,700 188,058 (574.7)
Panasonic Holdings Corp. ... 5,700 40,599 (124.1)
Recruit Holdings Co. Ltd. .... 4,700 144,624 (442.0)
Secom Co. Ltd. ........... 800 45,576 (139.3)
Seiko Epson Corp. ........ 2,600 35,298 (107.9)
Sekisui Chemical Co. Ltd. .... 8,600 107,397 (328.2)
Sekisui House Ltd. ........ 3,900 64,751 (197.9)
Shin-Etsu Chemical Co. Ltd. .. 700 72,751 (222.3)
Shionogi & Co. Ltd. ........ 500 23,219 (70.9)
SoftBank Corp. ........... 6,500 64,118 (195.9)
Sompo Holdings, Inc. ...... 100 4,169 (12.7)
Sony Group Corp. ......... 1,200 80,922 (247.3)
Subaru Corp. ............ 3,300 51,582 (157.6)
Sumitomo Chemical Co. Ltd. .. 31,200 105,058 (321.0)
Suntory Beverage & Food Ltd. 1,900 63,568 (194.3)
Taisei Corp. ............. 2,200 59,929 (183.1)
Takeda Pharmaceutical Co. Ltd. 3,400 89,791 (274.4)
Tokyo Gas Co. Ltd. ........ 13,200 235,904 (720.9)
TOPPAN, Inc. ............ 3,900 58,165 (177.7)
Toray Industries, Inc. ....... 19,000 92,290 (282.0)
Tosoh Corp. ............. 6,900 75,068 (229.4)
TOTO Ltd. .............. 2,500 71,307 (217.9)
Unicharm Corp. .......... 1,200 36,470 (111.4)
USS Co. Ltd. ............ 1,600 24,142 (73.8)
Yamaha Motor Co. Ltd. ..... 4,000 82,570 (252.3)
5,452,641
Netherlands
ASML Holding NV ......... 293 137,442 (420.0)
EXOR NV .............. 2,353 158,124 (483.2)
Koninklijke KPN NV ........ 38,686 108,209 (330.7)
NN Group NV ............ 3,184 134,818 (412.0)
Randstad NV ............ 945 47,098 (143.9)
Shell plc ............... 2,068 57,287 (175.1)
642,978
Shares Value
% of Basket
Value
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 $ 25,594 (78.2) %
Spark New Zealand Ltd. ..... 29,439 87,633 (267.8)
113,227
Norway
DNB Bank ASA ........... 16,186 286,280 (874.8)
Equinor ASA ............ 881 32,098 (98.1)
318,378
Singapore
DBS Group Holdings Ltd. .... 2,000 48,353 (147.8)
Singapore Airlines Ltd. ...... 15,900 58,978 (180.2)
Singapore Telecommunications
Ltd. ................ 12,900 22,714 (69.4)
STMicroelectronics NV ..... 7,210 224,187 (685.1)
354,232
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 28,147 145,205 (443.7)
Banco Santander SA ....... 49,601 128,639 (393.1)
Iberdrola SA ............. 6,445 65,541 (200.3)
Industria de Diseno Textil SA .. 3,061 69,479 (212.3)
408,864
Sweden
Alfa Laval AB ............ 3,039 74,806 (228.6)
Assa Abloy AB, Class B ..... 792 15,992 (48.9)
Boliden AB .............. 3,396 98,759 (301.8)
Epiroc AB, Class A ........ 1,639 25,091 (76.7)
Husqvarna AB, Class B ..... 4,097 24,324 (74.3)
Sandvik AB ............. 3,155 49,302 (150.6)
SKF AB, Class B .......... 2,667 38,606 (118.0)
Swedbank AB, Class A ...... 3,417 50,941 (155.7)
Volvo AB, Class B ......... 4,576 74,895 (228.9)
452,716
Switzerland
Baloise Holding AG (Registered) 135 18,444 (56.4)
Geberit AG (Registered) ..... 186 82,684 (252.7)
Givaudan SA (Registered) ... 17 50,778 (155.2)
Julius Baer Group Ltd. ...... 372 17,848 (54.5)
Kuehne + Nagel International AG
(Registered) ........... 747 159,011 (485.9)
Novartis AG (Registered) .... 6,617 535,254 (1,635.7)
SGS SA (Registered) ....... 67 147,702 (451.3)
Straumann Holding AG
(Registered) ........... 698 66,430 (203.0)
Swiss Life Holding AG
(Registered) ........... 392 189,815 (580.0)
Swisscom AG (Registered) ... 102 50,367 (153.9)
UBS Group AG (Registered) .. 8,706 138,026 (421.8)
Zurich Insurance Group AG .. 1,058 450,892 (1,377.9)
1,907,251
United Kingdom
Ashtead Group plc ........ 1,838 95,747 (292.6)
Associated British Foods plc .. 2,265 35,106 (107.3)
Auto Trader Group plc ...... 264 1,580 (4.8)
Barratt Developments plc .... 17,937 77,364 (236.4)
BP plc ................. 9,530 52,726 (161.1)
British American Tobacco plc . 624 24,644 (75.3)
Coca-Cola Europacific Partners
plc ................. 699 32,888 (100.5)
Compass Group plc ........ 3,405 71,716 (219.2)
Croda International plc ...... 692 53,609 (163.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United Kingdom (continued)
DCC plc ............... 1,583 $ 87,858 (268.5) %
Diageo plc .............. 5,997 246,792 (754.2)
Entain plc .............. 1,857 26,864 (82.1)
Experian plc ............. 1,269 40,462 (123.7)
Imperial Brands plc ........ 4,875 118,751 (362.9)
Informa plc .............. 9,482 60,419 (184.6)
Intertek Group plc ......... 2,596 108,754 (332.3)
Legal & General Group plc ... 8,524 22,804 (69.7)
Persimmon plc ........... 1,135 16,984 (51.9)
Reckitt Benckiser Group plc .. 443 29,399 (89.8)
RELX plc ............... 5,127 137,714 (420.8)
Sage Group plc (The) ...... 22,930 191,116 (584.0)
Smiths Group plc ......... 2,638 47,253 (144.4)
Spirax-Sarco Engineering plc . 341 42,023 (128.4)
Taylor Wimpey plc ......... 40,003 43,008 (131.4)
Whitbread plc ............ 2,433 71,608 (218.8)
WPP plc ............... 20,206 177,816 (543.4)
1,915,005
United States
ABIOMED, Inc. ........... 289 72,851 (222.6)
Accenture plc, Class A ...... 425 120,657 (368.7)
Adobe, Inc. ............. 1,328 422,968 (1,292.5)
Agilent Technologies, Inc. .... 3,343 462,504 (1,413.3)
Airbnb, Inc., Class A ....... 1,334 142,618 (435.8)
Altria Group, Inc. .......... 2,656 122,893 (375.5)
AMERCO .............. 132 75,925 (232.0)
American Express Co. ...... 417 61,904 (189.2)
American International Group,
Inc. ................. 485 27,645 (84.5)
Ameriprise Financial, Inc. .... 231 71,407 (218.2)
ANSYS, Inc. ............. 746 164,985 (504.2)
AO Smith Corp. .......... 861 47,166 (144.1)
Apple, Inc. .............. 1,736 266,198 (813.5)
Applied Materials, Inc. ...... 3,516 310,428 (948.6)
Archer-Daniels-Midland Co. .. 2,213 214,617 (655.8)
Arista Networks, Inc. ....... 1,211 146,361 (447.3)
Autodesk, Inc. ........... 593 127,080 (388.3)
Automatic Data Processing, Inc. 172 41,572 (127.0)
AutoZone, Inc. ........... 13 32,927 (100.6)
Avery Dennison Corp. ...... 705 119,533 (365.3)
Baker Hughes Co. ......... 5,095 140,928 (430.7)
Bank of New York Mellon Corp.
(The) ............... 2,941 123,846 (378.5)
Booking Holdings, Inc. ...... 55 102,821 (314.2)
Booz Allen Hamilton Holding
Corp. ............... 724 78,807 (240.8)
BorgWarner, Inc. .......... 1,687 63,313 (193.5)
Bristol-Myers Squibb Co. .... 2,174 168,420 (514.7)
Brown-Forman Corp., Class B . 1,209 82,212 (251.2)
Bunge Ltd. .............. 606 59,812 (182.8)
Cadence Design Systems, Inc. 5,713 864,891 (2,643.0)
Capital One Financial Corp. .. 405 42,938 (131.2)
Carlisle Cos., Inc. ......... 1,126 268,889 (821.7)
Carlyle Group, Inc. (The) .... 2,352 66,515 (203.3)
Carrier Global Corp. ....... 569 22,623 (69.1)
CDW Corp. ............. 906 156,566 (478.4)
Celanese Corp. .......... 226 21,723 (66.4)
CenterPoint Energy, Inc. .... 1,142 32,673 (99.8)
Chipotle Mexican Grill, Inc. ... 8 11,987 (36.6)
Cigna Corp. ............. 502 162,176 (495.6)
Citigroup, Inc. ............ 5,181 237,601 (726.1)
CMS Energy Corp. ........ 2,421 138,118 (422.1)
Coca-Cola Co. (The) ....... 1,350 80,798 (246.9)
Shares Value
% of Basket
Value
United States (continued)
Cognizant Technology Solutions
Corp., Class A ......... 2,105 $ 131,036 (400.4) %
Consolidated Edison, Inc. .... 282 24,805 (75.8)
Copart, Inc. ............. 1,186 136,414 (416.9)
Corteva, Inc. ............ 4,100 267,894 (818.6)
Crowdstrike Holdings, Inc., Class
A .................. 235 37,882 (115.8)
Cummins, Inc. ........... 1,559 381,191 (1,164.9)
CVS Health Corp. ......... 2,923 276,808 (845.9)
Darden Restaurants, Inc. .... 212 30,346 (92.7)
Delta Air Lines, Inc. ........ 718 24,362 (74.4)
Dexcom, Inc. ............ 292 35,268 (107.8)
Diamondback Energy, Inc. ... 316 49,647 (151.7)
Discover Financial Services .. 506 52,857 (161.5)
DocuSign, Inc. ........... 229 11,061 (33.8)
Dominion Energy, Inc. ...... 2,673 187,030 (571.5)
Domino's Pizza, Inc. ....... 175 58,142 (177.7)
Dropbox, Inc., Class A ...... 13,433 292,168 (892.8)
DTE Energy Co. .......... 1,105 123,882 (378.6)
DuPont de Nemours, Inc. .... 7,014 401,201 (1,226.0)
Eaton Corp. plc ........... 224 33,616 (102.7)
eBay, Inc. .............. 3,238 129,002 (394.2)
Ecolab, Inc. ............. 256 40,210 (122.9)
Edison International ........ 1,338 80,334 (245.5)
Edwards Lifesciences Corp. .. 6,850 496,145 (1,516.2)
Elevance Health, Inc. ....... 127 69,440 (212.2)
Eli Lilly & Co. ............ 386 139,767 (427.1)
Emerson Electric Co. ....... 1,577 136,568 (417.3)
Equifax, Inc. ............. 8 1,356 (4.1)
Equitable Holdings, Inc. ..... 2,574 78,816 (240.8)
Estee Lauder Cos., Inc. (The),
Class A .............. 576 115,482 (352.9)
Evergy, Inc. ............. 1,079 65,959 (201.6)
Eversource Energy ........ 284 21,664 (66.2)
Exelon Corp. ............ 4,907 189,361 (578.7)
Expedia Group, Inc. ........ 924 86,366 (263.9)
Expeditors International of
Washington, Inc. ........ 2,252 220,358 (673.4)
FactSet Research Systems, Inc. 265 112,755 (344.6)
Fair Isaac Corp. .......... 424 203,028 (620.4)
Ferguson plc ............ 450 49,076 (150.0)
First Republic Bank ........ 28 3,363 (10.3)
FMC Corp. .............. 175 20,808 (63.6)
Fortinet, Inc. ............. 1,050 60,018 (183.4)
Fortive Corp. ............ 1,990 127,161 (388.6)
Fortune Brands Home & Security,
Inc. ................. 755 45,542 (139.2)
Garmin Ltd. ............. 824 72,545 (221.7)
General Motors Co. ........ 1,980 77,715 (237.5)
Genuine Parts Co. ........ 450 80,037 (244.6)
Gilead Sciences, Inc. ....... 5,432 426,195 (1,302.4)
Halliburton Co. ........... 1,730 63,007 (192.5)
Hartford Financial Services
Group, Inc. (The) ....... 1,723 124,762 (381.3)
Hershey Co. (The) ........ 1,818 434,084 (1,326.5)
Hewlett Packard Enterprise Co. 4,179 59,634 (182.2)
Hologic, Inc. ............. 1,191 80,750 (246.8)
Home Depot, Inc. (The) ..... 94 27,836 (85.1)
HP, Inc. ................ 685 18,920 (57.8)
IDEX Corp. ............. 109 24,232 (74.0)
IDEXX Laboratories, Inc. .... 135 48,557 (148.4)
Illinois Tool Works, Inc. ...... 1,395 297,874 (910.3)
Illumina, Inc. ............ 206 47,137 (144.0)
Incyte Corp. ............. 2,166 161,020 (492.1)
Intel Corp. .............. 4,837 137,516 (420.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Interpublic Group of Cos., Inc.
(The) ............... 4,640 $ 138,226 (422.4) %
Intuit, Inc. .............. 1,068 456,570 (1,395.2)
Invesco Ltd. ............. 1,068 16,362 (50.0)
James Hardie Industries plc,
CDI ................ 11,251 245,643 (750.7)
JB Hunt Transport Services, Inc. 1,698 290,477 (887.7)
Johnson & Johnson ........ 142 24,704 (75.5)
Johnson Controls International
plc ................. 2,506 144,947 (442.9)
JPMorgan Chase & Co. ..... 405 50,981 (155.8)
Juniper Networks, Inc. ...... 5,173 158,294 (483.7)
Kellogg Co. ............. 2,800 215,096 (657.3)
Keysight Technologies, Inc. ... 2,408 419,353 (1,281.5)
Kimberly-Clark Corp. ....... 381 47,419 (144.9)
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 97,693 (298.5)
Kroger Co. (The) .......... 914 43,223 (132.1)
Laboratory Corp. of America
Holdings ............. 201 44,594 (136.3)
Lam Research Corp. ....... 307 124,267 (379.7)
Lennox International, Inc. .... 144 33,634 (102.8)
LKQ Corp. .............. 2,175 121,017 (369.8)
Lowe's Cos., Inc. ......... 264 51,467 (157.3)
Lyft, Inc., Class A ......... 755 11,053 (33.8)
Marathon Oil Corp. ........ 1,579 48,081 (146.9)
Marathon Petroleum Corp. ... 1,800 204,516 (625.0)
Masimo Corp. ............ 245 32,242 (98.5)
Medtronic plc ............ 889 77,645 (237.3)
Merck & Co., Inc. ......... 1,622 164,146 (501.6)
Meta Platforms, Inc., Class A . 155 14,440 (44.1)
MetLife, Inc. ............. 14,355 1,050,930 (3,211.5)
Mettler-Toledo International, Inc. 54 68,306 (208.7)
Microsoft Corp. ........... 1,342 311,518 (952.0)
Molina Healthcare, Inc. ..... 748 268,427 (820.3)
Monolithic Power Systems, Inc. 144 48,881 (149.4)
MSCI, Inc. .............. 48 22,505 (68.8)
Nasdaq, Inc. ............ 369 22,967 (70.2)
Nestle SA (Registered) ..... 1,588 172,868 (528.3)
NetApp, Inc. ............. 4,801 332,565 (1,016.3)
News Corp., Class A ....... 3,213 54,203 (165.6)
NiSource, Inc. ........... 1,570 40,333 (123.3)
Nordson Corp. ........... 234 52,650 (160.9)
Northern Trust Corp. ....... 818 68,998 (210.8)
NortonLifeLock, Inc. ....... 860 19,376 (59.2)
NVR, Inc. ............... 18 76,279 (233.1)
Old Dominion Freight Line, Inc. 367 100,778 (308.0)
ONEOK, Inc. ............ 4,316 256,025 (782.4)
Oracle Corp. ............ 361 28,183 (86.1)
Otis Worldwide Corp. ....... 1,345 95,011 (290.3)
Owens Corning ........... 736 63,009 (192.5)
Packaging Corp. of America .. 381 45,800 (140.0)
Palo Alto Networks, Inc. ..... 886 152,029 (464.6)
Paychex, Inc. ............ 941 111,330 (340.2)
Paycom Software, Inc. ...... 207 71,622 (218.9)
PepsiCo, Inc. ............ 663 120,388 (367.9)
Pfizer, Inc. .............. 650 30,258 (92.5)
Philip Morris International, Inc. 794 72,929 (222.9)
Phillips 66 .............. 991 103,351 (315.8)
Pool Corp. .............. 383 116,520 (356.1)
Procter & Gamble Co. (The) .. 3,203 431,348 (1,318.1)
Prudential Financial, Inc. .... 651 68,479 (209.3)
Public Service Enterprise Group,
Inc. ................. 1,157 64,873 (198.2)
QUALCOMM, Inc. ......... 1,251 147,193 (449.8)
Shares Value
% of Basket
Value
United States (continued)
Quest Diagnostics, Inc. ..... 182 $ 26,144 (79.9) %
RingCentral, Inc., Class A .... 951 33,780 (103.2)
Robert Half International, Inc. . 538 41,135 (125.7)
Roche Holding AG ........ 640 212,351 (648.9)
Schlumberger NV ......... 12,200 634,766 (1,939.8)
Schneider Electric SE ...... 2,350 297,173 (908.1)
Sealed Air Corp. .......... 1,223 58,239 (178.0)
Sempra Energy .......... 1,862 281,050 (858.9)
ServiceNow, Inc. .......... 946 398,020 (1,216.3)
Starbucks Corp. .......... 2,002 173,353 (529.7)
Steel Dynamics, Inc. ....... 2,170 204,088 (623.7)
Stellantis NV ............ 13,270 179,033 (547.1)
Synchrony Financial ....... 1,158 41,178 (125.8)
Synopsys, Inc. ........... 345 100,930 (308.4)
Texas Instruments, Inc. ..... 763 122,561 (374.5)
Travelers Cos., Inc. (The) .... 117 21,582 (65.9)
Trimble, Inc. ............. 786 47,286 (144.5)
Uber Technologies, Inc. ..... 1,928 51,227 (156.5)
UGI Corp. .............. 5,521 195,057 (596.1)
Ulta Beauty, Inc. .......... 452 189,555 (579.3)
United Parcel Service, Inc., Class
B .................. 309 51,841 (158.4)
United Rentals, Inc. ........ 381 120,286 (367.6)
Vail Resorts, Inc. .......... 415 90,939 (277.9)
Veeva Systems, Inc., Class A . 554 93,039 (284.3)
VeriSign, Inc. ............ 588 117,870 (360.2)
Vertex Pharmaceuticals, Inc. .. 376 117,312 (358.5)
Walgreens Boots Alliance, Inc. 2,218 80,957 (247.4)
Waters Corp. ............ 212 63,424 (193.8)
Webster Financial Corp. ..... 473 25,665 (78.4)
Westinghouse Air Brake
Technologies Corp. ...... 563 52,517 (160.5)
Westlake Corp. ........... 1,624 156,960 (479.6)
WestRock Co. ........... 1,918 65,327 (199.6)
Workday, Inc., Class A ...... 645 100,504 (307.1)
WW Grainger, Inc. ......... 428 250,102 (764.3)
Yum! Brands, Inc. ......... 273 32,282 (98.6)
Zebra Technologies Corp., Class
A .................. 286 81,001 (247.5)
25,984,462
Total Reference Entity — Long ............ 43,124,214
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (14,187) (95,512) 291.9
Commonwealth Bank of
Australia ............. (1,041) (69,796) 213.3
Domino's Pizza Enterprises Ltd. (4,796) (195,551) 597.6
Endeavour Group Ltd. ...... (55,923) (255,977) 782.2
Evolution Mining Ltd. ....... (26,493) (35,144) 107.4
Macquarie Group Ltd. ...... (492) (53,374) 163.1
Mineral Resources Ltd. ..... (630) (29,536) 90.2
National Australia Bank Ltd. .. (3,956) (82,174) 251.1
Newcrest Mining Ltd. ....... (13,351) (147,866) 451.9
Northern Star Resources Ltd. . (12,190) (68,034) 207.9
Origin Energy Ltd. ......... (5,586) (19,956) 61.0
Ramsay Health Care Ltd. .... (6,876) (257,913) 788.1
Reece Ltd. .............. (3,725) (36,989) 113.0
Sonic Healthcare Ltd. ...... (4,616) (96,638) 295.3
Telstra Group Ltd. ......... (45,587) (114,306) 349.3
WiseTech Global Ltd. ....... (282) (10,429) 31.9
Woodside Energy Group Ltd. . (1,209) (27,950) 85.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Australia (continued)
Woolworths Group Ltd. ..... (6,088) $ (128,565) 392.9%
(1,725,710)
Belgium
Anheuser-Busch InBev SA/NV (354) (17,707) 54.1
Sofina SA .............. (99) (19,305) 59.0
Solvay SA .............. (1,244) (112,260) 343.0
(149,272)
Brazil
Yara International ASA ...... (1,175) (52,442) 160.3
Chile
Antofagasta plc ........... (1,840) (24,795) 75.8
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (122,074) 373.0
Futu Holdings Ltd., ADR ..... (2,308) (78,149) 238.8
NXP Semiconductors NV .... (133) (19,428) 59.4
(219,651)
Denmark
Chr Hansen Holding A/S .... (1,164) (64,650) 197.6
Danske Bank A/S ......... (1,580) (25,487) 77.9
Demant A/S ............. (1,412) (38,558) 117.8
GN Store Nord A/S ........ (2,271) (48,262) 147.5
Orsted A/S .............. (324) (26,732) 81.7
ROCKWOOL A/S, Class B ... (85) (16,928) 51.7
Vestas Wind Systems A/S ... (1,097) (21,626) 66.1
(242,243)
Finland
Fortum OYJ ............. (11,491) (161,728) 494.2
Kone OYJ, Class B ........ (1,421) (58,184) 177.8
(219,912)
France
Accor SA ............... (10,838) (259,694) 793.6
Adevinta ASA ............ (5,256) (35,979) 109.9
Aeroports de Paris ........ (1,512) (204,469) 624.8
Air Liquide SA ........... (1,738) (227,354) 694.8
Airbus SE .............. (769) (83,209) 254.3
Alstom SA .............. (2,332) (47,995) 146.7
AXA SA ................ (3,156) (77,937) 238.2
Bollore SE .............. (19,131) (95,685) 292.4
Bouygues SA ............ (9,532) (271,959) 831.1
Cie Generale des Etablissements
Michelin SCA .......... (2,209) (56,294) 172.0
Danone SA ............. (538) (26,738) 81.7
Dassault Aviation SA ....... (523) (77,675) 237.4
Electricite de France SA ..... (11,886) (140,373) 429.0
EssilorLuxottica SA ........ (409) (64,674) 197.6
L'Oreal SA .............. (717) (225,141) 688.0
Renault SA ............. (1,207) (37,163) 113.6
Sartorius Stedim Biotech .... (43) (13,646) 41.7
Sodexo SA ............. (314) (27,815) 85.0
Thales SA .............. (414) (52,653) 160.9
Ubisoft Entertainment SA .... (1,183) (32,457) 99.2
Valeo ................. (1,346) (22,173) 67.8
Veolia Environnement SA .... (1,678) (37,446) 114.4
Vinci SA ............... (402) (36,999) 113.1
Worldline SA ............ (1,349) (58,879) 179.9
(2,214,407)
Germany
adidas AG .............. (663) (64,719) 197.8
Aroundtown SA ........... (4,614) (9,146) 27.9
Shares Value
% of Basket
Value
Germany (continued)
BASF SE ............... (2,006) $ (90,011) 275.1%
Continental AG ........... (2,168) (112,293) 343.1
Covestro AG ............ (2,009) (68,198) 208.4
Deutsche Lufthansa AG
(Registered) ........... (9,756) (66,702) 203.8
Deutsche Telekom AG
(Registered) ........... (3,543) (66,876) 204.4
Fresenius Medical Care AG &
Co. KGaA ............ (2,231) (61,711) 188.6
Fresenius SE & Co. KGaA ... (2,693) (61,974) 189.4
Hannover Rueck SE ....... (253) (41,169) 125.8
LEG Immobilien SE ........ (246) (16,060) 49.1
Merck KGaA ............ (375) (61,112) 186.7
Porsche Automobil Holding SE
(Preference) .......... (831) (46,430) 141.9
RWE AG ............... (4,265) (164,182) 501.7
Scout24 SE ............. (288) (14,759) 45.1
Siemens Healthineers AG .... (764) (35,001) 107.0
Telefonica Deutschland Holding
AG ................. (53,777) (117,175) 358.1
United Internet AG (Registered),
Class G .............. (1,434) (26,806) 81.9
Vonovia SE ............. (4,719) (104,340) 318.8
Zalando SE ............. (3,143) (72,440) 221.4
(1,301,104)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (154,399) 471.8
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (124,301) 379.8
HKT Trust & HKT Ltd. ...... (104,000) (117,618) 359.4
Prudential plc ............ (2,170) (20,159) 61.6
(416,477)
Ireland
AerCap Holdings NV ....... (2,040) (108,956) 333.0
Kingspan Group plc ........ (1,038) (52,333) 159.9
(161,289)
Israel
ZIM Integrated Shipping Services
Ltd. ................ (432) (10,148) 31.0
Italy
Amplifon SpA ............ (903) (22,434) 68.6
Atlantia SpA ............. (900) (20,077) 61.4
Infrastrutture Wireless Italiane
SpA ................ (5,248) (46,320) 141.5
Nexi SpA ............... (3,140) (27,147) 83.0
(115,978)
Japan
Aeon Co. Ltd. ............ (1,700) (31,706) 96.9
Aisin Corp. .............. (1,500) (38,505) 117.7
Bandai Namco Holdings, Inc. . (1,300) (85,934) 262.6
Brother Industries Ltd. ...... (5,200) (88,587) 270.7
Canon, Inc. ............. (3,500) (74,191) 226.7
Central Japan Railway Co. ... (1,400) (162,087) 495.3
Chubu Electric Power Co., Inc. (11,800) (96,051) 293.5
Dai-ichi Life Holdings, Inc. ... (2,700) (42,883) 131.0
Daiichi Sankyo Co. Ltd. ..... (1,100) (35,212) 107.6
East Japan Railway Co. ..... (1,100) (58,614) 179.1
FUJIFILM Holdings Corp. .... (1,200) (54,900) 167.8
GMO Payment Gateway, Inc. . (1,600) (115,049) 351.6
Hikari Tsushin, Inc. ........ (100) (12,079) 36.9
Iida Group Holdings Co. Ltd. .. (3,300) (45,822) 140.0
ITOCHU Corp. ........... (1,200) (31,014) 94.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Itochu Techno-Solutions Corp. . (2,300) $ (53,323) 163.0%
Japan Airlines Co. Ltd. ...... (5,500) (102,730) 313.9
Japan Exchange Group, Inc. .. (900) (11,828) 36.1
Japan Post Bank Co. Ltd. .... (15,300) (101,946) 311.5
Japan Post Insurance Co. Ltd. (5,200) (76,976) 235.2
JFE Holdings, Inc. ......... (9,000) (82,450) 252.0
Kansai Electric Power Co., Inc.
(The) ............... (4,900) (37,119) 113.4
Keio Corp. .............. (1,700) (59,603) 182.1
Keisei Electric Railway Co. Ltd. (600) (15,925) 48.7
Keyence Corp. ........... (400) (150,826) 460.9
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (15,920) 48.7
Kobe Bussan Co. Ltd. ...... (7,300) (158,342) 483.9
Koei Tecmo Holdings Co. Ltd. . (15,700) (236,896) 723.9
Koito Manufacturing Co. Ltd. .. (800) (11,358) 34.7
Kose Corp. ............. (1,000) (99,821) 305.0
Kubota Corp. ............ (15,200) (212,034) 648.0
Kurita Water Industries Ltd. ... (600) (21,963) 67.1
Lasertec Corp. ........... (1,300) (182,664) 558.2
M3, Inc. ................ (700) (20,860) 63.7
Makita Corp. ............ (2,400) (43,856) 134.0
Mitsubishi Chemical Group
Corp. ............... (4,400) (19,876) 60.7
Mitsubishi Corp. .......... (900) (24,380) 74.5
Mitsubishi Heavy Industries Ltd. (4,000) (137,776) 421.0
Mitsubishi UFJ Financial Group,
Inc. ................. (22,100) (104,397) 319.0
Mitsui Fudosan Co. Ltd. ..... (2,500) (47,871) 146.3
Mitsui OSK Lines Ltd. ...... (2,200) (43,549) 133.1
Mizuho Financial Group, Inc. .. (1,400) (15,142) 46.3
Nexon Co. Ltd. ........... (4,100) (68,610) 209.7
Nidec Corp. ............. (1,600) (87,974) 268.8
Nihon M&A Center Holdings,
Inc. ................. (4,400) (49,649) 151.7
Nintendo Co. Ltd. ......... (2,000) (81,198) 248.1
Nippon Paint Holdings Co. Ltd. (2,600) (16,570) 50.6
Nippon Sanso Holdings Corp. . (8,000) (127,372) 389.2
Nippon Shinyaku Co. Ltd. .... (500) (27,683) 84.6
Nippon Yusen KK ......... (900) (16,303) 49.8
NTT Data Corp. .......... (4,500) (65,177) 199.2
Obic Co. Ltd. ............ (400) (60,025) 183.4
Odakyu Electric Railway Co. Ltd. (10,600) (126,012) 385.1
Oji Holdings Corp. ......... (3,600) (12,480) 38.1
Open House Group Co. Ltd. .. (1,600) (56,911) 173.9
Oracle Corp. Japan ........ (800) (42,617) 130.2
Otsuka Corp. ............ (5,200) (163,759) 500.4
Otsuka Holdings Co. Ltd. .... (7,100) (227,587) 695.5
Rakuten Group, Inc. ....... (19,700) (87,948) 268.8
Renesas Electronics Corp. ... (9,100) (76,128) 232.6
SBI Holdings, Inc. ......... (3,500) (63,224) 193.2
SCSK Corp. ............. (3,600) (53,113) 162.3
Sharp Corp. ............. (11,600) (69,578) 212.6
Shimizu Corp. ........... (8,200) (40,918) 125.0
Shiseido Co. Ltd. ......... (1,300) (44,898) 137.2
SoftBank Group Corp. ...... (3,500) (150,242) 459.1
Square Enix Holdings Co. Ltd. . (2,000) (89,244) 272.7
SUMCO Corp. ........... (2,500) (31,687) 96.8
Sumitomo Electric Industries
Ltd. ................ (28,500) (297,834) 910.1
Suzuki Motor Corp. ........ (1,400) (47,334) 144.6
T&D Holdings, Inc. ........ (2,300) (22,748) 69.5
TIS, Inc. ............... (7,100) (191,428) 585.0
Tobu Railway Co. Ltd. ...... (3,500) (80,964) 247.4
Toho Co. Ltd. ............ (1,600) (56,894) 173.9
Shares Value
% of Basket
Value
Japan (continued)
Tokio Marine Holdings, Inc. ... (2,400) $ (43,452) 132.8%
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (61,242) 187.2
Tokyu Corp. ............. (4,800) (55,346) 169.1
Toshiba Corp. ............ (1,200) (41,642) 127.3
Welcia Holdings Co. Ltd. .... (5,500) (114,958) 351.3
West Japan Railway Co. .... (3,500) (138,763) 424.0
(6,151,577)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (35,213) 107.6
Luxembourg
ArcelorMittal SA .......... (4,692) (104,883) 320.5
Eurofins Scientific SE ...... (188) (12,035) 36.8
(116,918)
Netherlands
ABN AMRO Bank NV, CVA ... (4,692) (46,125) 141.0
Adyen NV .............. (24) (34,263) 104.7
Akzo Nobel NV ........... (596) (36,794) 112.4
Argenx SE .............. (296) (114,922) 351.2
ASM International NV ...... (70) (15,485) 47.3
Euronext NV ............ (1,573) (99,837) 305.1
JDE Peet's NV ........... (3,587) (102,678) 313.8
Koninklijke DSM NV ....... (524) (61,638) 188.4
OCI NV ................ (775) (29,642) 90.6
Universal Music Group NV ... (9,278) (182,178) 556.7
(723,562)
New Zealand
Xero Ltd. ............... (1,064) (52,837) 161.5
Norway
Gjensidige Forsikring ASA ... (1,266) (23,141) 70.7
Salmar ASA ............. (1,449) (49,123) 150.1
Telenor ASA ............. (2,947) (26,782) 81.9
(99,046)
Singapore
Grab Holdings Ltd., Class A .. (9,466) (24,612) 75.2
Keppel Corp. Ltd. ......... (11,200) (55,127) 168.4
Sea Ltd., ADR ........... (2,474) (122,908) 375.6
Singapore Exchange Ltd. .... (12,800) (76,117) 232.6
Singapore Technologies
Engineering Ltd. ........ (10,200) (23,780) 72.7
Venture Corp. Ltd. ......... (10,200) (114,784) 350.8
(417,328)
South Africa
Anglo American plc ........ (1,105) (33,099) 101.1
Spain
Aena SME SA ........... (613) (72,047) 220.2
Amadeus IT Group SA ...... (619) (32,284) 98.7
CaixaBank SA ........... (17,870) (59,258) 181.1
Cellnex Telecom SA ....... (6,064) (198,476) 606.5
EDP Renovaveis SA ....... (2,882) (60,645) 185.3
Ferrovial SA ............. (1,606) (39,248) 119.9
Grifols SA .............. (9,099) (77,410) 236.6
Naturgy Energy Group SA ... (365) (9,367) 28.6
Telefonica SA ............ (25,444) (87,710) 268.0
(636,445)
Sweden
Atlas Copco AB, Class A .... (6,904) (73,688) 225.2
Electrolux AB, Class B ...... (14,310) (176,545) 539.5
Embracer Group AB ....... (3,926) (18,887) 57.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Sweden (continued)
EQT AB ................ (2,573) $ (50,637) 154.7%
H & M Hennes & Mauritz AB,
Class B .............. (10,096) (101,689) 310.8
Holmen AB, Class B ....... (1,320) (47,903) 146.4
Nibe Industrier AB, Class B ... (8,260) (65,888) 201.4
Securitas AB, Class B ...... (7,626) (62,311) 190.4
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (57,693) 176.3
Swedish Orphan Biovitrum AB . (1,167) (21,495) 65.7
(676,736)
Switzerland
ABB Ltd. (Registered) ...... (13,217) (367,040) 1,121.6
Bachem Holding AG, Class B . (490) (35,136) 107.4
Barry Callebaut AG (Registered) (39) (73,785) 225.5
Cie Financiere Richemont SA . (815) (79,653) 243.4
Credit Suisse Group AG
(Registered) ........... (31,518) (130,562) 399.0
EMS-Chemie Holding AG
(Registered) ........... (68) (42,758) 130.7
Holcim Ltd. ............. (704) (31,984) 97.7
Logitech International SA
(Registered) ........... (730) (36,304) 110.9
Lonza Group AG (Registered) . (285) (146,713) 448.3
Partners Group Holding AG .. (37) (33,211) 101.5
Schindler Holding AG ...... (242) (39,462) 120.6
Sonova Holding AG (Registered) (245) (57,909) 177.0
Swiss Prime Site AG
(Registered) ........... (1,271) (102,561) 313.4
TE Connectivity Ltd. ....... (897) (109,640) 335.1
VAT Group AG ........... (25) (5,708) 17.4
(1,292,426)
United Kingdom
abrdn plc ............... (28,264) (51,502) 157.4
Admiral Group plc ......... (878) (20,304) 62.0
AVEVA Group plc ......... (1,523) (54,506) 166.6
Aviva plc ............... (12,182) (58,433) 178.6
BAE Systems plc ......... (2,861) (26,761) 81.8
BT Group plc ............ (81,513) (121,473) 371.2
Bunzl plc ............... (780) (25,417) 77.7
Haleon plc .............. (25,390) (77,857) 237.9
Halma plc .............. (3,850) (93,360) 285.3
Hargreaves Lansdown plc ... (5,080) (44,397) 135.7
Johnson Matthey plc ....... (2,312) (51,321) 156.8
Liberty Global plc, Class C ... (4,532) (80,035) 244.6
Linde plc ............... (187) (55,604) 169.9
Melrose Industries plc ...... (30,050) (40,309) 123.2
National Grid plc .......... (9,994) (108,886) 332.7
Phoenix Group Holdings plc .. (17,666) (109,953) 336.0
Rolls-Royce Holdings plc .... (126,484) (113,439) 346.6
Schroders plc ............ (12,000) (53,880) 164.6
Severn Trent plc .......... (4,519) (129,694) 396.3
St James's Place plc ....... (3,375) (41,214) 125.9
Standard Chartered plc ..... (3,062) (18,295) 55.9
Tesco plc ............... (25,085) (61,957) 189.3
United Utilities Group plc .... (7,874) (84,852) 259.3
Vodafone Group plc ........ (123,698) (144,405) 441.3
(1,667,854)
United States
Abbott Laboratories ........ (272) (26,912) 82.2
AbbVie, Inc. ............. (552) (80,813) 247.0
Affirm Holdings, Inc. ....... (4,710) (94,530) 288.9
Aflac, Inc. .............. (155) (10,092) 30.8
Air Products & Chemicals, Inc. (2,881) (721,402) 2,204.5
Shares Value
% of Basket
Value
United States (continued)
Albemarle Corp. .......... (227) $ (63,530) 194.1%
Align Technology, Inc. ...... (84) (16,321) 49.9
Allegion plc ............. (629) (65,900) 201.4
Alliant Energy Corp. ....... (1,944) (101,418) 309.9
Allstate Corp. (The) ........ (1,564) (197,455) 603.4
AMC Entertainment Holdings,
Inc. ................. (7,010) (30,529) 93.3
Amcor plc .............. (5,075) (58,769) 179.6
Ameren Corp. ............ (1,729) (140,948) 430.7
AMETEK, Inc. ........... (150) (19,449) 59.4
Amphenol Corp., Class A .... (3,138) (237,955) 727.2
Analog Devices, Inc. ....... (832) (118,660) 362.6
Apollo Global Management, Inc. (3,646) (201,843) 616.8
AppLovin Corp., Class A ..... (5,351) (90,753) 277.3
Aptiv plc ............... (1,173) (106,825) 326.4
Aramark ............... (2,696) (98,404) 300.7
Arthur J Gallagher & Co. .... (1,257) (235,160) 718.6
AT&T, Inc. .............. (5,471) (99,736) 304.8
Atmos Energy Corp. ....... (336) (35,801) 109.4
Avantor, Inc. ............. (952) (19,202) 58.7
Ball Corp. .............. (366) (18,077) 55.2
Baxter International, Inc. .... (2,236) (121,527) 371.4
Becton Dickinson and Co. ... (277) (65,364) 199.7
Bentley Systems, Inc., Class B (1,809) (63,822) 195.0
Berkshire Hathaway, Inc., Class
B .................. (217) (64,035) 195.7
Bill.com Holdings, Inc. ...... (545) (72,681) 222.1
BioMarin Pharmaceutical, Inc. . (1,744) (151,083) 461.7
Bio-Rad Laboratories, Inc., Class
A .................. (179) (62,956) 192.4
Bio-Techne Corp. ......... (131) (38,810) 118.6
Blackstone, Inc. .......... (825) (75,191) 229.8
Block, Inc., Class A ........ (1,517) (91,126) 278.5
Boeing Co. (The) ......... (379) (54,011) 165.1
Boston Scientific Corp. ...... (1,772) (76,391) 233.4
Broadcom, Inc. ........... (996) (468,240) 1,430.9
Broadridge Financial Solutions,
Inc. ................. (1,255) (188,325) 575.5
Brown & Brown, Inc. ....... (1,879) (110,466) 337.6
Burlington Stores, Inc. ...... (531) (75,912) 232.0
Caesars Entertainment, Inc. .. (4,408) (192,762) 589.1
Campbell Soup Co. ........ (3,858) (204,127) 623.8
Cardinal Health, Inc. ....... (451) (34,231) 104.6
CarMax, Inc. ............ (3,109) (195,898) 598.6
Carnival Corp. ........... (22,697) (205,635) 628.4
Catalent, Inc. ............ (605) (39,767) 121.5
Centene Corp. ........... (745) (63,422) 193.8
Ceridian HCM Holding, Inc. .. (1,627) (107,691) 329.1
CF Industries Holdings, Inc. .. (750) (79,695) 243.5
CH Robinson Worldwide, Inc. . (1,201) (117,362) 358.6
Charles Schwab Corp. (The) .. (1,634) (130,181) 397.8
Charter Communications, Inc.,
Class A .............. (669) (245,938) 751.6
Cheniere Energy, Inc. ...... (480) (84,677) 258.8
Chevron Corp. ........... (456) (82,490) 252.1
Chewy, Inc., Class A ....... (2,961) (114,680) 350.4
Church & Dwight Co., Inc. ... (4,294) (318,314) 972.7
Cincinnati Financial Corp. .... (739) (76,353) 233.3
Cisco Systems, Inc. ........ (3,980) (180,811) 552.5
Citizens Financial Group, Inc. . (954) (39,019) 119.2
Clarivate plc ............. (10,488) (108,341) 331.1
Cleveland-Cliffs, Inc. ....... (1,708) (22,187) 67.8
Clorox Co. (The) .......... (861) (125,740) 384.2
Cloudflare, Inc., Class A ..... (2,356) (132,690) 405.5
CME Group, Inc. .......... (1,329) (230,316) 703.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Coinbase Global, Inc., Class A (316) $ (20,935) 64.0%
Computershare Ltd. ........ (2,841) (45,990) 140.5
Constellation Brands, Inc., Class
A .................. (502) (124,034) 379.0
Constellation Energy Corp. ... (236) (22,311) 68.2
Cooper Cos., Inc. (The) ..... (384) (104,982) 320.8
Corning, Inc. ............ (1,753) (56,394) 172.3
Crown Holdings, Inc. ....... (2,819) (193,355) 590.9
CSL Ltd. ............... (348) (62,297) 190.4
DaVita, Inc. ............. (2,637) (192,527) 588.3
DENTSPLY SIRONA, Inc. ... (1,532) (47,216) 144.3
DISH Network Corp., Class A . (8,202) (122,292) 373.7
Dollar General Corp. ....... (556) (141,808) 433.3
Dollar Tree, Inc. .......... (681) (107,939) 329.8
DR Horton, Inc. ........... (1,228) (94,409) 288.5
Eastman Chemical Co. ..... (1,532) (117,673) 359.6
Enphase Energy, Inc. ....... (94) (28,858) 88.2
EQT Corp. .............. (917) (38,367) 117.2
Erie Indemnity Co., Class A .. (1,065) (273,716) 836.4
Etsy, Inc. ............... (757) (71,090) 217.2
Exact Sciences Corp. ...... (2,553) (88,793) 271.3
F5, Inc. ................ (395) (56,449) 172.5
Fastenal Co. ............ (932) (45,044) 137.6
Fidelity National Information
Services, Inc. .......... (607) (50,375) 153.9
Fifth Third Bancorp ........ (2,102) (75,020) 229.3
Fiserv, Inc. .............. (2,118) (217,603) 665.0
FleetCor Technologies, Inc. ... (517) (96,224) 294.0
Fox Corp., Class A ........ (1,838) (53,063) 162.2
Freeport-McMoRan, Inc. .... (1,756) (55,648) 170.1
Generac Holdings, Inc. ..... (117) (13,561) 41.4
General Electric Co. ....... (941) (73,219) 223.8
Global Payments, Inc. ...... (230) (26,280) 80.3
Globe Life, Inc. ........... (2,109) (243,632) 744.5
Hasbro, Inc. ............. (1,270) (82,868) 253.2
HCA Healthcare, Inc. ....... (659) (143,313) 437.9
HEICO Corp. ............ (1,732) (281,692) 860.8
Hess Corp. ............. (701) (98,897) 302.2
Hilton Worldwide Holdings, Inc. (1,159) (156,766) 479.1
Honeywell International, Inc. .. (840) (171,377) 523.7
Horizon Therapeutics plc .... (399) (24,866) 76.0
Hormel Foods Corp. ....... (5,998) (278,607) 851.4
Howmet Aerospace, Inc. .... (2,276) (80,912) 247.3
Humana, Inc. ............ (80) (44,646) 136.4
Huntington Ingalls Industries,
Inc. ................. (220) (56,555) 172.8
IAC, Inc. ............... (3,550) (172,814) 528.1
Intercontinental Exchange, Inc. (228) (21,790) 66.6
International Business Machines
Corp. ............... (990) (136,907) 418.4
International Paper Co. ..... (5,079) (170,705) 521.7
Intuitive Surgical, Inc. ...... (371) (91,440) 279.4
IQVIA Holdings, Inc. ....... (218) (45,708) 139.7
Jack Henry & Associates, Inc. . (835) (166,215) 507.9
Jazz Pharmaceuticals plc .... (177) (25,451) 77.8
Keurig Dr Pepper, Inc. ...... (725) (28,159) 86.1
Kinder Morgan, Inc. ........ (2,537) (45,970) 140.5
Las Vegas Sands Corp. ..... (8,569) (325,708) 995.3
Lear Corp. .............. (803) (111,384) 340.4
Leidos Holdings, Inc. ....... (260) (26,413) 80.7
Lennar Corp., Class A ...... (1,237) (99,826) 305.1
Liberty Broadband Corp., Class
C .................. (3,303) (278,872) 852.2
Liberty Media Corp-Liberty
Formula One, Class C .... (1,370) (79,090) 241.7
Shares Value
% of Basket
Value
United States (continued)
LPL Financial Holdings, Inc. .. (154) $ (39,370) 120.3%
Lumen Technologies, Inc. .... (5,550) (40,848) 124.8
M&T Bank Corp. .......... (659) (110,956) 339.1
Markel Corp. ............ (18) (21,710) 66.3
MarketAxess Holdings, Inc. .. (286) (69,795) 213.3
Marriott International, Inc., Class
A .................. (2,603) (416,766) 1,273.6
Marsh & McLennan Cos., Inc. . (612) (98,832) 302.0
Martin Marietta Materials, Inc. . (306) (102,810) 314.2
Marvell Technology, Inc. ..... (1,316) (52,219) 159.6
McCormick & Co., Inc. (Non-
Voting) .............. (3,312) (260,456) 795.9
McKesson Corp. .......... (208) (80,989) 247.5
MGM Resorts International ... (1,145) (40,728) 124.5
Microchip Technology, Inc. ... (2,168) (133,852) 409.0
Micron Technology, Inc. ..... (2,956) (159,920) 488.7
Moderna, Inc. ............ (156) (23,451) 71.7
Mohawk Industries, Inc. ..... (189) (17,908) 54.7
Mondelez International, Inc.,
Class A .............. (2,710) (166,611) 509.1
MongoDB, Inc. ........... (121) (22,147) 67.7
Motorola Solutions, Inc. ..... (245) (61,179) 187.0
Netflix, Inc. .............. (129) (37,653) 115.1
Newell Brands, Inc. ........ (4,002) (55,268) 168.9
Newmont Corp. .......... (474) (20,060) 61.3
NextEra Energy, Inc. ....... (739) (57,273) 175.0
Novocure Ltd. ............ (321) (22,682) 69.3
Occidental Petroleum Corp. .. (1,934) (140,408) 429.1
Palantir Technologies, Inc., Class
A .................. (3,782) (33,244) 101.6
Paramount Global, Class B ... (3,375) (61,830) 188.9
PayPal Holdings, Inc. ...... (545) (45,551) 139.2
PerkinElmer, Inc. ......... (1,260) (168,311) 514.3
Plug Power, Inc. .......... (434) (6,935) 21.2
PNC Financial Services Group,
Inc. (The) ............ (792) (128,169) 391.7
PPG Industries, Inc. ....... (381) (43,503) 132.9
PPL Corp. .............. (3,946) (104,530) 319.4
Principal Financial Group, Inc. . (352) (31,022) 94.8
Qorvo, Inc. .............. (264) (22,725) 69.4
Republic Services, Inc. ..... (4,524) (599,973) 1,833.4
ResMed, Inc. ............ (532) (119,003) 363.7
Rockwell Automation, Inc. .... (415) (105,950) 323.8
Roku, Inc. .............. (359) (19,939) 60.9
Rollins, Inc. ............. (829) (34,884) 106.6
Roper Technologies, Inc. .... (120) (49,745) 152.0
Ross Stores, Inc. ......... (2,592) (248,028) 757.9
Royal Caribbean Cruises Ltd. . (4,115) (219,659) 671.2
Royalty Pharma plc, Class A .. (1,883) (79,689) 243.5
RPM International, Inc. ..... (2,706) (255,906) 782.0
S&P Global, Inc. .......... (178) (57,183) 174.7
Salesforce, Inc. ........... (1,265) (205,676) 628.5
Seagate Technology Holdings
plc ................. (337) (16,735) 51.1
Seagen, Inc. ............ (491) (62,436) 190.8
SEI Investments Co. ....... (3,427) (186,086) 568.7
Sensata Technologies Holding
plc ................. (374) (15,039) 46.0
Sirius XM Holdings, Inc. ..... (3,187) (19,249) 58.8
Snap-on, Inc. ............ (332) (73,721) 225.3
Snowflake, Inc., Class A ..... (382) (61,235) 187.1
SolarEdge Technologies, Inc. . (388) (89,252) 272.7
Southern Co. (The) ........ (2,800) (183,344) 560.3
SS&C Technologies Holdings,
Inc. ................. (2,215) (113,895) 348.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Stanley Black & Decker, Inc. .. (2,219) $ (174,169) 532.2%
STERIS plc ............. (5) (863) 2.6
Swiss Re AG ............ (1,191) (88,473) 270.4
Sysco Corp. ............. (1,175) (101,708) 310.8
T Rowe Price Group, Inc. .... (1,209) (128,347) 392.2
Take-Two Interactive Software,
Inc. ................. (1,091) (129,262) 395.0
Target Corp. ............. (659) (108,241) 330.8
Teladoc Health, Inc. ........ (2,445) (72,470) 221.5
Teledyne Technologies, Inc. .. (591) (235,206) 718.8
Teleflex, Inc. ............. (255) (54,713) 167.2
Teradyne, Inc. ........... (1,182) (96,156) 293.8
Tesla, Inc. .............. (104) (23,664) 72.3
Thermo Fisher Scientific, Inc. . (57) (29,296) 89.5
TJX Cos., Inc. (The) ....... (3,866) (278,739) 851.8
T-Mobile US, Inc. ......... (673) (102,000) 311.7
Tradeweb Markets, Inc., Class A (300) (16,524) 50.5
TransUnion ............. (722) (42,793) 130.8
Truist Financial Corp. ....... (1,505) (67,409) 206.0
Twilio, Inc., Class A ........ (809) (60,165) 183.9
Tyler Technologies, Inc. ..... (78) (25,220) 77.1
Union Pacific Corp. ........ (488) (96,204) 294.0
Unity Software, Inc. ........ (1,265) (37,318) 114.0
Verisk Analytics, Inc. ....... (280) (51,192) 156.4
Verizon Communications, Inc. . (979) (36,585) 111.8
VF Corp. ............... (2,760) (77,970) 238.3
Vimeo, Inc. ............. (1) (4) (0.0)
Visa, Inc., Class A ......... (653) (135,275) 413.4
Vistra Corp. ............. (7,305) (167,796) 512.8
Vulcan Materials Co. ....... (191) (31,267) 95.5
Walmart, Inc. ............ (640) (91,091) 278.4
Walt Disney Co. (The) ...... (448) (47,730) 145.9
Warner Bros Discovery, Inc. .. (4,462) (58,006) 177.3
Waste Connections, Inc. ..... (3,011) (397,181) 1,213.7
Waste Management, Inc. .... (2,508) (397,192) 1,213.8
Wayfair, Inc., Class A ....... (1,367) (51,837) 158.4
WEC Energy Group, Inc. .... (534) (48,770) 149.0
Wells Fargo & Co. ......... (1,009) (46,404) 141.8
Western Digital Corp. ....... (1,658) (56,985) 174.1
Western Union Co. (The) .... (5,918) (79,952) 244.3
Williams Cos., Inc. (The) .... (3,418) (111,871) 341.9
Willis Towers Watson plc .... (667) (145,546) 444.8
Wynn Resorts Ltd. ........ (2,769) (176,939) 540.7
Xylem, Inc. .............. (553) (56,644) 173.1
Zoetis, Inc. .............. (1,313) (197,974) 605.0
Zoom Video Communications,
Inc., Class A ........... (1,002) (83,607) 255.5
ZoomInfo Technologies, Inc. .. (3,516) (156,567) 478.5
(24,400,469)
Total Reference Entity — Short ............ (43,156,938)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (32,724)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date November 17, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 12,354 $ 293,234 (191.1) %
Aurizon Holdings Ltd. ...... 52,753 122,248 (79.7)
Australia & New Zealand Banking
Group Ltd. ............ 2,425 39,730 (25.9)
BHP Group Ltd. .......... 4,272 102,614 (66.9)
BlueScope Steel Ltd. ....... 11,211 112,894 (73.6)
Brambles Ltd. ............ 47,580 356,219 (232.2)
Coles Group Ltd. ......... 10,553 110,339 (71.9)
Lottery Corp. Ltd. (The) ..... 76,981 211,187 (137.7)
REA Group Ltd. .......... 2,557 198,183 (129.2)
Rio Tinto Ltd. ............ 1,358 77,066 (50.2)
Rio Tinto plc ............. 2,279 119,104 (77.6)
South32 Ltd. ............ 7,652 17,556 (11.4)
Suncorp Group Ltd. ........ 19,956 145,978 (95.2)
Wesfarmers Ltd. .......... 4,496 130,470 (85.0)
2,036,822
Austria
Mondi plc ............... 1,280 21,476 (14.0)
OMV AG ............... 6,234 287,035 (187.1)
voestalpine AG ........... 3,187 69,191 (45.1)
377,702
Belgium
Ageas SA/NV ............ 1,207 41,784 (27.2)
Groupe Bruxelles Lambert NV . 1,688 124,450 (81.1)
Proximus SADP .......... 11,041 115,751 (75.5)
Umicore SA ............. 581 19,153 (12.5)
301,138
Brazil
MercadoLibre, Inc. ........ 38 34,261 (22.3)
Wheaton Precious Metals Corp. 595 19,466 (12.7)
53,727
Canada
Alimentation Couche-Tard, Inc. 2,623 117,446 (76.6)
Bank of Montreal ......... 411 37,858 (24.7)
Bank of Nova Scotia (The) ... 2,350 113,589 (74.0)
Canadian Imperial Bank of
Commerce ........... 3,922 178,114 (116.1)
Canadian National Railway Co. 1,367 161,951 (105.6)
Canadian Tire Corp. Ltd., Class
A .................. 839 94,034 (61.3)
Constellation Software, Inc. .. 270 390,407 (254.5)
Dollarama, Inc. ........... 1,541 91,565 (59.7)
Franco-Nevada Corp. ...... 1,644 203,130 (132.4)
Gildan Activewear, Inc. ...... 2,154 67,971 (44.3)
Hydro One Ltd. ........... 9,297 233,116 (152.0)
iA Financial Corp., Inc. ...... 467 25,990 (16.9)
Intact Financial Corp. ....... 663 100,743 (65.7)
Loblaw Cos. Ltd. .......... 3,643 298,478 (194.6)
Magna International, Inc. .... 4,245 236,562 (154.2)
Manulife Financial Corp. ..... 26,561 440,230 (287.0)
National Bank of Canada .... 4,771 324,849 (211.8)
Onex Corp. ............. 886 44,594 (29.1)
Open Text Corp. .......... 2,245 65,026 (42.4)
Parkland Corp. ........... 3,029 61,231 (39.9)
Royal Bank of Canada ...... 6,404 592,523 (386.3)
Sun Life Financial, Inc. ...... 1,789 75,980 (49.5)
Teck Resources Ltd., Class B . 1,240 37,746 (24.6)
Toromont Industries Ltd. ..... 362 27,821 (18.1)
Tourmaline Oil Corp. ....... 597 33,637 (21.9)
West Fraser Timber Co. Ltd. .. 634 47,603 (31.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Canada (continued)
WSP Global, Inc. ......... 433 $ 53,218 (34.7) %
4,155,412
Denmark
AP Moller - Maersk A/S, Class B 41 85,656 (55.9)
Coloplast A/S, Class B ...... 1,062 118,381 (77.2)
DSV A/S ............... 133 17,972 (11.7)
Genmab A/S ............ 335 129,045 (84.1)
Novozymes A/S, Class B .... 8,755 459,555 (299.6)
Pandora A/S ............ 1,109 58,337 (38.0)
868,946
Finland
Elisa OYJ .............. 2,376 114,823 (74.9)
Kesko OYJ, Class B ....... 5,039 98,062 (63.9)
Neste OYJ .............. 2,731 119,696 (78.0)
Nokia OYJ .............. 4,429 19,682 (12.8)
Nordea Bank Abp ......... 22,715 216,985 (141.5)
Stora Enso OYJ, Class R .... 11,155 145,448 (94.8)
714,696
Germany
Bayer AG (Registered) ...... 381 20,033 (13.1)
Beiersdorf AG ............ 592 56,829 (37.0)
Brenntag SE ............ 339 20,569 (13.4)
Deutsche Bank AG (Registered) 10,752 102,485 (66.8)
Deutsche Boerse AG ....... 623 101,312 (66.0)
Deutsche Post AG (Registered) 9,086 321,189 (209.4)
E.ON SE ............... 29,643 248,230 (161.8)
Evonik Industries AG ....... 817 15,051 (9.8)
GEA Group AG ........... 3,925 137,196 (89.4)
HeidelbergCement AG ...... 1,401 64,428 (42.0)
HelloFresh SE ........... 945 18,890 (12.3)
Henkel AG & Co. KGaA
(Preference) .......... 1,144 72,070 (47.0)
Infineon Technologies AG .... 1,601 38,849 (25.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 34 8,975 (5.9)
Nemetschek SE .......... 250 11,919 (7.8)
Rational AG ............. 36 20,293 (13.2)
SAP SE ................ 939 90,382 (58.9)
Siemens AG (Registered) .... 3,377 368,799 (240.4)
Symrise AG ............. 1,050 107,176 (69.9)
1,824,675
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 36,574 (23.8)
Power Assets Holdings Ltd. .. 12,500 59,769 (39.0)
Sun Hung Kai Properties Ltd. . 5,000 53,732 (35.0)
Swire Pacific Ltd., Class A ... 5,500 36,484 (23.8)
186,559
Ireland
Smurfit Kappa Group plc .... 1,370 45,351 (29.6)
Israel
Check Point Software
Technologies Ltd. ....... 203 26,234 (17.1)
Italy
Coca-Cola HBC AG ........ 3,648 79,684 (51.9)
Enel SpA ............... 9,284 41,475 (27.0)
Eni SpA ................ 44,220 580,774 (378.6)
Ferrari NV .............. 141 27,797 (18.1)
Moncler SpA ............ 2,618 112,952 (73.6)
Poste Italiane SpA ......... 14,838 129,302 (84.3)
Shares Value
% of Basket
Value
Italy (continued)
Snam SpA .............. 8,262 $ 36,737 (24.0) %
1,008,721
Japan
Advantest Corp. .......... 700 36,849 (24.0)
AGC, Inc. .............. 1,900 59,536 (38.8)
Ajinomoto Co., Inc. ........ 5,300 145,767 (95.0)
Asahi Kasei Corp. ......... 32,400 207,746 (135.4)
Astellas Pharma, Inc. ....... 6,400 88,308 (57.6)
Bridgestone Corp. ......... 2,800 101,266 (66.0)
Chugai Pharmaceutical Co. Ltd. 8,600 199,278 (129.9)
Daiwa House Industry Co. Ltd. 700 14,103 (9.2)
Denso Corp. ............ 1,100 54,578 (35.6)
Dentsu Group, Inc. ........ 1,600 49,765 (32.4)
ENEOS Holdings, Inc. ...... 29,900 98,630 (64.3)
Fuji Electric Co. Ltd. ....... 2,700 104,395 (68.1)
Hamamatsu Photonics KK ... 600 27,145 (17.7)
Hitachi Ltd. ............. 3,500 158,808 (103.5)
Honda Motor Co. Ltd. ...... 8,200 186,980 (121.9)
Hoya Corp. ............. 300 27,888 (18.2)
Ibiden Co. Ltd. ........... 700 23,595 (15.4)
Idemitsu Kosan Co. Ltd. ..... 2,300 50,325 (32.8)
Isuzu Motors Ltd. ......... 2,800 32,927 (21.5)
Japan Tobacco, Inc. ....... 25,500 427,060 (278.4)
JSR Corp. .............. 5,400 102,606 (66.9)
Kajima Corp. ............ 2,000 18,826 (12.3)
KDDI Corp. ............. 2,400 70,937 (46.2)
Komatsu Ltd. ............ 1,600 31,344 (20.4)
Kyocera Corp. ........... 4,800 232,447 (151.5)
Marubeni Corp. ........... 7,900 69,156 (45.1)
Mazda Motor Corp. ........ 27,500 185,156 (120.7)
MEIJI Holdings Co. Ltd. ..... 1,500 61,724 (40.2)
MinebeaMitsumi, Inc. ....... 5,300 78,326 (51.1)
Mitsubishi Electric Corp. ..... 30,400 267,478 (174.4)
Mitsubishi Estate Co. Ltd. .... 3,300 41,499 (27.1)
Mitsui Chemicals, Inc. ...... 6,500 120,308 (78.4)
NEC Corp. .............. 2,600 86,062 (56.1)
NGK Insulators Ltd. ........ 8,600 100,328 (65.4)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 55,273 (36.0)
Nippon Steel Corp. ........ 1,800 24,693 (16.1)
Nissan Chemical Corp. ..... 500 22,508 (14.7)
Nisshin Seifun Group, Inc. ... 200 2,161 (1.4)
Nissin Foods Holdings Co. Ltd. 3,400 220,078 (143.5)
Nitto Denko Corp. ......... 1,600 84,297 (55.0)
Nomura Real Estate Holdings,
Inc. ................. 4,200 94,936 (61.9)
Obayashi Corp. .......... 5,700 36,586 (23.8)
Ono Pharmaceutical Co. Ltd. . 13,600 320,056 (208.6)
ORIX Corp. ............. 1,300 19,094 (12.4)
Osaka Gas Co. Ltd. ........ 7,100 105,135 (68.5)
Recruit Holdings Co. Ltd. .... 800 24,617 (16.0)
Secom Co. Ltd. ........... 1,000 56,971 (37.1)
Sekisui Chemical Co. Ltd. .... 11,900 148,608 (96.9)
Sekisui House Ltd. ........ 1,300 21,584 (14.1)
Seven & i Holdings Co. Ltd. .. 700 26,130 (17.0)
Shimadzu Corp. .......... 100 2,634 (1.7)
Shin-Etsu Chemical Co. Ltd. .. 1,200 124,716 (81.3)
SMC Corp. .............. 100 40,140 (26.2)
Sompo Holdings, Inc. ...... 800 33,354 (21.7)
Sony Group Corp. ......... 300 20,230 (13.2)
Subaru Corp. ............ 3,800 59,397 (38.7)
Sumitomo Chemical Co. Ltd. .. 46,600 156,914 (102.3)
Sysmex Corp. ........... 600 32,294 (21.1)
Taisei Corp. ............. 500 13,620 (8.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Terumo Corp. ............ 3,100 $ 94,082 (61.3) %
Tokyo Gas Co. Ltd. ........ 18,100 323,474 (210.9)
Toray Industries, Inc. ....... 52,000 252,582 (164.7)
Tosoh Corp. ............. 6,700 72,893 (47.5)
TOTO Ltd. .............. 1,500 42,784 (27.9)
Trend Micro, Inc. .......... 600 30,254 (19.7)
USS Co. Ltd. ............ 2,400 36,213 (23.6)
Yakult Honsha Co. Ltd. ..... 2,500 138,497 (90.3)
Yamaha Corp. ........... 400 15,102 (9.8)
Yamaha Motor Co. Ltd. ..... 4,600 94,956 (61.9)
Yokogawa Electric Corp. .... 1,400 23,410 (15.3)
6,431,419
Netherlands
ASML Holding NV ......... 121 56,760 (37.0)
EXOR NV .............. 708 47,578 (31.0)
Heineken NV ............ 478 39,929 (26.0)
Koninklijke Ahold Delhaize NV . 14,263 397,771 (259.3)
Koninklijke KPN NV ........ 21,171 59,217 (38.6)
Koninklijke Philips NV ...... 3,952 50,131 (32.7)
NN Group NV ............ 18,923 801,247 (522.3)
Randstad NV ............ 2,397 119,465 (77.9)
Wolters Kluwer NV ........ 4,034 428,647 (279.4)
2,000,745
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 7,909 89,886 (58.6)
Spark New Zealand Ltd. ..... 6,695 19,929 (13.0)
109,815
Norway
DNB Bank ASA ........... 1,310 23,170 (15.1)
Equinor ASA ............ 1,706 62,156 (40.5)
Norsk Hydro ASA ......... 20,277 128,684 (83.9)
Orkla ASA .............. 7,804 52,639 (34.3)
266,649
Portugal
EDP - Energias de Portugal SA 13,508 59,021 (38.5)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 20,900 179,407 (117.0)
Singapore Airlines Ltd. ...... 8,900 33,013 (21.5)
212,420
Spain
ACS Actividades de Construccion
y Servicios SA ......... 1,157 29,690 (19.4)
Banco Bilbao Vizcaya Argentaria
SA ................. 22,894 118,105 (77.0)
Banco Santander SA ....... 104,062 269,882 (175.9)
Endesa SA ............. 19,392 324,002 (211.2)
Iberdrola SA ............. 13,280 135,048 (88.0)
Industria de Diseno Textil SA .. 7,285 165,356 (107.8)
Repsol SA .............. 16,379 222,828 (145.3)
1,264,911
Sweden
Alfa Laval AB ............ 4,206 103,532 (67.5)
Assa Abloy AB, Class B ..... 1,699 34,306 (22.4)
Boliden AB .............. 5,293 153,925 (100.3)
Evolution AB ............ 421 39,272 (25.6)
Husqvarna AB, Class B ..... 33,765 200,468 (130.7)
Industrivarden AB, Class C ... 1,236 27,755 (18.1)
Investor AB, Class B ....... 10,039 163,843 (106.8)
Shares Value
% of Basket
Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson,
Class B .............. 22,797 $ 126,736 (82.6) %
Telia Co. AB ............. 26,493 70,200 (45.8)
Volvo AB, Class B ......... 4,391 71,867 (46.8)
991,904
Switzerland
Baloise Holding AG (Registered) 144 19,674 (12.8)
Geberit AG (Registered) ..... 212 94,242 (61.4)
Givaudan SA (Registered) ... 33 98,569 (64.3)
Julius Baer Group Ltd. ...... 3,079 147,727 (96.3)
Novartis AG (Registered) .... 1,597 129,182 (84.2)
SGS SA (Registered) ....... 76 167,543 (109.2)
Swiss Life Holding AG
(Registered) ........... 7 3,389 (2.2)
UBS Group AG (Registered) .. 1,750 27,745 (18.1)
Zurich Insurance Group AG .. 593 252,721 (164.7)
940,792
United Kingdom
3i Group plc ............. 12,736 169,623 (110.6)
Ashtead Group plc ........ 1,645 85,693 (55.9)
Associated British Foods plc .. 3,757 58,231 (38.0)
AstraZeneca plc .......... 421 49,397 (32.2)
Auto Trader Group plc ...... 9,023 54,010 (35.2)
Barclays plc ............. 14,936 25,380 (16.5)
Barratt Developments plc .... 28,066 121,051 (78.9)
Berkeley Group Holdings plc .. 1,501 59,721 (38.9)
BP plc ................. 4,375 24,205 (15.8)
British American Tobacco plc . 2,023 79,895 (52.1)
Burberry Group plc ........ 1,693 35,277 (23.0)
CNH Industrial NV ......... 3,894 50,377 (32.8)
Coca-Cola Europacific Partners
plc ................. 420 19,761 (12.9)
Compass Group plc ........ 2,203 46,399 (30.2)
Croda International plc ...... 336 26,030 (17.0)
DCC plc ............... 2,358 130,871 (85.3)
Diageo plc .............. 9,809 403,665 (263.1)
Entain plc .............. 3,860 55,841 (36.4)
Imperial Brands plc ........ 1,499 36,514 (23.8)
Informa plc .............. 11,014 70,180 (45.7)
Intertek Group plc ......... 6,887 288,517 (188.1)
Legal & General Group plc ... 61,372 164,186 (107.0)
M&G plc ............... 8,894 17,874 (11.6)
NatWest Group plc ........ 23,146 62,339 (40.6)
Persimmon plc ........... 2,525 37,784 (24.6)
RELX plc ............... 7,260 195,007 (127.1)
Sage Group plc (The) ...... 9,585 79,889 (52.1)
Smiths Group plc ......... 4,043 72,420 (47.2)
SSE plc ................ 3,517 62,852 (41.0)
Taylor Wimpey plc ......... 24,099 25,910 (16.9)
Whitbread plc ............ 2,358 69,401 (45.2)
WPP plc ............... 573 5,043 (3.3)
2,683,343
United States
ABIOMED, Inc. ........... 815 205,445 (133.9)
Accenture plc, Class A ...... 782 222,010 (144.7)
Adobe, Inc. ............. 507 161,480 (105.3)
Advanced Micro Devices, Inc. . 679 40,781 (26.6)
AES Corp. (The) .......... 1,262 33,014 (21.5)
Airbnb, Inc., Class A ....... 577 61,687 (40.2)
Akamai Technologies, Inc. ... 197 17,401 (11.3)
Ally Financial, Inc. ......... 3,808 104,948 (68.4)
Altria Group, Inc. .......... 2,142 99,110 (64.6)
AMERCO .............. 91 52,342 (34.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
American Express Co. ...... 456 $ 67,693 (44.1) %
American Financial Group, Inc. 183 26,555 (17.3)
American International Group,
Inc. ................. 2,845 162,165 (105.7)
Ameriprise Financial, Inc. .... 71 21,948 (14.3)
ANSYS, Inc. ............. 590 130,484 (85.1)
AO Smith Corp. .......... 1,688 92,469 (60.3)
Applied Materials, Inc. ...... 861 76,018 (49.6)
Arista Networks, Inc. ....... 1,290 155,909 (101.6)
Autodesk, Inc. ........... 729 156,225 (101.8)
Automatic Data Processing, Inc. 573 138,494 (90.3)
AutoZone, Inc. ........... 20 50,658 (33.0)
Avery Dennison Corp. ...... 660 111,903 (72.9)
Baker Hughes Co. ......... 3,932 108,759 (70.9)
Bank of America Corp. ...... 910 32,796 (21.4)
Bank of New York Mellon Corp.
(The) ............... 2,150 90,537 (59.0)
Biogen, Inc. ............. 523 148,239 (96.6)
Booz Allen Hamilton Holding
Corp. ............... 293 31,893 (20.8)
BorgWarner, Inc. .......... 2,027 76,073 (49.6)
Bristol-Myers Squibb Co. .... 868 67,244 (43.8)
Bunge Ltd. .............. 839 82,809 (54.0)
Cadence Design Systems, Inc. 1,850 280,072 (182.6)
Capital One Financial Corp. .. 855 90,647 (59.1)
Carlisle Cos., Inc. ......... 232 55,402 (36.1)
Carlyle Group, Inc. (The) .... 415 11,736 (7.7)
Carrier Global Corp. ....... 637 25,327 (16.5)
CBRE Group, Inc., Class A ... 1,355 96,124 (62.7)
CDW Corp. ............. 289 49,942 (32.6)
Celanese Corp. .......... 279 26,817 (17.5)
CenterPoint Energy, Inc. .... 3,676 105,170 (68.6)
Chipotle Mexican Grill, Inc. ... 19 28,468 (18.6)
Cigna Corp. ............. 820 264,909 (172.7)
Cintas Corp. ............. 77 32,921 (21.5)
Citigroup, Inc. ............ 638 29,259 (19.1)
CMS Energy Corp. ........ 441 25,159 (16.4)
Coca-Cola Co. (The) ....... 792 47,401 (30.9)
Cognizant Technology Solutions
Corp., Class A ......... 823 51,232 (33.4)
Colgate-Palmolive Co. ...... 732 54,051 (35.2)
ConocoPhillips ........... 3,560 448,880 (292.6)
Consolidated Edison, Inc. .... 2,246 197,558 (128.8)
Copart, Inc. ............. 1,079 124,107 (80.9)
Corteva, Inc. ............ 1,055 68,934 (44.9)
CSX Corp. .............. 5,956 173,081 (112.8)
Cummins, Inc. ........... 170 41,567 (27.1)
CVS Health Corp. ......... 70 6,629 (4.3)
Delta Air Lines, Inc. ........ 786 26,669 (17.4)
Devon Energy Corp. ....... 2,122 164,137 (107.0)
Dexcom, Inc. ............ 762 92,034 (60.0)
Diamondback Energy, Inc. ... 176 27,651 (18.0)
Discover Financial Services .. 263 27,473 (17.9)
DocuSign, Inc. ........... 830 40,089 (26.1)
Dominion Energy, Inc. ...... 2,135 149,386 (97.4)
Domino's Pizza, Inc. ....... 118 39,204 (25.6)
DoorDash, Inc., Class A ..... 540 23,506 (15.3)
Dover Corp. ............. 320 41,821 (27.3)
Dropbox, Inc., Class A ...... 22,683 493,355 (321.6)
DTE Energy Co. .......... 2,357 264,243 (172.3)
Duke Energy Corp. ........ 383 35,688 (23.3)
DuPont de Nemours, Inc. .... 2,281 130,473 (85.1)
Eaton Corp. plc ........... 354 53,125 (34.6)
eBay, Inc. .............. 4,451 177,328 (115.6)
Ecolab, Inc. ............. 122 19,163 (12.5)
Shares Value
% of Basket
Value
United States (continued)
Edison International ........ 1,545 $ 92,762 (60.5) %
Edwards Lifesciences Corp. .. 944 68,374 (44.6)
Elevance Health, Inc. ....... 429 234,564 (152.9)
Eli Lilly & Co. ............ 240 86,902 (56.7)
Emerson Electric Co. ....... 999 86,513 (56.4)
EOG Resources, Inc. ....... 473 64,574 (42.1)
Equifax, Inc. ............. 748 126,816 (82.7)
Equitable Holdings, Inc. ..... 8,759 268,201 (174.8)
Evergy, Inc. ............. 352 21,518 (14.0)
Eversource Energy ........ 3,798 289,711 (188.9)
Expedia Group, Inc. ........ 289 27,013 (17.6)
Expeditors International of
Washington, Inc. ........ 176 17,222 (11.2)
FactSet Research Systems, Inc. 391 166,367 (108.5)
Ferguson plc ............ 650 70,888 (46.2)
First Republic Bank ........ 867 104,127 (67.9)
FirstEnergy Corp. ......... 625 23,569 (15.4)
Fortive Corp. ............ 1,640 104,796 (68.3)
Fortune Brands Home & Security,
Inc. ................. 1,008 60,803 (39.6)
Franklin Resources, Inc. ..... 1,744 40,897 (26.7)
Garmin Ltd. ............. 1,537 135,317 (88.2)
General Motors Co. ........ 538 21,117 (13.8)
Genuine Parts Co. ........ 2,254 400,896 (261.3)
Gilead Sciences, Inc. ....... 274 21,498 (14.0)
GoDaddy, Inc., Class A ..... 1,978 159,031 (103.7)
GSK plc ............... 5,637 92,340 (60.2)
Halliburton Co. ........... 3,968 144,515 (94.2)
Hartford Financial Services
Group, Inc. (The) ....... 1,797 130,121 (84.8)
Hershey Co. (The) ........ 1,730 413,072 (269.3)
Hewlett Packard Enterprise Co. 2,935 41,882 (27.3)
Hologic, Inc. ............. 3,038 205,976 (134.3)
Home Depot, Inc. (The) ..... 281 83,213 (54.2)
IDEX Corp. ............. 512 113,823 (74.2)
Illinois Tool Works, Inc. ...... 1,105 235,951 (153.8)
Incyte Corp. ............. 2,418 179,754 (117.2)
Intel Corp. .............. 1,510 42,929 (28.0)
Interpublic Group of Cos., Inc.
(The) ............... 908 27,049 (17.6)
Intuit, Inc. .............. 390 166,725 (108.7)
Invesco Ltd. ............. 5,215 79,894 (52.1)
James Hardie Industries plc,
CDI ................ 8,881 193,899 (126.4)
JB Hunt Transport Services, Inc. 815 139,422 (90.9)
Johnson & Johnson ........ 861 149,788 (97.6)
Johnson Controls International
plc ................. 163 9,428 (6.1)
JPMorgan Chase & Co. ..... 827 104,103 (67.9)
Juniper Networks, Inc. ...... 6,720 205,632 (134.0)
Kellogg Co. ............. 1,280 98,330 (64.1)
KeyCorp ............... 6,977 124,679 (81.3)
Keysight Technologies, Inc. ... 3,177 553,275 (360.7)
KLA Corp. .............. 904 286,071 (186.5)
Knight-Swift Transportation
Holdings, Inc. .......... 2,056 98,750 (64.4)
Kraft Heinz Co. (The) ....... 743 28,583 (18.6)
Kroger Co. (The) .......... 681 32,204 (21.0)
Laboratory Corp. of America
Holdings ............. 555 123,132 (80.3)
Lennox International, Inc. .... 560 130,799 (85.3)
Lincoln National Corp. ...... 680 36,632 (23.9)
LKQ Corp. .............. 4,003 222,727 (145.2)
Lowe's Cos., Inc. ......... 305 59,460 (38.8)
Lululemon Athletica, Inc. .... 118 38,827 (25.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Lyft, Inc., Class A ......... 3,320 $ 48,605 (31.7) %
Marathon Petroleum Corp. ... 522 59,310 (38.7)
Masimo Corp. ............ 778 102,385 (66.7)
Merck & Co., Inc. ......... 463 46,856 (30.5)
MetLife, Inc. ............. 775 56,738 (37.0)
Mettler-Toledo International, Inc. 51 64,511 (42.1)
Microsoft Corp. ........... 3,285 762,547 (497.1)
Molina Healthcare, Inc. ..... 470 168,664 (110.0)
Monolithic Power Systems, Inc. 28 9,505 (6.2)
Morgan Stanley .......... 345 28,349 (18.5)
MSCI, Inc. .............. 355 166,445 (108.5)
Nasdaq, Inc. ............ 996 61,991 (40.4)
Nestle SA (Registered) ..... 1,201 130,739 (85.2)
NetApp, Inc. ............. 4,700 325,569 (212.2)
Neurocrine Biosciences, Inc. .. 600 69,072 (45.0)
News Corp., Class A ....... 1,892 31,918 (20.8)
Nordson Corp. ........... 599 134,775 (87.9)
Northern Trust Corp. ....... 1,480 124,838 (81.4)
NortonLifeLock, Inc. ....... 2,425 54,635 (35.6)
Nucor Corp. ............. 435 57,150 (37.3)
NVIDIA Corp. ............ 480 64,786 (42.2)
NVR, Inc. ............... 4 16,951 (11.0)
Old Dominion Freight Line, Inc. 11 3,021 (2.0)
ONEOK, Inc. ............ 3,141 186,324 (121.5)
O'Reilly Automotive, Inc. .... 119 99,623 (64.9)
Otis Worldwide Corp. ....... 2,568 181,404 (118.3)
Owens Corning ........... 310 26,539 (17.3)
Packaging Corp. of America .. 71 8,535 (5.6)
Palo Alto Networks, Inc. ..... 657 112,735 (73.5)
Parker-Hannifin Corp. ...... 206 59,868 (39.0)
Paychex, Inc. ............ 431 50,992 (33.2)
PepsiCo, Inc. ............ 1,737 315,404 (205.6)
Philip Morris International, Inc. 1,585 145,582 (94.9)
Phillips 66 .............. 866 90,315 (58.9)
Pioneer Natural Resources Co. 608 155,897 (101.6)
Pool Corp. .............. 169 51,415 (33.5)
Procter & Gamble Co. (The) .. 1,143 153,928 (100.3)
Prudential Financial, Inc. .... 226 23,773 (15.5)
Public Service Enterprise Group,
Inc. ................. 1,429 80,124 (52.2)
QUALCOMM, Inc. ......... 1,564 184,020 (120.0)
Quest Diagnostics, Inc. ..... 474 68,090 (44.4)
Raymond James Financial, Inc. 434 51,273 (33.4)
Regions Financial Corp. ..... 8,040 176,478 (115.0)
Robert Half International, Inc. . 1,119 85,559 (55.8)
Roche Holding AG ........ 878 291,319 (189.9)
Schlumberger NV ......... 504 26,223 (17.1)
Sealed Air Corp. .......... 2,495 118,812 (77.5)
Sempra Energy .......... 1,298 195,920 (127.7)
ServiceNow, Inc. .......... 596 250,761 (163.5)
Signature Bank ........... 228 36,145 (23.6)
Skyworks Solutions, Inc. .... 202 17,374 (11.3)
Splunk, Inc. ............. 1,062 88,263 (57.5)
Starbucks Corp. .......... 250 21,648 (14.1)
Steel Dynamics, Inc. ....... 1,133 106,559 (69.5)
Stellantis NV ............ 14,851 200,363 (130.6)
Synchrony Financial ....... 3,054 108,600 (70.8)
Synopsys, Inc. ........... 1,984 580,419 (378.4)
Texas Instruments, Inc. ..... 379 60,879 (39.7)
Tractor Supply Co. ........ 694 152,520 (99.4)
Trane Technologies plc ..... 751 119,882 (78.1)
Travelers Cos., Inc. (The) .... 944 174,130 (113.5)
Trimble, Inc. ............. 2,793 168,027 (109.5)
Uber Technologies, Inc. ..... 1,198 31,831 (20.8)
UGI Corp. .............. 6,468 228,514 (149.0)
Shares Value
% of Basket
Value
United States (continued)
Ulta Beauty, Inc. .......... 159 $ 66,680 (43.5) %
United Rentals, Inc. ........ 464 146,489 (95.5)
UnitedHealth Group, Inc. .... 424 235,384 (153.4)
Vail Resorts, Inc. .......... 662 145,064 (94.6)
Veeva Systems, Inc., Class A . 187 31,405 (20.5)
VeriSign, Inc. ............ 638 127,893 (83.4)
Vertex Pharmaceuticals, Inc. .. 145 45,240 (29.5)
Walgreens Boots Alliance, Inc. 2,160 78,840 (51.4)
Waters Corp. ............ 597 178,604 (116.4)
West Pharmaceutical Services,
Inc. ................. 601 138,290 (90.1)
Westinghouse Air Brake
Technologies Corp. ...... 911 84,978 (55.4)
WestRock Co. ........... 1,362 46,390 (30.2)
Workday, Inc., Class A ...... 2,161 336,727 (219.5)
WW Grainger, Inc. ......... 112 65,447 (42.7)
Xcel Energy, Inc. .......... 327 21,291 (13.9)
Yum! Brands, Inc. ......... 1,761 208,238 (135.7)
Zscaler, Inc. ............. 180 27,738 (18.1)
24,114,413
Total Reference Entity — Long ............ 50,675,415
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (18,139) (122,119) 79.6
Endeavour Group Ltd. ...... (4,630) (21,193) 13.8
Evolution Mining Ltd. ....... (19,927) (26,434) 17.2
Flutter Entertainment plc .... (824) (108,825) 70.9
Glencore plc ............ (11,381) (65,248) 42.5
Insurance Australia Group Ltd. (78,271) (245,688) 160.2
Lendlease Corp. Ltd. ....... (3,164) (17,594) 11.5
Macquarie Group Ltd. ...... (1,094) (118,680) 77.4
Medibank Pvt Ltd. ......... (71,305) (128,397) 83.7
Mineral Resources Ltd. ..... (2,739) (128,409) 83.7
National Australia Bank Ltd. .. (3,607) (74,925) 48.8
Newcrest Mining Ltd. ....... (4,189) (46,394) 30.2
Northern Star Resources Ltd. . (3,666) (20,460) 13.3
Orica Ltd. .............. (22,025) (195,918) 127.7
Origin Energy Ltd. ......... (4,785) (17,095) 11.1
QBE Insurance Group Ltd. ... (4,821) (37,772) 24.6
Ramsay Health Care Ltd. .... (1,454) (54,538) 35.6
Reece Ltd. .............. (3,699) (36,731) 24.0
Santos Ltd. ............. (56,909) (277,810) 181.1
Sonic Healthcare Ltd. ...... (3,746) (78,424) 51.1
Telstra Group Ltd. ......... (32,283) (80,947) 52.8
Transurban Group ......... (80,010) (678,721) 442.5
Treasury Wine Estates Ltd. ... (6,782) (56,201) 36.6
Westpac Banking Corp. ..... (3,467) (53,534) 34.9
Woolworths Group Ltd. ..... (1,803) (38,075) 24.8
(2,730,132)
Austria
Erste Group Bank AG ...... (2,182) (53,775) 35.0
Verbund AG ............. (1,325) (103,794) 67.7
(157,569)
Belgium
Anheuser-Busch InBev SA/NV (2,460) (123,050) 80.2
Sofina SA .............. (363) (70,784) 46.1
(193,834)
Brazil
Yara International ASA ...... (1,015) (45,301) 29.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Canada
Air Canada ............. (6,656) $ (95,808) 62.5%
Algonquin Power & Utilities
Corp. ............... (18,687) (206,848) 134.8
Barrick Gold Corp. ........ (15,992) (240,523) 156.8
BCE, Inc. ............... (7,423) (334,821) 218.3
BlackBerry Ltd. ........... (2,725) (12,661) 8.3
CAE, Inc. ............... (1,323) (25,249) 16.5
Cameco Corp. ........... (1,458) (34,578) 22.5
Canadian Pacific Railway Ltd. . (652) (48,605) 31.7
CGI, Inc. ............... (1,380) (111,162) 72.5
Emera, Inc. ............. (3,586) (132,901) 86.6
Fairfax Financial Holdings Ltd. (145) (71,214) 46.4
FirstService Corp. ......... (358) (44,754) 29.2
Fortis, Inc. .............. (3,515) (137,132) 89.4
GFL Environmental, Inc. ..... (10,921) (294,759) 192.1
IGM Financial, Inc. ........ (2,137) (57,207) 37.3
Imperial Oil Ltd. .......... (3,149) (171,301) 111.7
Lightspeed Commerce, Inc. .. (5,468) (104,796) 68.3
Northland Power, Inc. ...... (1,481) (43,092) 28.1
Nutrien Ltd. ............. (692) (58,470) 38.1
Pan American Silver Corp. ... (1,899) (30,318) 19.8
Pembina Pipeline Corp. ..... (4,569) (150,852) 98.3
Power Corp. of Canada ..... (9,256) (229,846) 149.8
Quebecor, Inc., Class B ..... (3,187) (60,074) 39.2
Ritchie Bros Auctioneers, Inc. . (556) (36,323) 23.7
Rogers Communications, Inc.,
Class B .............. (2,012) (83,753) 54.6
Shopify, Inc., Class A ....... (9,375) (321,434) 209.5
TC Energy Corp. .......... (4,227) (185,667) 121.0
Thomson Reuters Corp. ..... (1,028) (109,331) 71.3
Toronto-Dominion Bank (The) . (1,460) (93,440) 60.9
(3,526,919)
Chile
Antofagasta plc ........... (13,474) (181,568) 118.4
China
Prosus NV .............. (3,200) (138,373) 90.2
Xinyi Glass Holdings Ltd. .... (10,000) (12,852) 8.4
(151,225)
Denmark
Chr Hansen Holding A/S .... (4,435) (246,324) 160.6
Danske Bank A/S ......... (1,725) (27,826) 18.1
Demant A/S ............. (448) (12,234) 8.0
GN Store Nord A/S ........ (1,699) (36,106) 23.5
Orsted A/S .............. (1,167) (96,284) 62.8
ROCKWOOL A/S, Class B ... (415) (82,649) 53.9
Tryg A/S ............... (11,814) (255,528) 166.6
Vestas Wind Systems A/S ... (12,412) (244,686) 159.5
(1,001,637)
Finland
Fortum OYJ ............. (9,416) (132,523) 86.4
Kone OYJ, Class B ........ (2,125) (87,010) 56.7
UPM-Kymmene OYJ ....... (2,075) (69,756) 45.5
Wartsila OYJ Abp ......... (7,540) (51,402) 33.5
(340,691)
France
Adevinta ASA ............ (9,836) (67,331) 43.9
Germany
adidas AG .............. (1,273) (124,264) 81.0
Allianz SE (Registered) ..... (111) (19,969) 13.0
BASF SE ............... (424) (19,025) 12.4
Bayerische Motoren Werke AG (298) (23,391) 15.2
Shares Value
% of Basket
Value
Germany (continued)
Bayerische Motoren Werke AG
(Preference) .......... (434) $ (32,005) 20.9%
Bechtle AG ............. (487) (16,824) 11.0
Commerzbank AG ......... (8,949) (71,500) 46.6
Continental AG ........... (2,480) (128,453) 83.7
Daimler Truck Holding AG ... (6,010) (160,302) 104.5
Deutsche Lufthansa AG
(Registered) ........... (23,839) (162,987) 106.2
Deutsche Telekom AG
(Registered) ........... (12,557) (237,020) 154.5
Dr Ing hc F Porsche AG
(Preference) .......... (2,260) (231,162) 150.7
Fresenius Medical Care AG &
Co. KGaA ............ (2,310) (63,896) 41.6
KION Group AG .......... (1,708) (37,867) 24.7
Knorr-Bremse AG ......... (2,957) (133,126) 86.8
LEG Immobilien SE ........ (962) (62,804) 40.9
MTU Aero Engines AG ...... (254) (45,455) 29.6
Porsche Automobil Holding SE
(Preference) .......... (1,657) (92,580) 60.3
RWE AG ............... (1,159) (44,616) 29.1
Sartorius AG (Preference) ... (357) (125,875) 82.1
Scout24 SE ............. (652) (33,412) 21.8
Siemens Energy AG ....... (11,602) (135,252) 88.2
Siemens Healthineers AG .... (5,840) (267,545) 174.4
Uniper SE .............. (2,371) (7,097) 4.6
Volkswagen AG (Preference) . (406) (51,969) 33.9
Vonovia SE ............. (4,715) (104,252) 68.0
Zalando SE ............. (3,759) (86,638) 56.5
(2,519,286)
Ireland
CRH plc ............... (1,345) (48,444) 31.6
Kingspan Group plc ........ (1,830) (92,263) 60.2
(140,707)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (25,209) (224,864) 146.6
Wix.com Ltd. ............ (738) (62,066) 40.4
(286,930)
Italy
Amplifon SpA ............ (1,420) (35,278) 23.0
Atlantia SpA ............. (7,396) (164,986) 107.6
Davide Campari-Milano NV .. (7,590) (68,161) 44.4
FinecoBank Banca Fineco SpA (2,423) (32,651) 21.3
Infrastrutture Wireless Italiane
SpA ................ (46,878) (413,753) 269.7
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (70,783) 46.1
Nexi SpA ............... (15,278) (132,086) 86.1
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (26,413) 17.2
UniCredit SpA ........... (2,203) (27,320) 17.8
(971,431)
Japan
Aeon Co. Ltd. ............ (2,400) (44,761) 29.2
Aisin Corp. .............. (1,600) (41,072) 26.8
Bandai Namco Holdings, Inc. . (400) (26,441) 17.2
Brother Industries Ltd. ...... (1,300) (22,147) 14.4
Canon, Inc. ............. (1,900) (40,275) 26.3
Central Japan Railway Co. ... (600) (69,466) 45.3
Chubu Electric Power Co., Inc. (15,500) (126,169) 82.3
Daifuku Co. Ltd. .......... (1,300) (59,507) 38.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Daiichi Sankyo Co. Ltd. ..... (1,700) $ (54,418) 35.5%
Daikin Industries Ltd. ....... (300) (44,936) 29.3
East Japan Railway Co. ..... (1,300) (69,271) 45.2
FANUC Corp. ............ (300) (39,255) 25.6
FUJIFILM Holdings Corp. .... (900) (41,175) 26.8
GMO Payment Gateway, Inc. . (500) (35,953) 23.4
Iida Group Holdings Co. Ltd. .. (3,700) (51,376) 33.5
Inpex Corp. ............. (7,900) (79,730) 52.0
Ito En Ltd. .............. (600) (21,132) 13.8
ITOCHU Corp. ........... (900) (23,260) 15.2
Itochu Techno-Solutions Corp. . (1,000) (23,184) 15.1
Japan Airlines Co. Ltd. ...... (7,100) (132,615) 86.5
Japan Exchange Group, Inc. .. (1,700) (22,341) 14.6
Japan Post Bank Co. Ltd. .... (22,100) (147,255) 96.0
Japan Post Insurance Co. Ltd. (3,000) (44,409) 29.0
JFE Holdings, Inc. ......... (3,300) (30,232) 19.7
Kansai Electric Power Co., Inc.
(The) ............... (15,000) (113,629) 74.1
Keio Corp. .............. (400) (14,024) 9.1
Koei Tecmo Holdings Co. Ltd. . (1,600) (24,142) 15.7
Koito Manufacturing Co. Ltd. .. (4,000) (56,787) 37.0
Konami Group Corp. ....... (500) (21,916) 14.3
Kose Corp. ............. (1,700) (169,695) 110.6
Kubota Corp. ............ (10,100) (140,891) 91.8
Kyowa Kirin Co. Ltd. ....... (2,900) (68,300) 44.5
M3, Inc. ................ (2,600) (77,480) 50.5
McDonald's Holdings Co. Japan
Ltd. ................ (700) (24,302) 15.8
Mitsubishi Corp. .......... (2,300) (62,304) 40.6
Mitsubishi Heavy Industries Ltd. (3,300) (113,665) 74.1
Mitsubishi UFJ Financial Group,
Inc. ................. (13,400) (63,300) 41.3
MonotaRO Co. Ltd. ........ (4,700) (71,345) 46.5
MS&AD Insurance Group
Holdings, Inc. .......... (1,700) (45,018) 29.3
Nexon Co. Ltd. ........... (8,100) (135,547) 88.4
Nidec Corp. ............. (1,900) (104,470) 68.1
Nihon M&A Center Holdings,
Inc. ................. (1,200) (13,541) 8.8
Nintendo Co. Ltd. ......... (1,000) (40,599) 26.5
Nippon Paint Holdings Co. Ltd. (6,300) (40,150) 26.2
Nippon Sanso Holdings Corp. . (3,500) (55,725) 36.3
Nissan Motor Co. Ltd. ...... (11,200) (35,698) 23.3
Nitori Holdings Co. Ltd. ..... (200) (18,123) 11.8
Nomura Holdings, Inc. ...... (6,100) (19,739) 12.9
Nomura Research Institute Ltd. (1,800) (39,834) 26.0
NTT Data Corp. .......... (5,700) (82,558) 53.8
Obic Co. Ltd. ............ (500) (75,031) 48.9
Odakyu Electric Railway Co. Ltd. (5,400) (64,195) 41.8
Oji Holdings Corp. ......... (9,600) (33,281) 21.7
Olympus Corp. ........... (1,800) (37,952) 24.7
Omron Corp. ............ (400) (18,655) 12.2
Open House Group Co. Ltd. .. (500) (17,785) 11.6
Oracle Corp. Japan ........ (2,400) (127,852) 83.3
Oriental Land Co. Ltd. ...... (1,300) (174,106) 113.5
Otsuka Corp. ............ (10,100) (318,071) 207.3
Otsuka Holdings Co. Ltd. .... (900) (28,849) 18.8
Pan Pacific International
Holdings Corp. ......... (5,000) (82,054) 53.5
Rakuten Group, Inc. ....... (7,400) (33,036) 21.5
Renesas Electronics Corp. ... (15,200) (127,159) 82.9
Resona Holdings, Inc. ...... (33,700) (127,014) 82.8
Rohm Co. Ltd. ........... (800) (56,212) 36.6
SBI Holdings, Inc. ......... (3,500) (63,224) 41.2
Sharp Corp. ............. (7,700) (46,185) 30.1
Shares Value
% of Basket
Value
Japan (continued)
Shimizu Corp. ........... (16,300) $ (81,337) 53.0%
Shiseido Co. Ltd. ......... (3,300) (113,973) 74.3
SoftBank Group Corp. ...... (2,200) (94,438) 61.6
Square Enix Holdings Co. Ltd. . (1,400) (62,471) 40.7
SUMCO Corp. ........... (5,100) (64,642) 42.1
Sumitomo Corp. .......... (11,700) (148,751) 97.0
Sumitomo Electric Industries
Ltd. ................ (20,300) (212,142) 138.3
Sumitomo Metal Mining Co. Ltd. (1,400) (39,243) 25.6
Sumitomo Realty & Development
Co. Ltd. .............. (1,400) (32,107) 20.9
T&D Holdings, Inc. ........ (3,000) (29,671) 19.3
Tobu Railway Co. Ltd. ...... (900) (20,819) 13.6
Tokio Marine Holdings, Inc. ... (1,200) (21,726) 14.2
Tokyo Electric Power Co.
Holdings, Inc. .......... (10,200) (33,227) 21.7
Tokyu Corp. ............. (1,400) (16,143) 10.5
Toyota Industries Corp. ..... (900) (46,364) 30.2
Toyota Motor Corp. ........ (6,200) (86,023) 56.1
Welcia Holdings Co. Ltd. .... (6,200) (129,589) 84.5
Yamato Holdings Co. Ltd. .... (4,900) (72,565) 47.3
Yaskawa Electric Corp. ..... (2,900) (80,299) 52.3
Z Holdings Corp. .......... (33,900) (87,488) 57.0
(5,846,841)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (36,778) 24.0
Luxembourg
ArcelorMittal SA .......... (11,035) (246,673) 160.8
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) (132,969) 86.7
Akzo Nobel NV ........... (1,989) (122,792) 80.0
Argenx SE .............. (138) (53,579) 34.9
ASM International NV ...... (445) (98,443) 64.2
JDE Peet's NV ........... (4,514) (129,214) 84.2
Universal Music Group NV ... (1,585) (31,122) 20.3
(568,119)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (310,363) 202.3
Xero Ltd. ............... (722) (35,854) 23.4
(346,217)
Norway
Gjensidige Forsikring ASA ... (4,792) (87,592) 57.1
Mowi ASA .............. (2,486) (37,105) 24.2
Salmar ASA ............. (677) (22,951) 15.0
Telenor ASA ............. (6,779) (61,607) 40.1
(209,255)
Singapore
City Developments Ltd. ..... (3,700) (19,949) 13.0
Sea Ltd., ADR ........... (4,095) (203,440) 132.6
Singapore Technologies
Engineering Ltd. ........ (38,900) (90,689) 59.1
UOL Group Ltd. .......... (33,300) (145,447) 94.8
Venture Corp. Ltd. ......... (38,300) (431,003) 281.0
(890,528)
South Korea
Delivery Hero SE ......... (2,181) (71,774) 46.8
Spain
Aena SME SA ........... (2,152) (252,928) 164.9
Amadeus IT Group SA ...... (205) (10,692) 7.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Spain (continued)
CaixaBank SA ........... (53,206) $ (176,433) 115.0%
Cellnex Telecom SA ....... (10,899) (356,727) 232.6
EDP Renovaveis SA ....... (2,076) (43,684) 28.5
Ferrovial SA ............. (27,576) (673,912) 439.3
Grifols SA .............. (16,512) (140,477) 91.6
Naturgy Energy Group SA ... (5,226) (134,112) 87.4
Siemens Gamesa Renewable
Energy SA ............ (9,832) (174,308) 113.6
Telefonica SA ............ (24,399) (84,108) 54.8
(2,047,381)
Sweden
Electrolux AB, Class B ...... (12,936) (159,594) 104.0
Essity AB, Class B ........ (1,758) (37,144) 24.2
Fastighets AB Balder, Class B . (9,372) (35,179) 22.9
Getinge AB, Class B ....... (2,781) (56,435) 36.8
H & M Hennes & Mauritz AB,
Class B .............. (3,332) (33,560) 21.9
Hexagon AB, Class B ...... (27,694) (273,780) 178.5
Holmen AB, Class B ....... (554) (20,105) 13.1
Investment AB Latour, Class B (7,293) (123,195) 80.3
L E Lundbergforetagen AB, Class
B .................. (3,789) (149,543) 97.5
Nibe Industrier AB, Class B ... (8,650) (68,999) 45.0
Securitas AB, Class B ...... (5,861) (47,889) 31.2
Svenska Cellulosa AB SCA,
Class B .............. (13,123) (154,822) 100.9
Swedish Orphan Biovitrum AB . (3,606) (66,420) 43.3
Tele2 AB, Class B ......... (3,837) (31,448) 20.5
Volvo Car AB, Class B ...... (9,827) (41,707) 27.2
(1,299,820)
Switzerland
ABB Ltd. (Registered) ...... (11,774) (326,968) 213.2
Alcon, Inc. .............. (1,175) (71,540) 46.6
Bachem Holding AG, Class B . (445) (31,909) 20.8
Barry Callebaut AG (Registered) (63) (119,191) 77.7
Clariant AG (Registered) .... (3,621) (58,192) 37.9
Credit Suisse Group AG
(Registered) ........... (37,540) (155,508) 101.4
EMS-Chemie Holding AG
(Registered) ........... (228) (143,364) 93.5
Logitech International SA
(Registered) ........... (1,719) (85,489) 55.7
Partners Group Holding AG .. (47) (42,187) 27.5
Schindler Holding AG ...... (366) (59,682) 38.9
SIG Group AG ........... (1,041) (20,011) 13.0
Sonova Holding AG (Registered) (97) (22,927) 14.9
Swiss Prime Site AG
(Registered) ........... (1,395) (112,567) 73.4
VAT Group AG ........... (150) (34,245) 22.3
(1,283,780)
United Kingdom
Admiral Group plc ......... (929) (21,484) 14.0
AVEVA Group plc ......... (8,034) (287,523) 187.4
BAE Systems plc ......... (2,253) (21,074) 13.7
BT Group plc ............ (25,861) (38,539) 25.1
Bunzl plc ............... (772) (25,156) 16.4
Haleon plc .............. (15,004) (46,009) 30.0
Halma plc .............. (2,172) (52,669) 34.3
Hargreaves Lansdown plc ... (29,233) (255,485) 166.5
HSBC Holdings plc ........ (35,703) (183,230) 119.4
Johnson Matthey plc ....... (122) (2,708) 1.8
Just Eat Takeaway.com NV ... (6,044) (103,716) 67.6
Liberty Global plc, Class C ... (1,879) (33,183) 21.6
Shares Value
% of Basket
Value
United Kingdom (continued)
Linde plc ............... (792) $ (235,501) 153.5%
Melrose Industries plc ...... (17,007) (22,813) 14.9
National Grid plc .......... (18,917) (206,103) 134.4
Ocado Group plc ......... (24,966) (135,348) 88.2
Phoenix Group Holdings plc .. (5,531) (34,425) 22.4
Rolls-Royce Holdings plc .... (140,430) (125,947) 82.1
Schroders plc ............ (261) (1,172) 0.8
Severn Trent plc .......... (2,743) (78,723) 51.3
Smith & Nephew plc ....... (2,694) (31,835) 20.8
St James's Place plc ....... (1,534) (18,732) 12.2
Standard Chartered plc ..... (10,073) (60,184) 39.2
Tesco plc ............... (39,881) (98,501) 64.2
Unilever plc ............. (2,941) (133,681) 87.1
United Utilities Group plc .... (9,821) (105,833) 69.0
Vodafone Group plc ........ (34,280) (40,019) 26.1
(2,399,593)
United States
AbbVie, Inc. ............. (346) (50,654) 33.0
Advance Auto Parts, Inc. .... (377) (71,600) 46.7
Affirm Holdings, Inc. ....... (2,748) (55,152) 36.0
Aflac, Inc. .............. (616) (40,108) 26.1
Air Products & Chemicals, Inc. (2,054) (514,322) 335.3
Alcoa Corp. ............. (588) (22,950) 15.0
Align Technology, Inc. ...... (495) (96,179) 62.7
Allegion plc ............. (198) (20,744) 13.5
Alliant Energy Corp. ....... (386) (20,138) 13.1
Allstate Corp. (The) ........ (1,922) (242,652) 158.2
Alnylam Pharmaceuticals, Inc. . (527) (109,226) 71.2
Amazon.com, Inc. ......... (535) (54,805) 35.7
Ameren Corp. ............ (4,168) (339,775) 221.5
American Electric Power Co.,
Inc. ................. (840) (73,853) 48.1
Analog Devices, Inc. ....... (1,464) (208,796) 136.1
Aon plc, Class A .......... (115) (32,371) 21.1
APA Corp. .............. (1,155) (52,506) 34.2
AppLovin Corp., Class A ..... (3,613) (61,276) 39.9
Arthur J Gallagher & Co. .... (1,590) (297,457) 193.9
AT&T, Inc. .............. (6,009) (109,544) 71.4
Avantor, Inc. ............. (2,356) (47,521) 31.0
Ball Corp. .............. (1,871) (92,409) 60.2
Bausch Health Cos., Inc. .... (95) (618) 0.4
Baxter International, Inc. .... (786) (42,719) 27.8
Becton Dickinson and Co. ... (605) (142,762) 93.1
Bentley Systems, Inc., Class B (1,289) (45,476) 29.6
Berkshire Hathaway, Inc., Class
B .................. (130) (38,362) 25.0
Bio-Rad Laboratories, Inc., Class
A .................. (80) (28,137) 18.3
Blackstone, Inc. .......... (476) (43,383) 28.3
Boeing Co. (The) ......... (2,128) (303,261) 197.7
Broadcom, Inc. ........... (66) (31,028) 20.2
Broadridge Financial Solutions,
Inc. ................. (894) (134,154) 87.5
Brookfield Renewable Corp. .. (492) (15,287) 10.0
Brown & Brown, Inc. ....... (2,574) (151,325) 98.6
Burlington Stores, Inc. ...... (631) (90,208) 58.8
Cable One, Inc. .......... (60) (51,566) 33.6
Caesars Entertainment, Inc. .. (1,954) (85,448) 55.7
Campbell Soup Co. ........ (3,719) (196,772) 128.3
CarMax, Inc. ............ (741) (46,690) 30.4
Carnival Corp. ........... (5,756) (52,149) 34.0
Catalent, Inc. ............ (2,194) (144,212) 94.0
Centene Corp. ........... (880) (74,914) 48.8
Ceridian HCM Holding, Inc. .. (2,206) (146,015) 95.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
CF Industries Holdings, Inc. .. (275) $ (29,222) 19.0%
CH Robinson Worldwide, Inc. . (441) (43,095) 28.1
Charles River Laboratories
International, Inc. ....... (263) (55,822) 36.4
Charles Schwab Corp. (The) .. (426) (33,939) 22.1
Charter Communications, Inc.,
Class A .............. (178) (65,436) 42.7
Chevron Corp. ........... (354) (64,039) 41.7
Chewy, Inc., Class A ....... (1,214) (47,018) 30.7
Church & Dwight Co., Inc. ... (858) (63,604) 41.5
Cincinnati Financial Corp. .... (1,183) (122,228) 79.7
Cisco Systems, Inc. ........ (6,497) (295,159) 192.4
Citizens Financial Group, Inc. . (978) (40,000) 26.1
Clarivate plc ............. (994) (10,268) 6.7
Cleveland-Cliffs, Inc. ....... (2,873) (37,320) 24.3
Clorox Co. (The) .......... (1,180) (172,327) 112.3
Coinbase Global, Inc., Class A (2,487) (164,764) 107.4
Computershare Ltd. ........ (4,706) (76,181) 49.7
Conagra Brands, Inc. ....... (6,697) (245,780) 160.2
Constellation Brands, Inc., Class
A .................. (717) (177,156) 115.5
Constellation Energy Corp. ... (249) (23,540) 15.3
Cooper Cos., Inc. (The) ..... (722) (197,388) 128.7
Corning, Inc. ............ (1,282) (41,242) 26.9
CoStar Group, Inc. ........ (1,680) (138,970) 90.6
Coterra Energy, Inc. ....... (1,346) (41,901) 27.3
Coupa Software, Inc. ....... (361) (19,216) 12.5
Crown Holdings, Inc. ....... (857) (58,782) 38.3
CSL Ltd. ............... (381) (68,205) 44.5
Danaher Corp. ........... (190) (47,817) 31.2
DaVita, Inc. ............. (1,093) (79,800) 52.0
Dell Technologies, Inc., Class C (546) (20,966) 13.7
DENTSPLY SIRONA, Inc. ... (924) (28,478) 18.6
DISH Network Corp., Class A . (6,202) (92,472) 60.3
Dow, Inc. ............... (1,545) (72,213) 47.1
Eastman Chemical Co. ..... (807) (61,986) 40.4
Elanco Animal Health, Inc. ... (5,344) (70,487) 46.0
Erie Indemnity Co., Class A .. (659) (169,370) 110.4
Everest Re Group Ltd. ...... (137) (44,204) 28.8
Exact Sciences Corp. ...... (2,532) (88,063) 57.4
Exxon Mobil Corp. ......... (1,247) (138,180) 90.1
F5, Inc. ................ (414) (59,165) 38.6
Fastenal Co. ............ (676) (32,671) 21.3
FedEx Corp. ............ (142) (22,760) 14.8
Fidelity National Information
Services, Inc. .......... (1,422) (118,012) 76.9
First Citizens BancShares, Inc.,
Class A .............. (357) (293,497) 191.3
Ford Motor Co. ........... (9,026) (120,678) 78.7
Freeport-McMoRan, Inc. .... (1,560) (49,436) 32.2
Generac Holdings, Inc. ..... (252) (29,209) 19.0
General Mills, Inc. ......... (899) (73,340) 47.8
Globe Life, Inc. ........... (810) (93,571) 61.0
HCA Healthcare, Inc. ....... (1,074) (233,563) 152.3
HEICO Corp. ............ (786) (127,835) 83.3
Hess Corp. ............. (844) (119,072) 77.6
Hilton Worldwide Holdings, Inc. (320) (43,283) 28.2
Honeywell International, Inc. .. (69) (14,077) 9.2
Horizon Therapeutics plc .... (415) (25,863) 16.9
Hormel Foods Corp. ....... (5,177) (240,472) 156.8
Huntington Bancshares, Inc. .. (9,330) (141,629) 92.3
Huntington Ingalls Industries,
Inc. ................. (355) (91,260) 59.5
IAC, Inc. ............... (251) (12,219) 8.0
Intercontinental Exchange, Inc. (473) (45,205) 29.5
Shares Value
% of Basket
Value
United States (continued)
International Paper Co. ..... (3,352) $ (112,661) 73.4%
Intuitive Surgical, Inc. ...... (356) (87,743) 57.2
IQVIA Holdings, Inc. ....... (856) (179,478) 117.0
Jack Henry & Associates, Inc. . (1,085) (215,980) 140.8
Jazz Pharmaceuticals plc .... (144) (20,706) 13.5
JM Smucker Co. (The) ...... (1,827) (275,256) 179.4
Kinder Morgan, Inc. ........ (10,176) (184,389) 120.2
Las Vegas Sands Corp. ..... (3,651) (138,775) 90.5
Lear Corp. .............. (838) (116,239) 75.8
Leidos Holdings, Inc. ....... (1,586) (161,122) 105.0
Lennar Corp., Class A ...... (2,220) (179,154) 116.8
Liberty Broadband Corp., Class
C .................. (933) (78,773) 51.4
Liberty Media Corp-Liberty
Formula One, Class C .... (1,633) (94,273) 61.5
Lucid Group, Inc. ......... (2,129) (30,423) 19.8
Lumen Technologies, Inc. .... (6,081) (44,756) 29.2
LyondellBasell Industries NV,
Class A .............. (1,163) (88,911) 58.0
M&T Bank Corp. .......... (142) (23,909) 15.6
Markel Corp. ............ (76) (91,664) 59.8
MarketAxess Holdings, Inc. .. (230) (56,129) 36.6
Marsh & McLennan Cos., Inc. . (282) (45,540) 29.7
Martin Marietta Materials, Inc. . (415) (139,432) 90.9
Masco Corp. ............ (645) (29,844) 19.5
Match Group, Inc. ......... (1,968) (85,018) 55.4
McCormick & Co., Inc. (Non-
Voting) .............. (2,039) (160,347) 104.5
McKesson Corp. .......... (135) (52,565) 34.3
MGM Resorts International ... (3,824) (136,020) 88.7
Micron Technology, Inc. ..... (1,564) (84,612) 55.2
Moody's Corp. ........... (196) (51,915) 33.8
Mosaic Co. (The) ......... (339) (18,221) 11.9
Netflix, Inc. .............. (322) (93,985) 61.3
Newell Brands, Inc. ........ (1,798) (24,830) 16.2
Newmont Corp. .......... (1,334) (56,455) 36.8
NextEra Energy, Inc. ....... (323) (25,033) 16.3
Norfolk Southern Corp. ..... (291) (66,368) 43.3
NRG Energy, Inc. ......... (3,006) (133,466) 87.0
Omnicom Group, Inc. ....... (885) (64,384) 42.0
PACCAR, Inc. ........... (601) (58,195) 37.9
Palantir Technologies, Inc., Class
A .................. (10,436) (91,732) 59.8
Paramount Global, Class B ... (1,838) (33,672) 22.0
PerkinElmer, Inc. ......... (1,183) (158,025) 103.0
PG&E Corp. ............. (5,155) (76,964) 50.2
Plug Power, Inc. .......... (9,634) (153,951) 100.4
PNC Financial Services Group,
Inc. (The) ............ (489) (79,135) 51.6
PPL Corp. .............. (2,847) (75,417) 49.2
Principal Financial Group, Inc. . (2,475) (218,122) 142.2
Progressive Corp. (The) ..... (3,814) (489,718) 319.2
PTC, Inc. ............... (647) (76,236) 49.7
PulteGroup, Inc. .......... (2,529) (101,135) 65.9
QIAGEN NV ............. (2,398) (103,553) 67.5
Qorvo, Inc. .............. (1,438) (123,783) 80.7
Regeneron Pharmaceuticals,
Inc. ................. (40) (29,950) 19.5
Republic Services, Inc. ..... (1,214) (161,001) 105.0
ResMed, Inc. ............ (158) (35,343) 23.0
Rivian Automotive, Inc., Class A (3,269) (114,317) 74.5
ROBLOX Corp., Class A ..... (1,111) (49,706) 32.4
Rockwell Automation, Inc. .... (847) (216,239) 141.0
Rollins, Inc. ............. (5,842) (245,831) 160.3
Roper Technologies, Inc. .... (1,197) (496,204) 323.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Ross Stores, Inc. ......... (951) $ (91,001) 59.3%
Royal Caribbean Cruises Ltd. . (2,694) (143,806) 93.7
Royalty Pharma plc, Class A .. (448) (18,959) 12.4
RPM International, Inc. ..... (4,398) (415,919) 271.1
S&P Global, Inc. .......... (248) (79,670) 51.9
Salesforce, Inc. ........... (524) (85,197) 55.5
Seagate Technology Holdings
plc ................. (605) (30,044) 19.6
Seagen, Inc. ............ (274) (34,842) 22.7
SEI Investments Co. ....... (4,649) (252,441) 164.6
Sensata Technologies Holding
plc ................. (1,585) (63,733) 41.5
Sherwin-Williams Co. (The) .. (310) (69,759) 45.5
Sirius XM Holdings, Inc. ..... (14,195) (85,738) 55.9
Snap, Inc., Class A ........ (2,172) (21,525) 14.0
Snowflake, Inc., Class A ..... (276) (44,243) 28.8
SolarEdge Technologies, Inc. . (108) (24,843) 16.2
Southwest Airlines Co. ...... (1,352) (49,145) 32.0
SS&C Technologies Holdings,
Inc. ................. (3,798) (195,293) 127.3
Stanley Black & Decker, Inc. .. (1,091) (85,633) 55.8
STERIS plc ............. (1,089) (187,940) 122.5
Swiss Re AG ............ (516) (38,331) 25.0
Sysco Corp. ............. (718) (62,150) 40.5
T Rowe Price Group, Inc. .... (1,561) (165,716) 108.0
Take-Two Interactive Software,
Inc. ................. (1,130) (133,882) 87.3
Targa Resources Corp. ..... (878) (60,029) 39.1
Target Corp. ............. (169) (27,758) 18.1
Teladoc Health, Inc. ........ (3,946) (116,959) 76.2
Teledyne Technologies, Inc. .. (745) (296,495) 193.3
Teleflex, Inc. ............. (231) (49,563) 32.3
Tenaris SA .............. (21,990) (344,169) 224.4
Teradyne, Inc. ........... (724) (58,897) 38.4
Tesla, Inc. .............. (279) (63,484) 41.4
Texas Pacific Land Corp. .... (12) (27,646) 18.0
Thermo Fisher Scientific, Inc. . (276) (141,856) 92.5
TJX Cos., Inc. (The) ....... (694) (50,037) 32.6
T-Mobile US, Inc. ......... (943) (142,921) 93.2
Tradeweb Markets, Inc., Class A (275) (15,147) 9.9
TransUnion ............. (430) (25,486) 16.6
Truist Financial Corp. ....... (679) (30,412) 19.8
Twilio, Inc., Class A ........ (737) (54,811) 35.7
Tyler Technologies, Inc. ..... (711) (229,888) 149.9
Tyson Foods, Inc., Class A ... (1,562) (106,763) 69.6
Union Pacific Corp. ........ (432) (85,164) 55.5
Unity Software, Inc. ........ (935) (27,582) 18.0
Universal Health Services, Inc.,
Class B .............. (1,149) (133,135) 86.8
US Bancorp ............. (2,071) (87,914) 57.3
Verisk Analytics, Inc. ....... (165) (30,167) 19.7
Verizon Communications, Inc. . (541) (20,217) 13.2
VF Corp. ............... (3,842) (108,537) 70.8
Vimeo, Inc. ............. (1) (4) (0.0)
Vulcan Materials Co. ....... (369) (60,405) 39.4
Walmart, Inc. ............ (1,695) (241,249) 157.3
Warner Bros Discovery, Inc. .. (6,810) (88,530) 57.7
Waste Connections, Inc. ..... (2,602) (343,230) 223.7
Waste Management, Inc. .... (1,040) (164,705) 107.4
Wayfair, Inc., Class A ....... (1,064) (40,347) 26.3
WEC Energy Group, Inc. .... (428) (39,089) 25.5
Western Union Co. (The) .... (5,613) (75,832) 49.4
Whirlpool Corp. ........... (370) (51,149) 33.3
Williams Cos., Inc. (The) .... (3,844) (125,814) 82.0
Willis Towers Watson plc .... (324) (70,700) 46.1
Shares Value
% of Basket
Value
United States (continued)
WR Berkley Corp. ......... (2,949) $ (219,347) 143.0%
Wynn Resorts Ltd. ........ (661) (42,238) 27.5
Xylem, Inc. .............. (1,443) (147,806) 96.4
Zillow Group, Inc., Class C ... (1,072) (33,082) 21.6
Zoetis, Inc. .............. (2,415) (364,134) 237.4
Zoom Video Communications,
Inc., Class A ........... (952) (79,435) 51.8
(23,250,527)
Zambia
First Quantum Minerals Ltd. .. (962) (16,968) 11.1
Total Reference Entity — Short ............ (50,828,815)
Net Value of Reference Entity — BNP Paribas SA $ (153,400)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates 02/24/23-02/27/23:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 3,590 85,212 (104.0)
ASX Ltd. ............... 2,498 108,235 (132.1)
Aurizon Holdings Ltd. ...... 77,811 180,317 (220.0)
Australia & New Zealand Banking
Group Ltd. ............ 1,464 23,986 (29.3)
BHP Group Ltd. .......... 2,141 51,427 (62.7)
Cochlear Ltd. ............ 1,147 146,522 (178.8)
IDP Education Ltd. ........ 2,844 53,657 (65.5)
Rio Tinto plc ............. 479 25,033 (30.5)
Wesfarmers Ltd. .......... 1,463 42,455 (51.8)
716,844
Austria
voestalpine AG ........... 144 3,126 (3.8)
Belgium
Groupe Bruxelles Lambert NV . 312 23,003 (28.1)
Umicore SA ............. 530 17,472 (21.3)
40,475
Brazil
Wheaton Precious Metals Corp. 1,421 46,489 (56.7)
Canada
Alimentation Couche-Tard, Inc. 1,426 63,850 (77.9)
AltaGas Ltd. ............. 1,440 25,970 (31.7)
Bank of Nova Scotia (The) ... 275 13,292 (16.2)
Canadian National Railway Co. 218 25,827 (31.5)
Constellation Software, Inc. .. 35 50,608 (61.8)
Dollarama, Inc. ........... 1,946 115,630 (141.1)
Enbridge, Inc. ............ 1,427 55,599 (67.8)
Franco-Nevada Corp. ...... 490 60,544 (73.9)
Gildan Activewear, Inc. ...... 739 23,320 (28.5)
National Bank of Canada .... 1,115 75,918 (92.6)
Onex Corp. ............. 416 20,938 (25.6)
Open Text Corp. .......... 510 14,772 (18.0)
Parkland Corp. ........... 1,181 23,874 (29.1)
Royal Bank of Canada ...... 321 29,700 (36.2)
Sun Life Financial, Inc. ...... 2,034 86,386 (105.4)
Suncor Energy, Inc. ........ 836 28,755 (35.1)
TMX Group Ltd. .......... 193 18,556 (22.6)
West Fraser Timber Co. Ltd. .. 1,052 78,988 (96.4)
812,527

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
China
BOC Hong Kong Holdings Ltd. 120,000 $ 372,877 (455.0) %
Denmark
AP Moller - Maersk A/S, Class B 8 16,713 (20.4)
DSV A/S ............... 141 19,053 (23.3)
Genmab A/S ............ 124 47,766 (58.3)
Novo Nordisk A/S, Class B ... 245 26,639 (32.5)
110,171
Finland
Elisa OYJ .............. 1,759 85,006 (103.7)
Kesko OYJ, Class B ....... 819 15,938 (19.5)
Nordea Bank Abp ......... 2,045 19,535 (23.8)
Stora Enso OYJ, Class R .... 4,878 63,603 (77.6)
184,082
France
Amundi SA ............. 1,111 52,417 (64.0)
Arkema SA ............. 1,852 146,564 (178.8)
BioMerieux ............. 1,460 129,179 (157.6)
Bureau Veritas SA ......... 1,120 27,709 (33.8)
Capgemini SE ........... 660 108,168 (132.0)
Cie de Saint-Gobain ....... 3,338 136,461 (166.5)
Credit Agricole SA ......... 5,879 53,344 (65.1)
Dassault Systemes SE ..... 2,569 86,110 (105.1)
Eiffage SA .............. 223 20,164 (24.6)
Engie SA ............... 6,939 90,161 (110.0)
Eurazeo SE ............. 3,637 207,547 (253.2)
Hermes International ....... 89 115,200 (140.6)
Ipsen SA ............... 2,631 270,382 (329.9)
Kering SA .............. 52 23,814 (29.1)
La Francaise des Jeux SAEM . 8,247 268,758 (327.9)
Legrand SA ............. 625 47,628 (58.1)
Orange SA .............. 37,298 355,372 (433.6)
Pernod Ricard SA ......... 111 19,482 (23.8)
Publicis Groupe SA ........ 7,225 404,632 (493.7)
SEB SA ................ 431 28,059 (34.2)
Teleperformance .......... 777 208,182 (254.0)
Vivendi SE .............. 5,970 48,864 (59.6)
Wendel SE ............. 933 73,056 (89.1)
2,921,253
Germany
Bayer AG (Registered) ...... 415 21,821 (26.6)
Beiersdorf AG ............ 236 22,655 (27.6)
Deutsche Bank AG (Registered) 2,385 22,733 (27.7)
Evonik Industries AG ....... 802 14,774 (18.0)
HeidelbergCement AG ...... 546 25,109 (30.6)
Henkel AG & Co. KGaA
(Preference) .......... 132 8,316 (10.2)
Infineon Technologies AG .... 997 24,193 (29.5)
Nemetschek SE .......... 1,790 85,342 (104.1)
Rational AG ............. 35 19,729 (24.1)
244,672
Hong Kong
Power Assets Holdings Ltd. .. 3,500 16,735 (20.4)
Sun Hung Kai Properties Ltd. . 6,500 69,851 (85.2)
86,586
Ireland
Smurfit Kappa Group plc .... 2,024 67,000 (81.8)
Israel
Bank Hapoalim BM ........ 11,399 109,878 (134.1)
Check Point Software
Technologies Ltd. ....... 262 33,858 (41.3)
Shares Value
% of Basket
Value
Israel (continued)
Israel Discount Bank Ltd., Class
A .................. 9,702 $ 55,166 (67.3) %
198,902
Italy
Assicurazioni Generali SpA ... 9,330 140,016 (170.9)
Enel SpA ............... 1,969 8,796 (10.7)
Moncler SpA ............ 578 24,937 (30.4)
Prysmian SpA ........... 1,874 60,995 (74.4)
Snam SpA .............. 4,198 18,667 (22.8)
253,411
Japan
Advantest Corp. .......... 1,700 89,491 (109.2)
AGC, Inc. .............. 1,300 40,735 (49.7)
Asahi Kasei Corp. ......... 11,800 75,661 (92.3)
Astellas Pharma, Inc. ....... 17,300 238,709 (291.3)
Chugai Pharmaceutical Co. Ltd. 3,300 76,467 (93.3)
Dai Nippon Printing Co. Ltd. .. 2,500 50,077 (61.1)
Daiwa House Industry Co. Ltd. 1,500 30,221 (36.9)
Dentsu Group, Inc. ........ 1,400 43,545 (53.1)
Fuji Electric Co. Ltd. ....... 1,500 57,997 (70.8)
Honda Motor Co. Ltd. ...... 1,000 22,802 (27.8)
Hoya Corp. ............. 1,100 102,258 (124.8)
Isuzu Motors Ltd. ......... 1,800 21,167 (25.8)
Kajima Corp. ............ 3,000 28,240 (34.5)
KDDI Corp. ............. 2,600 76,848 (93.8)
Kikkoman Corp. .......... 200 10,838 (13.2)
Kyocera Corp. ........... 900 43,584 (53.2)
Marubeni Corp. ........... 25,900 226,727 (276.6)
Mitsubishi HC Capital, Inc. ... 5,000 21,455 (26.2)
Mitsui Chemicals, Inc. ...... 1,400 25,913 (31.6)
Murata Manufacturing Co. Ltd. 1,200 56,807 (69.3)
NEC Corp. .............. 100 3,310 (4.0)
NGK Insulators Ltd. ........ 8,500 99,162 (121.0)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,300 65,322 (79.7)
Nippon Steel Corp. ........ 2,900 39,784 (48.5)
Nippon Telegraph & Telephone
Corp. ............... 3,000 82,742 (101.0)
Nitto Denko Corp. ......... 1,100 57,954 (70.7)
Nomura Real Estate Holdings,
Inc. ................. 2,100 47,468 (57.9)
ORIX Corp. ............. 1,300 19,094 (23.3)
Panasonic Holdings Corp. ... 6,100 43,448 (53.0)
Ricoh Co. Ltd. ........... 3,800 27,846 (34.0)
Seiko Epson Corp. ........ 3,900 52,947 (64.6)
Sekisui Chemical Co. Ltd. .... 10,300 128,627 (156.9)
Sekisui House Ltd. ........ 4,300 71,392 (87.1)
Shimadzu Corp. .......... 4,900 129,080 (157.5)
Shin-Etsu Chemical Co. Ltd. .. 400 41,572 (50.7)
Subaru Corp. ............ 2,500 39,077 (47.7)
Sumitomo Chemical Co. Ltd. .. 13,700 46,131 (56.3)
Sysmex Corp. ........... 200 10,765 (13.1)
Terumo Corp. ............ 1,600 48,558 (59.2)
TOPPAN, Inc. ............ 4,400 65,622 (80.1)
USS Co. Ltd. ............ 1,300 19,615 (23.9)
Yamaha Corp. ........... 3,500 132,140 (161.2)
Yamaha Motor Co. Ltd. ..... 700 14,450 (17.6)
2,625,648
Netherlands
EXOR NV .............. 340 22,848 (27.9)
Norway
DNB Bank ASA ........... 6,238 110,331 (134.6)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Portugal
Galp Energia SGPS SA ..... 2,741 $ 27,830 (34.0) %
Singapore
Singapore Airlines Ltd. ...... 10,900 40,431 (49.3)
STMicroelectronics NV ..... 1,288 40,049 (48.9)
80,480
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 5,151 26,573 (32.4)
Sweden
Alfa Laval AB ............ 610 15,015 (18.3)
Assa Abloy AB, Class B ..... 2,293 46,300 (56.5)
Industrivarden AB, Class C ... 2,099 47,334 (57.8)
Investor AB, Class B ....... 6,581 107,406 (131.1)
Volvo AB, Class B ......... 1,168 19,117 (23.3)
235,172
Switzerland
Baloise Holding AG (Registered) 878 119,954 (146.4)
Givaudan SA (Registered) ... 11 32,856 (40.1)
Julius Baer Group Ltd. ...... 997 47,835 (58.4)
Novartis AG (Registered) .... 2,343 189,527 (231.2)
SGS SA (Registered) ....... 17 37,477 (45.7)
427,649
United Kingdom
Associated British Foods plc .. 2,613 40,500 (49.4)
AstraZeneca plc .......... 241 28,277 (34.5)
Barclays plc ............. 30,758 52,266 (63.8)
BP plc ................. 18,711 103,521 (126.3)
British American Tobacco plc . 1,533 60,543 (73.9)
CK Hutchison Holdings Ltd. .. 23,500 116,979 (142.7)
CNH Industrial NV ......... 1,311 16,960 (20.7)
Coca-Cola Europacific Partners
plc ................. 930 43,756 (53.4)
DCC plc ............... 105 5,828 (7.1)
Diageo plc .............. 1,862 76,626 (93.5)
Entain plc .............. 1,735 25,100 (30.6)
Informa plc .............. 3,606 22,977 (28.0)
Legal & General Group plc ... 11,482 30,717 (37.5)
NatWest Group plc ........ 12,439 33,502 (40.9)
RELX plc ............... 2,538 68,172 (83.2)
Sage Group plc (The) ...... 5,502 45,858 (56.0)
Smiths Group plc ......... 4,104 73,513 (89.7)
Taylor Wimpey plc ......... 28,351 30,481 (37.2)
875,576
United States
ABIOMED, Inc. ........... 434 109,403 (133.5)
Adobe, Inc. ............. 89 28,347 (34.6)
Airbnb, Inc., Class A ....... 345 36,884 (45.0)
Akamai Technologies, Inc. ... 239 21,111 (25.8)
Ally Financial, Inc. ......... 1,979 54,541 (66.6)
Altria Group, Inc. .......... 855 39,561 (48.3)
AMERCO .............. 39 22,432 (27.4)
American Express Co. ...... 186 27,612 (33.7)
American International Group,
Inc. ................. 872 49,704 (60.6)
Amgen, Inc. ............. 26 7,029 (8.6)
ANSYS, Inc. ............. 511 113,013 (137.9)
Applied Materials, Inc. ...... 84 7,416 (9.0)
Autodesk, Inc. ........... 332 71,148 (86.8)
Best Buy Co., Inc. ......... 323 22,096 (27.0)
Booz Allen Hamilton Holding
Corp. ............... 139 15,130 (18.5)
Shares Value
% of Basket
Value
United States (continued)
BorgWarner, Inc. .......... 582 $ 21,842 (26.7) %
Capital One Financial Corp. .. 101 10,708 (13.1)
Carrier Global Corp. ....... 501 19,920 (24.3)
CBOE Global Markets, Inc. ... 245 30,503 (37.2)
CDW Corp. ............. 519 89,688 (109.4)
Celanese Corp. .......... 324 31,143 (38.0)
Chipotle Mexican Grill, Inc. ... 10 14,983 (18.3)
Cigna Corp. ............. 284 91,749 (112.0)
Cintas Corp. ............. 105 44,893 (54.8)
CMS Energy Corp. ........ 1,228 70,057 (85.5)
Coca-Cola Co. (The) ....... 344 20,588 (25.1)
Consolidated Edison, Inc. .... 294 25,860 (31.6)
Copart, Inc. ............. 263 30,250 (36.9)
Crowdstrike Holdings, Inc., Class
A .................. 171 27,565 (33.6)
CSX Corp. .............. 1,593 46,293 (56.5)
Cummins, Inc. ........... 530 129,590 (158.1)
CVS Health Corp. ......... 504 47,729 (58.2)
Darden Restaurants, Inc. .... 197 28,199 (34.4)
Devon Energy Corp. ....... 330 25,526 (31.1)
Diamondback Energy, Inc. ... 1,234 193,874 (236.6)
Discover Financial Services .. 227 23,712 (28.9)
DocuSign, Inc. ........... 440 21,252 (25.9)
Domino's Pizza, Inc. ....... 126 41,862 (51.1)
Dropbox, Inc., Class A ...... 980 21,315 (26.0)
Eaton Corp. plc ........... 680 102,048 (124.5)
Ecolab, Inc. ............. 125 19,634 (24.0)
Edison International ........ 1,020 61,241 (74.7)
Elevance Health, Inc. ....... 48 26,245 (32.0)
Emerson Electric Co. ....... 1,916 165,926 (202.5)
Equitable Holdings, Inc. ..... 1,380 42,256 (51.6)
Evergy, Inc. ............. 364 22,251 (27.2)
Eversource Energy ........ 769 58,659 (71.6)
Exelon Corp. ............ 667 25,740 (31.4)
Expedia Group, Inc. ........ 22 2,056 (2.5)
Expeditors International of
Washington, Inc. ........ 4,441 434,552 (530.2)
FactSet Research Systems, Inc. 16 6,808 (8.3)
First Republic Bank ........ 105 12,611 (15.4)
FirstEnergy Corp. ......... 581 21,910 (26.7)
FMC Corp. .............. 1,226 145,771 (177.9)
Fortinet, Inc. ............. 2,463 140,785 (171.8)
GoDaddy, Inc., Class A ..... 405 32,562 (39.7)
GSK plc ............... 3,617 59,250 (72.3)
Guidewire Software, Inc. .... 739 43,904 (53.6)
Halliburton Co. ........... 1,843 67,122 (81.9)
Hartford Financial Services
Group, Inc. (The) ....... 335 24,257 (29.6)
Home Depot, Inc. (The) ..... 75 22,210 (27.1)
IDEX Corp. ............. 248 55,133 (67.3)
Intel Corp. .............. 292 8,302 (10.1)
Intuit, Inc. .............. 61 26,078 (31.8)
James Hardie Industries plc,
CDI ................ 2,215 48,360 (59.0)
JB Hunt Transport Services, Inc. 401 68,599 (83.7)
Johnson & Johnson ........ 269 46,798 (57.1)
Laboratory Corp. of America
Holdings ............. 98 21,742 (26.5)
Lyft, Inc., Class A ......... 2,203 32,252 (39.4)
Medtronic plc ............ 258 22,534 (27.5)
Merck & Co., Inc. ......... 323 32,688 (39.9)
Meta Platforms, Inc., Class A . 153 14,253 (17.4)
MetLife, Inc. ............. 450 32,945 (40.2)
MSCI, Inc. .............. 156 73,142 (89.2)
Nestle SA (Registered) ..... 275 29,936 (36.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
News Corp., Class A ....... 2,526 $ 42,614 (52.0) %
Nordson Corp. ........... 424 95,400 (116.4)
Northern Trust Corp. ....... 152 12,821 (15.6)
NortonLifeLock, Inc. ....... 1,734 39,067 (47.7)
Nucor Corp. ............. 189 24,831 (30.3)
Oracle Corp. ............ 1,127 87,985 (107.4)
Palo Alto Networks, Inc. ..... 472 80,990 (98.8)
Paychex, Inc. ............ 760 89,916 (109.7)
Philip Morris International, Inc. 639 58,692 (71.6)
QUALCOMM, Inc. ......... 523 61,536 (75.1)
Regions Financial Corp. ..... 3,507 76,979 (93.9)
Roche Holding AG ........ 461 152,959 (186.6)
Schlumberger NV ......... 1,436 74,715 (91.2)
Schneider Electric SE ...... 773 97,751 (119.3)
Splunk, Inc. ............. 693 57,595 (70.3)
Starbucks Corp. .......... 469 40,611 (49.6)
Stellantis NV ............ 606 8,176 (10.0)
Trade Desk, Inc. (The), Class A 383 20,391 (24.9)
Trane Technologies plc ..... 246 39,269 (47.9)
Ulta Beauty, Inc. .......... 3 1,258 (1.5)
United Rentals, Inc. ........ 469 148,068 (180.7)
UnitedHealth Group, Inc. .... 42 23,316 (28.5)
Valero Energy Corp. ....... 226 28,374 (34.6)
Vertex Pharmaceuticals, Inc. .. 66 20,592 (25.1)
Walgreens Boots Alliance, Inc. 594 21,681 (26.5)
Waters Corp. ............ 25 7,479 (9.1)
WestRock Co. ........... 1,371 46,696 (57.0)
Workday, Inc., Class A ...... 305 47,525 (58.0)
Zscaler, Inc. ............. 139 21,420 (26.1)
5,313,795
Total Reference Entity — Long ............ 15,804,317
Reference Entity — Short
Common Stocks
Austria
Verbund AG ............. (630) (49,351) 60.2
Belgium
Solvay SA .............. (338) (30,501) 37.2
UCB SA ............... (602) (45,372) 55.4
(75,873)
Brazil
Yara International ASA ...... (1,022) (45,614) 55.6
Canada
Air Canada ............. (6,013) (86,553) 105.6
Algonquin Power & Utilities
Corp. ............... (5,757) (63,725) 77.8
BCE, Inc. ............... (996) (44,925) 54.8
BlackBerry Ltd. ........... (1,326) (6,161) 7.5
Brookfield Asset Management,
Inc., Class A ........... (936) (37,066) 45.2
CCL Industries, Inc., Class B .. (1,679) (78,875) 96.2
CGI, Inc. ............... (282) (22,716) 27.7
Emera, Inc. ............. (1,952) (72,343) 88.3
Fairfax Financial Holdings Ltd. (61) (29,959) 36.6
FirstService Corp. ......... (180) (22,502) 27.5
GFL Environmental, Inc. ..... (801) (21,619) 26.4
Great-West Lifeco, Inc. ..... (8,712) (201,693) 246.1
Imperial Oil Ltd. .......... (1,498) (81,489) 99.4
Ivanhoe Mines Ltd., Class A .. (6,057) (42,015) 51.3
Metro, Inc. .............. (4,201) (220,080) 268.5
Northland Power, Inc. ...... (5,769) (167,859) 204.8
Quebecor, Inc., Class B ..... (7,965) (150,138) 183.2
Shares Value
% of Basket
Value
Canada (continued)
TELUS Corp. ............ (10,156) $ (212,088) 258.8%
(1,561,806)
Chile
Antofagasta plc ........... (4,458) (60,073) 73.3
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (14,523) 17.7
Chow Tai Fook Jewellery Group
Ltd. ................ (11,800) (20,203) 24.7
NXP Semiconductors NV .... (242) (35,351) 43.1
(70,077)
Denmark
GN Store Nord A/S ........ (1,468) (31,197) 38.1
Orsted A/S .............. (692) (57,094) 69.7
(88,291)
France
Accor SA ............... (2,747) (65,822) 80.3
Air Liquide SA ........... (728) (95,232) 116.2
Airbus SE .............. (1,684) (182,215) 222.3
Alstom SA .............. (7,083) (145,777) 177.9
AXA SA ................ (2,345) (57,910) 70.7
Bollore SE .............. (8,381) (41,918) 51.2
Bouygues SA ............ (4,717) (134,582) 164.2
Carrefour SA ............ (2,125) (34,203) 41.7
Cie Generale des Etablissements
Michelin SCA .......... (2,757) (70,260) 85.7
Danone SA ............. (1,768) (87,869) 107.2
Electricite de France SA ..... (5,553) (65,581) 80.0
EssilorLuxottica SA ........ (143) (22,612) 27.6
Getlink SE .............. (30,004) (474,798) 579.3
LVMH Moet Hennessy Louis
Vuitton SE ............ (99) (62,469) 76.2
Remy Cointreau SA ........ (1,345) (205,702) 251.0
Renault SA ............. (3,875) (119,308) 145.6
Safran SA .............. (1,251) (139,324) 170.0
Sartorius Stedim Biotech .... (255) (80,921) 98.7
Ubisoft Entertainment SA .... (2,054) (56,353) 68.8
Veolia Environnement SA .... (3,226) (71,992) 87.8
Vinci SA ............... (190) (17,487) 21.3
Worldline SA ............ (3,162) (138,010) 168.4
(2,370,345)
Germany
Aroundtown SA ........... (5,871) (11,638) 14.2
Daimler Truck Holding AG ... (3,338) (89,033) 108.6
Fresenius Medical Care AG &
Co. KGaA ............ (3,008) (83,203) 101.5
KION Group AG .......... (987) (21,882) 26.7
LEG Immobilien SE ........ (242) (15,799) 19.3
Uniper SE .............. (1,137) (3,404) 4.1
United Internet AG (Registered),
Class G .............. (625) (11,683) 14.2
Zalando SE ............. (2,664) (61,400) 74.9
(298,042)
Hong Kong
AIA Group Ltd. ........... (11,000) (83,323) 101.7
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (99,545) 121.5
MTR Corp. Ltd. ........... (119,839) (527,314) 643.4
Techtronic Industries Co. Ltd. . (3,500) (33,141) 40.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Hong Kong (continued)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) $ (212,763) 259.6%
(956,086)
Ireland
AerCap Holdings NV ....... (1,006) (53,730) 65.6
Kingspan Group plc ........ (629) (31,712) 38.7
(85,442)
Israel
Wix.com Ltd. ............ (674) (56,683) 69.2
Italy
DiaSorin SpA ............ (182) (23,794) 29.0
Infrastrutture Wireless Italiane
SpA ................ (8,806) (77,723) 94.8
Intesa Sanpaolo SpA ....... (13,464) (25,669) 31.3
Nexi SpA ............... (6,348) (54,882) 67.0
(182,068)
Japan
Aisin Corp. .............. (700) (17,969) 21.9
Asahi Intecc Co. Ltd. ....... (1,200) (20,442) 24.9
Canon, Inc. ............. (2,600) (55,113) 67.3
Capcom Co. Ltd. .......... (1,000) (27,815) 33.9
Chubu Electric Power Co., Inc. (7,800) (63,491) 77.5
Concordia Financial Group Ltd. (6,400) (19,528) 23.8
CyberAgent, Inc. .......... (600) (4,929) 6.0
GMO Payment Gateway, Inc. . (200) (14,381) 17.6
Hitachi Metals Ltd. ........ (2,400) (35,050) 42.8
Hoshizaki Corp. .......... (1,300) (37,245) 45.4
Iida Group Holdings Co. Ltd. .. (3,300) (45,822) 55.9
Itochu Techno-Solutions Corp. . (2,500) (57,959) 70.7
Japan Airlines Co. Ltd. ...... (1,200) (22,414) 27.4
Japan Exchange Group, Inc. .. (1,400) (18,398) 22.5
Japan Post Bank Co. Ltd. .... (13,400) (89,286) 108.9
Japan Post Insurance Co. Ltd. (1,500) (22,205) 27.1
JFE Holdings, Inc. ......... (3,400) (31,148) 38.0
Kansai Electric Power Co., Inc.
(The) ............... (7,000) (53,027) 64.7
Keio Corp. .............. (400) (14,024) 17.1
Keisei Electric Railway Co. Ltd. (800) (21,234) 25.9
Kintetsu Group Holdings Co.
Ltd. ................ (3,500) (118,282) 144.3
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (37,147) 45.3
Kobe Bussan Co. Ltd. ...... (100) (2,169) 2.7
Koei Tecmo Holdings Co. Ltd. . (4,400) (66,391) 81.0
Koito Manufacturing Co. Ltd. .. (2,000) (28,394) 34.6
Konami Group Corp. ....... (500) (21,916) 26.7
Lasertec Corp. ........... (500) (70,255) 85.7
M3, Inc. ................ (900) (26,820) 32.7
Mitsui & Co. Ltd. .......... (2,700) (59,749) 72.9
Mitsui OSK Lines Ltd. ...... (2,700) (53,447) 65.2
Nexon Co. Ltd. ........... (200) (3,347) 4.1
Nippon Paint Holdings Co. Ltd. (21,500) (137,020) 167.2
Nippon Sanso Holdings Corp. . (1,000) (15,921) 19.4
Nippon Yusen KK ......... (1,500) (27,172) 33.2
Nissan Motor Co. Ltd. ...... (9,100) (29,004) 35.4
NTT Data Corp. .......... (3,100) (44,900) 54.8
Odakyu Electric Railway Co. Ltd. (1,800) (21,398) 26.1
Olympus Corp. ........... (1,100) (23,193) 28.3
Omron Corp. ............ (400) (18,655) 22.8
Open House Group Co. Ltd. .. (1,700) (60,468) 73.8
Otsuka Holdings Co. Ltd. .... (1,000) (32,055) 39.1
Shares Value
% of Basket
Value
Japan (continued)
Pan Pacific International
Holdings Corp. ......... (3,300) $ (54,155) 66.1%
Rakuten Group, Inc. ....... (7,000) (31,251) 38.1
Renesas Electronics Corp. ... (5,900) (49,358) 60.2
Resona Holdings, Inc. ...... (13,400) (50,504) 61.6
SBI Holdings, Inc. ......... (4,200) (75,869) 92.6
SG Holdings Co. Ltd. ....... (2,300) (30,478) 37.2
Sharp Corp. ............. (6,300) (37,788) 46.1
Sumitomo Electric Industries
Ltd. ................ (7,900) (82,558) 100.7
Sumitomo Metal Mining Co. Ltd. (600) (16,819) 20.5
T&D Holdings, Inc. ........ (3,500) (34,616) 42.2
Tobu Railway Co. Ltd. ...... (900) (20,819) 25.4
Toho Co. Ltd. ............ (1,700) (60,449) 73.8
Tokio Marine Holdings, Inc. ... (5,900) (106,821) 130.3
Tokyo Electric Power Co.
Holdings, Inc. .......... (10,700) (34,856) 42.5
Tokyo Electron Ltd. ........ (300) (78,929) 96.3
Toshiba Corp. ............ (600) (20,821) 25.4
Toyota Motor Corp. ........ (5,500) (76,310) 93.1
Yamato Holdings Co. Ltd. .... (1,500) (22,214) 27.1
(2,453,798)
Jordan
Hikma Pharmaceuticals plc ... (3,441) (49,396) 60.3
Luxembourg
Eurofins Scientific SE ...... (2,980) (190,764) 232.8
Macau
Galaxy Entertainment Group
Ltd. ................ (53,000) (242,138) 295.5
Netherlands
Akzo Nobel NV ........... (633) (39,079) 47.7
Argenx SE .............. (93) (36,107) 44.1
Euronext NV ............ (276) (17,517) 21.4
IMCD NV ............... (243) (31,516) 38.4
(124,219)
New Zealand
Xero Ltd. ............... (1,735) (86,158) 105.1
Norway
Salmar ASA ............. (991) (33,597) 41.0
Telenor ASA ............. (7,246) (65,851) 80.3
(99,448)
Singapore
Sea Ltd., ADR ........... (433) (21,511) 26.2
Singapore Technologies
Engineering Ltd. ........ (18,100) (42,197) 51.5
(63,708)
Spain
CaixaBank SA ........... (6,657) (22,075) 26.9
EDP Renovaveis SA ....... (2,474) (52,059) 63.5
Ferrovial SA ............. (3,001) (73,340) 89.5
Naturgy Energy Group SA ... (1,414) (36,287) 44.3
Telefonica SA ............ (20,202) (69,640) 85.0
(253,401)
Sweden
Atlas Copco AB, Class A .... (2,220) (23,695) 28.9
Electrolux AB, Class B ...... (8,121) (100,190) 122.3
Embracer Group AB ....... (3,282) (15,789) 19.3
Fastighets AB Balder, Class B . (3,366) (12,635) 15.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Sweden (continued)
H & M Hennes & Mauritz AB,
Class B .............. (133) $ (1,340) 1.6%
Holmen AB, Class B ....... (2,375) (86,190) 105.2
Investment AB Latour, Class B (3,046) (51,454) 62.8
Lifco AB, Class B ......... (1,535) (22,180) 27.1
Nibe Industrier AB, Class B ... (1,876) (14,964) 18.3
Sagax AB, Class B ........ (1,412) (26,019) 31.7
Skandinaviska Enskilda Banken
AB, Class A ........... (4,183) (44,103) 53.8
Swedish Orphan Biovitrum AB . (2,382) (43,875) 53.5
(442,434)
Switzerland
Alcon, Inc. .............. (916) (55,771) 68.1
Bachem Holding AG, Class B . (1,045) (74,933) 91.5
EMS-Chemie Holding AG
(Registered) ........... (27) (16,977) 20.7
Lonza Group AG (Registered) . (26) (13,384) 16.3
Partners Group Holding AG .. (20) (17,952) 21.9
Schindler Holding AG ...... (581) (94,741) 115.6
Swiss Prime Site AG
(Registered) ........... (250) (20,173) 24.6
Temenos AG (Registered) ... (438) (26,087) 31.8
(320,018)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
United Kingdom
Admiral Group plc ......... (1,826) (42,227) 51.5
BAE Systems plc ......... (2,698) (25,236) 30.8
BT Group plc ............ (48,010) (71,546) 87.3
Bunzl plc ............... (838) (27,307) 33.3
Haleon plc .............. (12,193) (37,389) 45.6
InterContinental Hotels Group
plc ................. (1,419) (76,244) 93.0
JD Sports Fashion plc ...... (28,611) (31,971) 39.0
Melrose Industries plc ...... (23,862) (32,008) 39.1
Schroders plc ............ (20,880) (93,751) 114.4
Severn Trent plc .......... (2,642) (75,825) 92.5
St James's Place plc ....... (3,855) (47,076) 57.4
Tesco plc ............... (18,464) (45,604) 55.7
Unilever plc ............. (463) (21,045) 25.7
United Utilities Group plc .... (7,102) (76,533) 93.4
Vodafone Group plc ........ (15,914) (18,578) 22.7
(722,340)
United States
AbbVie, Inc. ............. (390) (57,096) 69.7
Air Products & Chemicals, Inc. (86) (21,534) 26.3
Amazon.com, Inc. ......... (205) (21,000) 25.6
American Electric Power Co.,
Inc. ................. (468) (41,147) 50.2
Amphenol Corp., Class A .... (1,768) (134,067) 163.6
Analog Devices, Inc. ....... (596) (85,002) 103.7
Arthur J Gallagher & Co. .... (111) (20,766) 25.3
Avantor, Inc. ............. (1,025) (20,674) 25.2
Baxter International, Inc. .... (1,293) (70,275) 85.7
Bentley Systems, Inc., Class B (3,047) (107,498) 131.2
Broadridge Financial Solutions,
Inc. ................. (198) (29,712) 36.3
Brookfield Renewable Corp. .. (1,390) (43,189) 52.7
Brown & Brown, Inc. ....... (2,554) (150,150) 183.2
Burlington Stores, Inc. ...... (366) (52,323) 63.8
Cable One, Inc. .......... (15) (12,891) 15.7
CarMax, Inc. ............ (398) (25,078) 30.6
Shares Value
% of Basket
Value
United States (continued)
Centene Corp. ........... (357) $ (30,391) 37.1%
Charles River Laboratories
International, Inc. ....... (113) (23,984) 29.3
Charles Schwab Corp. (The) .. (808) (64,373) 78.5
Charter Communications, Inc.,
Class A .............. (81) (29,777) 36.3
Cheniere Energy, Inc. ...... (443) (78,150) 95.4
Cincinnati Financial Corp. .... (1,417) (146,404) 178.6
Clarivate plc ............. (1,452) (14,999) 18.3
Cloudflare, Inc., Class A ..... (857) (48,266) 58.9
CME Group, Inc. .......... (120) (20,796) 25.4
Cognex Corp. ............ (496) (22,930) 28.0
Coinbase Global, Inc., Class A (193) (12,786) 15.6
Comcast Corp., Class A ..... (621) (19,711) 24.1
Computershare Ltd. ........ (5,813) (94,101) 114.8
Constellation Energy Corp. ... (241) (22,784) 27.8
Cooper Cos., Inc. (The) ..... (248) (67,801) 82.7
Corning, Inc. ............ (713) (22,937) 28.0
Crown Holdings, Inc. ....... (282) (19,342) 23.6
DaVita, Inc. ............. (140) (10,221) 12.5
Dell Technologies, Inc., Class C (2,047) (78,605) 95.9
DENTSPLY SIRONA, Inc. ... (1,619) (49,898) 60.9
DR Horton, Inc. ........... (1,070) (82,262) 100.4
Erie Indemnity Co., Class A .. (768) (197,384) 240.8
F5, Inc. ................ (765) (109,326) 133.4
Fastenal Co. ............ (891) (43,062) 52.5
Freeport-McMoRan, Inc. .... (3,165) (100,299) 122.4
General Mills, Inc. ......... (1,770) (144,397) 176.2
Hasbro, Inc. ............. (1,337) (87,239) 106.4
Henry Schein, Inc. ......... (626) (42,856) 52.3
Horizon Therapeutics plc .... (339) (21,126) 25.8
Hormel Foods Corp. ....... (568) (26,384) 32.2
IAC, Inc. ............... (2,795) (136,061) 166.0
International Paper Co. ..... (534) (17,948) 21.9
Jack Henry & Associates, Inc. . (165) (32,845) 40.1
Jacobs Solutions, Inc. ...... (598) (68,902) 84.1
JM Smucker Co. (The) ...... (264) (39,774) 48.5
Lennar Corp., Class A ...... (276) (22,273) 27.2
Liberty Media Corp-Liberty
Formula One, Class C .... (798) (46,069) 56.2
Live Nation Entertainment, Inc. (753) (59,946) 73.1
Lumen Technologies, Inc. .... (2,535) (18,658) 22.8
LyondellBasell Industries NV,
Class A .............. (570) (43,577) 53.2
Marsh & McLennan Cos., Inc. . (184) (29,714) 36.3
Marvell Technology, Inc. ..... (436) (17,300) 21.1
McCormick & Co., Inc. (Non-
Voting) .............. (280) (22,019) 26.9
Micron Technology, Inc. ..... (397) (21,478) 26.2
Moderna, Inc. ............ (180) (27,059) 33.0
Mondelez International, Inc.,
Class A .............. (370) (22,748) 27.8
Newell Brands, Inc. ........ (2,498) (34,497) 42.1
Newmont Corp. .......... (769) (32,544) 39.7
NextEra Energy, Inc. ....... (633) (49,057) 59.9
NRG Energy, Inc. ......... (2,015) (89,466) 109.2
Occidental Petroleum Corp. .. (483) (35,066) 42.8
Okta, Inc. ............... (416) (23,346) 28.5
Palantir Technologies, Inc., Class
A .................. (2,809) (24,691) 30.1
Principal Financial Group, Inc. . (389) (34,283) 41.8
Qorvo, Inc. .............. (1,027) (88,404) 107.9
Quanta Services, Inc. ...... (165) (23,437) 28.6
ResMed, Inc. ............ (214) (47,870) 58.4
Rivian Automotive, Inc., Class A (1,376) (48,119) 58.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
ROBLOX Corp., Class A ..... (493) $ (22,057) 26.9%
Roku, Inc. .............. (358) (19,883) 24.3
Royal Caribbean Cruises Ltd. . (471) (25,142) 30.7
Seagate Technology Holdings
plc ................. (1,185) (58,847) 71.8
SEI Investments Co. ....... (1,394) (75,694) 92.4
Sensata Technologies Holding
plc ................. (804) (32,329) 39.4
Sherwin-Williams Co. (The) .. (282) (63,458) 77.4
Snap-on, Inc. ............ (12) (2,665) 3.3
SS&C Technologies Holdings,
Inc. ................. (1,512) (77,747) 94.9
Stanley Black & Decker, Inc. .. (493) (38,696) 47.2
Swiss Re AG ............ (443) (32,908) 40.2
T Rowe Price Group, Inc. .... (824) (87,476) 106.7
Teladoc Health, Inc. ........ (842) (24,957) 30.5
Teledyne Technologies, Inc. .. (135) (53,727) 65.6
Teradyne, Inc. ........... (568) (46,207) 56.4
Tesla, Inc. .............. (135) (30,718) 37.5
T-Mobile US, Inc. ......... (219) (33,192) 40.5
Tradeweb Markets, Inc., Class A (267) (14,706) 17.9
Twilio, Inc., Class A ........ (10) (744) 0.9
Tyler Technologies, Inc. ..... (61) (19,723) 24.1
Union Pacific Corp. ........ (233) (45,934) 56.0
Verizon Communications, Inc. . (1,311) (48,992) 59.8
VF Corp. ............... (1,106) (31,245) 38.1
Vistra Corp. ............. (892) (20,489) 25.0
Waste Connections, Inc. ..... (275) (36,275) 44.3
Wells Fargo & Co. ......... (1,169) (53,762) 65.6
Zillow Group, Inc., Class C ... (725) (22,374) 27.3
Zoetis, Inc. .............. (906) (136,607) 166.7
(4,938,698)
Total Reference Entity — Short ............ (15,886,271)
Net Value of Reference Entity — Citibank NA .. $ (81,954)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
Bank USA, as of period end, termination dates 02/27/23-03/01/23:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 2,874 68,217 (40.5)
Australia & New Zealand Banking
Group Ltd. ............ 2,728 44,695 (26.5)
BHP Group Ltd. .......... 7,605 182,674 (108.3)
BlueScope Steel Ltd. ....... 3,736 37,621 (22.3)
Cochlear Ltd. ............ 450 57,485 (34.1)
Coles Group Ltd. ......... 11,146 116,539 (69.1)
Fortescue Metals Group Ltd. .. 3,663 34,509 (20.5)
Qantas Airways Ltd. ....... 5,600 20,926 (12.4)
REA Group Ltd. .......... 488 37,823 (22.4)
South32 Ltd. ............ 7,867 18,049 (10.7)
Wesfarmers Ltd. .......... 1,478 42,890 (25.4)
661,428
Austria
OMV AG ............... 295 13,583 (8.1)
voestalpine AG ........... 616 13,373 (7.9)
26,956
Shares Value
% of Basket
Value
Belgium
Groupe Bruxelles Lambert NV . 3,432 $ 253,029 (150.1) %
Umicore SA ............. 653 21,527 (12.8)
274,556
Brazil
Wheaton Precious Metals Corp. 3,251 106,358 (63.1)
Canada
AltaGas Ltd. ............. 5,649 101,880 (60.4)
Bank of Montreal ......... 856 78,849 (46.8)
Bank of Nova Scotia (The) ... 2,299 111,124 (65.9)
Canadian Apartment Properties
REIT ................ 536 16,599 (9.8)
Canadian Imperial Bank of
Commerce ........... 3,651 165,807 (98.3)
Canadian National Railway Co. 646 76,533 (45.4)
Canadian Tire Corp. Ltd., Class
A .................. 477 53,461 (31.7)
Constellation Software, Inc. .. 90 130,136 (77.2)
Dollarama, Inc. ........... 577 34,285 (20.3)
Empire Co. Ltd., Class A .... 2,094 53,797 (31.9)
Franco-Nevada Corp. ...... 1,184 146,293 (86.8)
George Weston Ltd. ....... 256 28,177 (16.7)
Gildan Activewear, Inc. ...... 571 18,018 (10.7)
Hydro One Ltd. ........... 18,661 467,912 (277.5)
Intact Financial Corp. ....... 720 109,404 (64.9)
Kinross Gold Corp. ........ 5,618 20,371 (12.1)
Loblaw Cos. Ltd. .......... 757 62,022 (36.8)
Magna International, Inc. .... 2,487 138,594 (82.2)
National Bank of Canada .... 2,922 198,954 (118.0)
Onex Corp. ............. 569 28,639 (17.0)
Open Text Corp. .......... 1,430 41,419 (24.6)
Parkland Corp. ........... 921 18,618 (11.0)
Royal Bank of Canada ...... 1,609 148,871 (88.3)
Shaw Communications, Inc.,
Class B .............. 3,240 83,215 (49.4)
Sun Life Financial, Inc. ...... 2,261 96,026 (56.9)
Suncor Energy, Inc. ........ 625 21,498 (12.8)
Teck Resources Ltd., Class B . 3,458 105,262 (62.4)
TMX Group Ltd. .......... 626 60,185 (35.7)
West Fraser Timber Co. Ltd. .. 334 25,078 (14.9)
2,641,027
China
SITC International Holdings Co.
Ltd. ................ 7,000 11,464 (6.8)
Denmark
AP Moller - Maersk A/S, Class B 10 20,892 (12.4)
DSV A/S ............... 336 45,403 (26.9)
Genmab A/S ............ 70 26,964 (16.0)
Novo Nordisk A/S, Class B ... 2,208 240,079 (142.4)
Pandora A/S ............ 451 23,724 (14.0)
357,062
Finland
Elisa OYJ .............. 496 23,970 (14.2)
Kesko OYJ, Class B ....... 699 13,603 (8.1)
Neste OYJ .............. 1,315 57,635 (34.2)
Nokia OYJ .............. 6,351 28,223 (16.7)
Stora Enso OYJ, Class R .... 2,614 34,083 (20.2)
157,514
France
Amundi SA ............. 260 12,267 (7.3)
Arkema SA ............. 345 27,303 (16.2)
BioMerieux ............. 1,077 95,292 (56.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
France (continued)
BNP Paribas SA .......... 1,487 $ 69,731 (41.4) %
Bureau Veritas SA ......... 1,618 40,030 (23.7)
Capgemini SE ........... 305 49,987 (29.6)
Cie de Saint-Gobain ....... 3,118 127,467 (75.6)
Credit Agricole SA ......... 2,482 22,521 (13.4)
Dassault Systemes SE ..... 3,007 100,791 (59.8)
Edenred ............... 1,015 52,035 (30.9)
Eiffage SA .............. 465 42,046 (24.9)
Engie SA ............... 13,075 169,888 (100.8)
Eurazeo SE ............. 291 16,606 (9.8)
Hermes International ....... 115 148,854 (88.3)
Kering SA .............. 152 69,610 (41.3)
La Francaise des Jeux SAEM . 2,238 72,933 (43.3)
Legrand SA ............. 935 71,251 (42.3)
Pernod Ricard SA ......... 399 70,029 (41.5)
Publicis Groupe SA ........ 3,139 175,798 (104.3)
Sanofi ................. 332 28,571 (16.9)
SEB SA ................ 290 18,880 (11.2)
Societe Generale SA ....... 3,421 78,468 (46.5)
Teleperformance .......... 853 228,544 (135.5)
TotalEnergies SE ......... 658 35,896 (21.3)
Vivendi SE .............. 23,055 188,705 (111.9)
Wendel SE ............. 200 15,660 (9.3)
2,029,163
Germany
Bayer AG (Registered) ...... 2,178 114,522 (67.9)
Brenntag SE ............ 1,242 75,360 (44.7)
Deutsche Bank AG (Registered) 2,214 21,103 (12.5)
Deutsche Post AG (Registered) 10,854 383,687 (227.5)
GEA Group AG ........... 4,160 145,411 (86.2)
HeidelbergCement AG ...... 228 10,485 (6.2)
Infineon Technologies AG .... 2,332 56,587 (33.6)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 109 28,773 (17.1)
Puma SE ............... 812 35,899 (21.3)
Symrise AG ............. 205 20,925 (12.4)
892,752
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 406,350 (241.0)
CLP Holdings Ltd. ......... 3,500 23,491 (13.9)
Hongkong Land Holdings Ltd. . 5,300 20,405 (12.1)
Jardine Matheson Holdings Ltd. 800 36,855 (21.8)
New World Development Co.
Ltd. ................ 28,000 57,273 (34.0)
Power Assets Holdings Ltd. .. 8,500 40,643 (24.1)
Sun Hung Kai Properties Ltd. . 9,000 96,717 (57.4)
681,734
Ireland
Smurfit Kappa Group plc .... 806 26,681 (15.8)
Israel
Bank Hapoalim BM ........ 8,059 77,683 (46.1)
Bank Leumi Le-Israel BM .... 7,006 66,835 (39.6)
Israel Discount Bank Ltd., Class
A .................. 4,164 23,677 (14.0)
Nice Ltd. ............... 106 19,978 (11.9)
188,173
Italy
Coca-Cola HBC AG ........ 2,916 63,695 (37.8)
Eni SpA ................ 7,895 103,691 (61.5)
Shares Value
% of Basket
Value
Italy (continued)
Moncler SpA ............ 3,131 $ 135,085 (80.1) %
302,471
Japan
Advantest Corp. .......... 700 36,849 (21.9)
Asahi Kasei Corp. ......... 22,300 142,986 (84.8)
Astellas Pharma, Inc. ....... 400 5,519 (3.3)
Chugai Pharmaceutical Co. Ltd. 8,600 199,278 (118.2)
Dai Nippon Printing Co. Ltd. .. 2,200 44,068 (26.1)
Denso Corp. ............ 100 4,962 (2.9)
Dentsu Group, Inc. ........ 4,200 130,634 (77.5)
ENEOS Holdings, Inc. ...... 41,000 135,245 (80.2)
Fuji Electric Co. Ltd. ....... 3,900 150,793 (89.4)
Hankyu Hanshin Holdings, Inc. 1,000 29,701 (17.6)
Honda Motor Co. Ltd. ...... 5,200 118,573 (70.3)
Ibiden Co. Ltd. ........... 1,500 50,561 (30.0)
Idemitsu Kosan Co. Ltd. ..... 5,700 124,717 (74.0)
Isuzu Motors Ltd. ......... 3,800 44,687 (26.5)
Japan Tobacco, Inc. ....... 5,900 98,810 (58.6)
JSR Corp. .............. 3,600 68,404 (40.6)
Kajima Corp. ............ 14,900 140,256 (83.2)
Kao Corp. .............. 1,300 48,557 (28.8)
KDDI Corp. ............. 1,000 29,557 (17.5)
Kirin Holdings Co. Ltd. ...... 2,500 36,750 (21.8)
Komatsu Ltd. ............ 1,700 33,303 (19.8)
Kyocera Corp. ........... 600 29,056 (17.2)
Lixil Corp. .............. 1,000 15,105 (9.0)
Marubeni Corp. ........... 6,500 56,900 (33.7)
Mazda Motor Corp. ........ 2,800 18,852 (11.2)
Mitsubishi Electric Corp. ..... 44,000 387,139 (229.6)
Mitsubishi Estate Co. Ltd. .... 5,300 66,649 (39.5)
Mitsui Chemicals, Inc. ...... 7,500 138,817 (82.3)
NGK Insulators Ltd. ........ 16,500 192,490 (114.2)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 55,273 (32.8)
Nippon Steel Corp. ........ 5,700 78,196 (46.4)
Nippon Telegraph & Telephone
Corp. ............... 13,900 383,372 (227.4)
Nissan Chemical Corp. ..... 1,100 49,517 (29.4)
Nisshin Seifun Group, Inc. ... 1,900 20,531 (12.2)
Nitto Denko Corp. ......... 3,600 189,669 (112.5)
Nomura Real Estate Holdings,
Inc. ................. 2,700 61,030 (36.2)
ORIX Corp. ............. 3,500 51,407 (30.5)
Osaka Gas Co. Ltd. ........ 14,100 208,788 (123.8)
Panasonic Holdings Corp. ... 4,700 33,476 (19.9)
Recruit Holdings Co. Ltd. .... 2,300 70,774 (42.0)
Ricoh Co. Ltd. ........... 5,900 43,234 (25.6)
Secom Co. Ltd. ........... 300 17,091 (10.1)
Sekisui Chemical Co. Ltd. .... 20,700 258,502 (153.3)
Sekisui House Ltd. ........ 9,200 152,746 (90.6)
Seven & i Holdings Co. Ltd. .. 1,000 37,328 (22.1)
Shin-Etsu Chemical Co. Ltd. .. 600 62,358 (37.0)
SoftBank Corp. ........... 6,300 62,146 (36.9)
Sompo Holdings, Inc. ...... 2,100 87,554 (51.9)
Sony Group Corp. ......... 500 33,717 (20.0)
Subaru Corp. ............ 2,400 37,514 (22.2)
Sumitomo Chemical Co. Ltd. .. 5,400 18,183 (10.8)
Sumitomo Mitsui Financial
Group, Inc. ........... 1,400 39,314 (23.3)
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 37,400 (22.2)
Sysmex Corp. ........... 300 16,147 (9.6)
Takeda Pharmaceutical Co. Ltd. 2,600 68,663 (40.7)
Terumo Corp. ............ 1,600 48,558 (28.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Tokyo Gas Co. Ltd. ........ 7,400 $ 132,249 (78.4) %
TOPPAN, Inc. ............ 2,900 43,251 (25.6)
Toray Industries, Inc. ....... 2,200 10,686 (6.3)
TOTO Ltd. .............. 800 22,818 (13.5)
Toyota Tsusho Corp. ....... 1,000 33,566 (19.9)
Trend Micro, Inc. .......... 500 25,212 (15.0)
USS Co. Ltd. ............ 4,100 61,864 (36.7)
ZOZO, Inc. .............. 2,300 48,802 (28.9)
5,180,154
Netherlands
ASML Holding NV ......... 53 24,862 (14.7)
EXOR NV .............. 1,224 82,254 (48.8)
ING Groep NV ........... 7,733 76,090 (45.1)
Koninklijke KPN NV ........ 32,368 90,537 (53.7)
NN Group NV ............ 698 29,555 (17.5)
303,298
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,104 69,372 (41.2)
Spark New Zealand Ltd. ..... 13,727 40,862 (24.2)
110,234
Norway
DNB Bank ASA ........... 5,138 90,875 (53.9)
Equinor ASA ............ 680 24,775 (14.7)
115,650
Portugal
EDP - Energias de Portugal SA 5,425 23,704 (14.1)
Singapore
Singapore Airlines Ltd. ...... 12,900 47,850 (28.4)
Singapore Telecommunications
Ltd. ................ 25,000 44,019 (26.1)
STMicroelectronics NV ..... 3,024 94,028 (55.8)
185,897
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 9,386 48,420 (28.7)
Banco Santander SA ....... 16,594 43,036 (25.5)
Iberdrola SA ............. 32,073 326,159 (193.4)
Industria de Diseno Textil SA .. 227 5,153 (3.1)
422,768
Sweden
Alfa Laval AB ............ 704 17,329 (10.3)
Assa Abloy AB, Class B ..... 804 16,234 (9.6)
Husqvarna AB, Class B ..... 7,029 41,732 (24.7)
Sandvik AB ............. 1,212 18,940 (11.2)
Volvo AB, Class B ......... 1,911 31,277 (18.5)
125,512
Switzerland
Baloise Holding AG (Registered) 1,116 152,470 (90.4)
Geberit AG (Registered) ..... 103 45,787 (27.2)
Givaudan SA (Registered) ... 46 137,399 (81.5)
Julius Baer Group Ltd. ...... 395 18,952 (11.2)
Novartis AG (Registered) .... 4,345 351,470 (208.4)
SGS SA (Registered) ....... 15 33,068 (19.6)
Straumann Holding AG
(Registered) ........... 179 17,036 (10.1)
Zurich Insurance Group AG .. 49 20,883 (12.4)
777,065
Shares Value
% of Basket
Value
United Kingdom
Barclays plc ............. 11,321 $ 19,237 (11.4) %
British American Tobacco plc . 811 32,029 (19.0)
Coca-Cola Europacific Partners
plc ................. 883 41,545 (24.6)
Compass Group plc ........ 4,619 97,285 (57.7)
Croda International plc ...... 152 11,775 (7.0)
DCC plc ............... 2,526 140,195 (83.1)
Diageo plc .............. 4,784 196,874 (116.8)
Entain plc .............. 3,626 52,456 (31.1)
Imperial Brands plc ........ 1,281 31,204 (18.5)
Intertek Group plc ......... 2,305 96,563 (57.3)
Legal & General Group plc ... 19,433 51,988 (30.8)
M&G plc ............... 13,242 26,611 (15.8)
NatWest Group plc ........ 20,312 54,706 (32.4)
Sage Group plc (The) ...... 12,429 103,593 (61.4)
Smiths Group plc ......... 3,663 65,614 (38.9)
Taylor Wimpey plc ......... 66,427 71,418 (42.4)
Whitbread plc ............ 2,488 73,227 (43.4)
1,166,320
United States
ABIOMED, Inc. ........... 275 69,322 (41.1)
Accenture plc, Class A ...... 209 59,335 (35.2)
Adobe, Inc. ............. 184 58,604 (34.8)
Advanced Micro Devices, Inc. . 1,209 72,613 (43.1)
Agilent Technologies, Inc. .... 513 70,974 (42.1)
Airbnb, Inc., Class A ....... 1,778 190,086 (112.7)
Akamai Technologies, Inc. ... 474 41,868 (24.8)
Ally Financial, Inc. ......... 355 9,784 (5.8)
Alphabet, Inc., Class A ...... 972 91,864 (54.5)
Altria Group, Inc. .......... 488 22,580 (13.4)
American Express Co. ...... 871 129,300 (76.7)
American Financial Group, Inc. 495 71,829 (42.6)
American International Group,
Inc. ................. 2,647 150,879 (89.5)
Ameriprise Financial, Inc. .... 252 77,898 (46.2)
AmerisourceBergen Corp. ... 433 68,076 (40.4)
Amgen, Inc. ............. 256 69,210 (41.0)
ANSYS, Inc. ............. 583 128,936 (76.5)
AO Smith Corp. .......... 1,104 60,477 (35.9)
Apple, Inc. .............. 323 49,529 (29.4)
Applied Materials, Inc. ...... 3,625 320,051 (189.8)
Arch Capital Group Ltd. ..... 1,662 95,565 (56.7)
Arista Networks, Inc. ....... 2,968 358,712 (212.7)
Autodesk, Inc. ........... 1,193 255,660 (151.6)
AutoZone, Inc. ........... 23 58,256 (34.5)
Avery Dennison Corp. ...... 1,819 308,411 (182.9)
Bank of America Corp. ...... 635 22,885 (13.6)
Bath & Body Works, Inc. .... 841 28,073 (16.6)
Booking Holdings, Inc. ...... 3 5,608 (3.3)
Booz Allen Hamilton Holding
Corp. ............... 513 55,840 (33.1)
BorgWarner, Inc. .......... 564 21,167 (12.6)
Bristol-Myers Squibb Co. .... 344 26,650 (15.8)
Brown-Forman Corp., Class B . 694 47,192 (28.0)
Cadence Design Systems, Inc. 1,598 241,921 (143.5)
Capital One Financial Corp. .. 385 40,818 (24.2)
CBRE Group, Inc., Class A ... 1,192 84,560 (50.1)
CDW Corp. ............. 789 136,347 (80.9)
Celanese Corp. .......... 914 87,854 (52.1)
CenterPoint Energy, Inc. .... 780 22,316 (13.2)
Chipotle Mexican Grill, Inc. ... 22 32,963 (19.5)
Cigna Corp. ............. 280 90,457 (53.6)
Citigroup, Inc. ............ 522 23,939 (14.2)
CMS Energy Corp. ........ 1,770 100,979 (59.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Cognizant Technology Solutions
Corp., Class A ......... 516 $ 32,121 (19.0) %
Consolidated Edison, Inc. .... 1,180 103,793 (61.6)
Copart, Inc. ............. 2,807 322,861 (191.5)
CSX Corp. .............. 2,635 76,573 (45.4)
Cummins, Inc. ........... 846 206,855 (122.7)
Darden Restaurants, Inc. .... 482 68,993 (40.9)
Delta Air Lines, Inc. ........ 2,927 99,313 (58.9)
Dexcom, Inc. ............ 980 118,364 (70.2)
Diamondback Energy, Inc. ... 765 120,189 (71.3)
DocuSign, Inc. ........... 394 19,030 (11.3)
Dominion Energy, Inc. ...... 667 46,670 (27.7)
Domino's Pizza, Inc. ....... 123 40,866 (24.2)
Dover Corp. ............. 125 16,336 (9.7)
Dropbox, Inc., Class A ...... 8,358 181,787 (107.8)
DTE Energy Co. .......... 521 58,409 (34.6)
Eaton Corp. plc ........... 343 51,474 (30.5)
eBay, Inc. .............. 257 10,239 (6.1)
Edison International ........ 1,000 60,040 (35.6)
Edwards Lifesciences Corp. .. 2,195 158,984 (94.3)
Electronic Arts, Inc. ........ 219 27,585 (16.4)
Elevance Health, Inc. ....... 167 91,311 (54.1)
Emerson Electric Co. ....... 1,013 87,726 (52.0)
EOG Resources, Inc. ....... 259 35,359 (21.0)
Equitable Holdings, Inc. ..... 3,128 95,779 (56.8)
Estee Lauder Cos., Inc. (The),
Class A .............. 76 15,237 (9.0)
Evergy, Inc. ............. 886 54,161 (32.1)
Eversource Energy ........ 1,209 92,223 (54.7)
Exelon Corp. ............ 1,573 60,702 (36.0)
Expedia Group, Inc. ........ 628 58,699 (34.8)
Expeditors International of
Washington, Inc. ........ 408 39,923 (23.7)
FactSet Research Systems, Inc. 19 8,084 (4.8)
Fair Isaac Corp. .......... 48 22,984 (13.6)
First Republic Bank ........ 124 14,892 (8.8)
FirstEnergy Corp. ......... 647 24,398 (14.5)
Fortinet, Inc. ............. 2,410 137,756 (81.7)
Fortune Brands Home & Security,
Inc. ................. 713 43,008 (25.5)
General Motors Co. ........ 501 19,664 (11.7)
GoDaddy, Inc., Class A ..... 272 21,869 (13.0)
GSK plc ............... 2,979 48,799 (28.9)
Halliburton Co. ........... 1,272 46,326 (27.5)
Hartford Financial Services
Group, Inc. (The) ....... 63 4,562 (2.7)
Hologic, Inc. ............. 315 21,357 (12.7)
HubSpot, Inc. ............ 70 20,759 (12.3)
Incyte Corp. ............. 497 36,947 (21.9)
Intel Corp. .............. 826 23,483 (13.9)
Interpublic Group of Cos., Inc.
(The) ............... 8,772 261,318 (155.0)
Intuit, Inc. .............. 879 375,773 (222.8)
JB Hunt Transport Services, Inc. 324 55,427 (32.9)
Johnson & Johnson ........ 477 82,984 (49.2)
Johnson Controls International
plc ................. 210 12,146 (7.2)
JPMorgan Chase & Co. ..... 691 86,983 (51.6)
Juniper Networks, Inc. ...... 967 29,590 (17.5)
Kellogg Co. ............. 577 44,325 (26.3)
Keysight Technologies, Inc. ... 1,100 191,565 (113.6)
Knight-Swift Transportation
Holdings, Inc. .......... 2,380 114,311 (67.8)
Kroger Co. (The) .......... 1,086 51,357 (30.5)
Shares Value
% of Basket
Value
United States (continued)
Laboratory Corp. of America
Holdings ............. 102 $ 22,630 (13.4) %
Lincoln National Corp. ...... 658 35,446 (21.0)
LKQ Corp. .............. 700 38,948 (23.1)
Lowe's Cos., Inc. ......... 447 87,143 (51.7)
Lululemon Athletica, Inc. .... 211 69,427 (41.2)
Masimo Corp. ............ 94 12,370 (7.3)
Medtronic plc ............ 287 25,067 (14.9)
MetLife, Inc. ............. 3,385 247,816 (147.0)
Mettler-Toledo International, Inc. 90 113,844 (67.5)
Molina Healthcare, Inc. ..... 170 61,006 (36.2)
Monolithic Power Systems, Inc. 216 73,321 (43.5)
MSCI, Inc. .............. 112 52,512 (31.1)
Nestle SA (Registered) ..... 1,910 207,920 (123.3)
NetApp, Inc. ............. 1,059 73,357 (43.5)
News Corp., Class A ....... 1,379 23,264 (13.8)
NIKE, Inc., Class B ........ 500 46,340 (27.5)
Nordson Corp. ........... 863 194,175 (115.2)
Northern Trust Corp. ....... 587 49,513 (29.4)
Nucor Corp. ............. 175 22,992 (13.6)
NVR, Inc. ............... 5 21,189 (12.6)
Old Dominion Freight Line, Inc. 792 217,483 (129.0)
ONEOK, Inc. ............ 104 6,169 (3.7)
Oracle Corp. ............ 980 76,509 (45.4)
Owens Corning ........... 989 84,668 (50.2)
Palo Alto Networks, Inc. ..... 137 23,508 (13.9)
Parker-Hannifin Corp. ...... 88 25,575 (15.2)
Paychex, Inc. ............ 785 92,873 (55.1)
PepsiCo, Inc. ............ 3,956 718,330 (426.0)
Philip Morris International, Inc. 2,193 201,427 (119.5)
Phillips 66 .............. 6 626 (0.4)
Pioneer Natural Resources Co. 298 76,410 (45.3)
Pool Corp. .............. 148 45,026 (26.7)
Procter & Gamble Co. (The) .. 508 68,412 (40.6)
Public Service Enterprise Group,
Inc. ................. 454 25,456 (15.1)
QUALCOMM, Inc. ......... 1,275 150,017 (89.0)
Regions Financial Corp. ..... 1,054 23,135 (13.7)
Robert Half International, Inc. . 44 3,364 (2.0)
Roche Holding AG ........ 149 49,438 (29.3)
Schneider Electric SE ...... 339 42,869 (25.4)
Sempra Energy .......... 2,358 355,917 (211.1)
Skyworks Solutions, Inc. .... 859 73,883 (43.8)
Starbucks Corp. .......... 962 83,300 (49.4)
Steel Dynamics, Inc. ....... 269 25,299 (15.0)
Stellantis NV ............ 6,657 89,813 (53.3)
Synopsys, Inc. ........... 202 59,095 (35.0)
Texas Instruments, Inc. ..... 884 141,997 (84.2)
Tractor Supply Co. ........ 21 4,615 (2.7)
Trane Technologies plc ..... 446 71,195 (42.2)
Travelers Cos., Inc. (The) .... 135 24,902 (14.8)
Ulta Beauty, Inc. .......... 286 119,940 (71.1)
United Parcel Service, Inc., Class
B .................. 532 89,254 (52.9)
United Rentals, Inc. ........ 724 228,574 (135.6)
UnitedHealth Group, Inc. .... 89 49,408 (29.3)
Valero Energy Corp. ....... 678 85,123 (50.5)
Veeva Systems, Inc., Class A . 303 50,886 (30.2)
VeriSign, Inc. ............ 1,279 256,388 (152.0)
Vertex Pharmaceuticals, Inc. .. 604 188,448 (111.8)
Waters Corp. ............ 313 93,640 (55.5)
West Pharmaceutical Services,
Inc. ................. 92 21,169 (12.6)
Westinghouse Air Brake
Technologies Corp. ...... 422 39,364 (23.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
WestRock Co. ........... 1,909 $ 65,021 (38.6) %
Workday, Inc., Class A ...... 518 80,715 (47.9)
WW Grainger, Inc. ......... 10 5,844 (3.5)
Yum! Brands, Inc. ......... 1,461 172,763 (102.5)
Zebra Technologies Corp., Class
A .................. 218 61,742 (36.6)
14,159,527
Total Reference Entity — Long ............ 30,927,468
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (4,122) (27,751) 16.5
Domino's Pizza Enterprises Ltd. (488) (19,898) 11.8
Endeavour Group Ltd. ...... (32,259) (147,659) 87.6
Flutter Entertainment plc .... (557) (73,563) 43.6
Glencore plc ............ (10,484) (60,106) 35.6
Lendlease Corp. Ltd. ....... (1,850) (10,287) 6.1
National Australia Bank Ltd. .. (666) (13,834) 8.2
Newcrest Mining Ltd. ....... (3,289) (36,427) 21.6
Northern Star Resources Ltd. . (8,385) (46,798) 27.8
Ramsay Health Care Ltd. .... (2,850) (106,901) 63.4
Reece Ltd. .............. (2,333) (23,166) 13.7
Santos Ltd. ............. (5,296) (25,853) 15.3
SEEK Ltd. .............. (5,562) (76,566) 45.4
Sonic Healthcare Ltd. ...... (938) (19,637) 11.7
Telstra Group Ltd. ......... (9,444) (23,680) 14.0
Westpac Banking Corp. ..... (6,937) (107,114) 63.5
WiseTech Global Ltd. ....... (2,616) (96,748) 57.4
Woodside Energy Group Ltd. . (3,168) (73,239) 43.4
Woolworths Group Ltd. ..... (1,007) (21,266) 12.6
(1,010,493)
Belgium
D'ieteren Group .......... (166) (27,627) 16.4
Solvay SA .............. (231) (20,846) 12.4
(48,473)
Canada
Agnico Eagle Mines Ltd. ..... (4,098) (180,272) 106.9
Air Canada ............. (10,903) (156,940) 93.1
Algonquin Power & Utilities
Corp. ............... (4,844) (53,619) 31.8
Barrick Gold Corp. ........ (3,654) (54,957) 32.6
BCE, Inc. ............... (7,354) (331,709) 196.7
BlackBerry Ltd. ........... (4,558) (21,178) 12.6
CAE, Inc. ............... (3,435) (65,556) 38.9
Cameco Corp. ........... (1,398) (33,155) 19.7
Canadian Natural Resources
Ltd. ................ (1,360) (81,569) 48.4
Canadian Pacific Railway Ltd. . (769) (57,327) 34.0
Canadian Utilities Ltd., Class A (3,792) (100,899) 59.8
CCL Industries, Inc., Class B .. (598) (28,093) 16.7
CGI, Inc. ............... (1,272) (102,462) 60.8
Emera, Inc. ............. (681) (25,239) 15.0
Fairfax Financial Holdings Ltd. (43) (21,119) 12.5
Fortis, Inc. .............. (8,318) (324,514) 192.5
GFL Environmental, Inc. ..... (2,631) (71,011) 42.1
IGM Financial, Inc. ........ (2,807) (75,143) 44.6
Imperial Oil Ltd. .......... (44) (2,394) 1.4
Ivanhoe Mines Ltd., Class A .. (3,337) (23,147) 13.7
Keyera Corp. ............ (2,210) (47,368) 28.1
Lightspeed Commerce, Inc. .. (4,020) (77,045) 45.7
Northland Power, Inc. ...... (1,087) (31,628) 18.8
Shares Value
% of Basket
Value
Canada (continued)
Pan American Silver Corp. ... (4,462) $ (71,236) 42.2%
Pembina Pipeline Corp. ..... (1,278) (42,195) 25.0
Quebecor, Inc., Class B ..... (4,750) (89,536) 53.1
Restaurant Brands International,
Inc. ................. (401) (23,827) 14.1
Rogers Communications, Inc.,
Class B .............. (3,956) (164,675) 97.7
TC Energy Corp. .......... (3,646) (160,147) 95.0
TFI International, Inc. ....... (397) (36,138) 21.4
Thomson Reuters Corp. ..... (536) (57,005) 33.8
(2,611,103)
Chile
Antofagasta plc ........... (4,813) (64,857) 38.5
Lundin Mining Corp. ....... (3,840) (20,125) 11.9
(84,982)
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) (24,625) 14.6
ESR Group Ltd. .......... (6,200) (10,573) 6.3
Prosus NV .............. (2,284) (98,764) 58.6
Wilmar International Ltd. .... (15,300) (41,915) 24.8
Xinyi Glass Holdings Ltd. .... (12,000) (15,422) 9.1
(191,299)
Denmark
Danske Bank A/S ......... (3,818) (61,588) 36.5
Demant A/S ............. (1,094) (29,874) 17.7
GN Store Nord A/S ........ (855) (18,170) 10.8
Orsted A/S .............. (523) (43,151) 25.6
(152,783)
Finland
Kone OYJ, Class B ........ (555) (22,725) 13.5
France
Accor SA ............... (5,065) (121,365) 72.0
Adevinta ASA ............ (1,183) (8,098) 4.8
Aeroports de Paris ........ (160) (21,637) 12.8
Air Liquide SA ........... (3,303) (432,078) 256.2
Airbus SE .............. (808) (87,429) 51.9
Alstom SA .............. (3,287) (67,650) 40.1
Bouygues SA ............ (7,811) (222,857) 132.2
Cie Generale des Etablissements
Michelin SCA .......... (2,392) (60,958) 36.2
Danone SA ............. (860) (42,742) 25.4
Dassault Aviation SA ....... (164) (24,357) 14.4
EssilorLuxottica SA ........ (1,032) (163,188) 96.8
Getlink SE .............. (11,265) (178,263) 105.7
L'Oreal SA .............. (320) (100,481) 59.6
LVMH Moet Hennessy Louis
Vuitton SE ............ (228) (143,867) 85.3
Sartorius Stedim Biotech .... (185) (58,708) 34.8
Sodexo SA ............. (561) (49,695) 29.5
Veolia Environnement SA .... (3,577) (79,824) 47.3
Worldline SA ............ (2,305) (100,605) 59.7
(1,963,802)
Germany
adidas AG .............. (267) (26,063) 15.5
Allianz SE (Registered) ..... (403) (72,502) 43.0
Continental AG ........... (284) (14,710) 8.7
Covestro AG ............ (1,369) (46,472) 27.6
Daimler Truck Holding AG ... (1,731) (46,170) 27.4
Fresenius Medical Care AG &
Co. KGaA ............ (2,127) (58,834) 34.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Germany (continued)
Fresenius SE & Co. KGaA ... (1,065) $ (24,509) 14.5%
Knorr-Bremse AG ......... (73) (3,287) 1.9
Sartorius AG (Preference) ... (98) (34,554) 20.5
Siemens Energy AG ....... (4,520) (52,692) 31.2
Telefonica Deutschland Holding
AG ................. (5,930) (12,921) 7.7
United Internet AG (Registered),
Class G .............. (594) (11,104) 6.6
Vonovia SE ............. (5,853) (129,413) 76.7
Zalando SE ............. (1,949) (44,921) 26.6
(578,152)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (19,709) 11.7
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (13,272) 7.9
(32,981)
Ireland
AerCap Holdings NV ....... (658) (35,144) 20.8
Kingspan Group plc ........ (629) (31,712) 18.8
(66,856)
Italy
Amplifon SpA ............ (731) (18,161) 10.8
DiaSorin SpA ............ (119) (15,558) 9.2
Infrastrutture Wireless Italiane
SpA ................ (11,524) (101,713) 60.3
Nexi SpA ............... (4,979) (43,046) 25.5
UniCredit SpA ........... (2,057) (25,509) 15.2
(203,987)
Japan
Aeon Co. Ltd. ............ (5,600) (104,443) 61.9
ANA Holdings, Inc. ........ (1,600) (31,102) 18.4
Azbil Corp. .............. (700) (19,023) 11.3
Canon, Inc. ............. (7,600) (161,101) 95.5
Chiba Bank Ltd. (The) ...... (4,800) (26,300) 15.6
Chubu Electric Power Co., Inc. (9,400) (76,515) 45.4
CyberAgent, Inc. .......... (2,600) (21,360) 12.7
Daito Trust Construction Co. Ltd. (300) (29,707) 17.6
Disco Corp. ............. (200) (47,836) 28.4
East Japan Railway Co. ..... (2,300) (122,556) 72.7
Eisai Co. Ltd. ............ (1,200) (72,364) 42.9
FUJIFILM Holdings Corp. .... (4,800) (219,600) 130.2
GMO Payment Gateway, Inc. . (500) (35,953) 21.3
Hikari Tsushin, Inc. ........ (600) (72,477) 43.0
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (44,997) 26.7
Hitachi Metals Ltd. ........ (3,400) (49,654) 29.4
Iida Group Holdings Co. Ltd. .. (1,500) (20,828) 12.4
Itochu Techno-Solutions Corp. . (1,700) (39,412) 23.4
Japan Exchange Group, Inc. .. (5,900) (77,537) 46.0
Japan Post Bank Co. Ltd. .... (6,500) (43,310) 25.7
Japan Post Holdings Co. Ltd. . (6,000) (40,348) 23.9
Japan Post Insurance Co. Ltd. (2,900) (42,929) 25.5
JFE Holdings, Inc. ......... (4,600) (42,141) 25.0
Kakaku.com, Inc. ......... (2,300) (38,900) 23.1
Kansai Electric Power Co., Inc.
(The) ............... (7,000) (53,027) 31.4
Keio Corp. .............. (1,600) (56,097) 33.3
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (47,313) 28.1
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (15,920) 9.4
Kobe Bussan Co. Ltd. ...... (3,500) (75,917) 45.0
Shares Value
% of Basket
Value
Japan (continued)
Koei Tecmo Holdings Co. Ltd. . (9,400) $ (141,836) 84.1%
Kubota Corp. ............ (5,100) (71,143) 42.2
Lasertec Corp. ........... (1,100) (154,562) 91.7
M3, Inc. ................ (1,900) (56,620) 33.6
Mitsubishi Corp. .......... (7,100) (192,331) 114.1
Mitsubishi Heavy Industries Ltd. (2,800) (96,443) 57.2
Mitsubishi UFJ Financial Group,
Inc. ................. (6,300) (29,760) 17.6
Mizuho Financial Group, Inc. .. (17,900) (193,597) 114.8
MS&AD Insurance Group
Holdings, Inc. .......... (4,400) (116,517) 69.1
Nidec Corp. ............. (1,100) (60,482) 35.9
Nintendo Co. Ltd. ......... (2,000) (81,198) 48.2
Nippon Paint Holdings Co. Ltd. (8,600) (54,808) 32.5
Nippon Sanso Holdings Corp. . (9,700) (154,438) 91.6
Nippon Yusen KK ......... (3,000) (54,343) 32.2
Nissan Motor Co. Ltd. ...... (57,500) (183,270) 108.7
Nitori Holdings Co. Ltd. ..... (700) (63,432) 37.6
Nomura Holdings, Inc. ...... (18,700) (60,512) 35.9
NTT Data Corp. .......... (5,400) (78,213) 46.4
Odakyu Electric Railway Co. Ltd. (6,600) (78,461) 46.5
Oji Holdings Corp. ......... (5,400) (18,720) 11.1
Oracle Corp. Japan ........ (1,400) (74,580) 44.2
Otsuka Corp. ............ (3,800) (119,670) 71.0
Otsuka Holdings Co. Ltd. .... (3,700) (118,602) 70.3
Pan Pacific International
Holdings Corp. ......... (4,100) (67,284) 39.9
Rakuten Group, Inc. ....... (26,000) (116,074) 68.8
Renesas Electronics Corp. ... (4,500) (37,646) 22.3
Resona Holdings, Inc. ...... (6,900) (26,006) 15.4
SBI Holdings, Inc. ......... (6,900) (124,642) 73.9
SCSK Corp. ............. (1,800) (26,556) 15.7
Sharp Corp. ............. (9,800) (58,781) 34.9
Shimano, Inc. ............ (400) (61,897) 36.7
Shimizu Corp. ........... (5,500) (27,445) 16.3
Shiseido Co. Ltd. ......... (3,200) (110,519) 65.5
SoftBank Group Corp. ...... (2,200) (94,438) 56.0
Square Enix Holdings Co. Ltd. . (1,500) (66,933) 39.7
SUMCO Corp. ........... (9,800) (124,213) 73.7
Sumitomo Electric Industries
Ltd. ................ (17,800) (186,016) 110.3
TIS, Inc. ............... (3,100) (83,581) 49.6
Tobu Railway Co. Ltd. ...... (1,700) (39,325) 23.3
Toho Co. Ltd. ............ (900) (32,003) 19.0
Tokio Marine Holdings, Inc. ... (7,800) (141,220) 83.8
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (61,242) 36.3
Tokyu Corp. ............. (7,600) (87,632) 52.0
Toyota Industries Corp. ..... (300) (15,455) 9.2
Welcia Holdings Co. Ltd. .... (2,000) (41,803) 24.8
West Japan Railway Co. .... (1,100) (43,611) 25.9
Yamato Holdings Co. Ltd. .... (7,300) (108,108) 64.1
Z Holdings Corp. .......... (14,800) (38,195) 22.7
(5,802,830)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (50,645) 30.0
Luxembourg
ArcelorMittal SA .......... (2,230) (49,849) 29.6
Eurofins Scientific SE ...... (610) (39,049) 23.1
(88,898)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Macau
Galaxy Entertainment Group
Ltd. ................ (21,000) $ (95,942) 56.9%
Sands China Ltd. ......... (33,200) (58,041) 34.4
(153,983)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (36,246) 21.5
Akzo Nobel NV ........... (912) (56,303) 33.4
Argenx SE .............. (381) (147,923) 87.7
Euronext NV ............ (243) (15,423) 9.1
JDE Peet's NV ........... (4,701) (134,567) 79.8
OCI NV ................ (1,131) (43,258) 25.7
Universal Music Group NV ... (3,293) (64,660) 38.3
(498,380)
New Zealand
Xero Ltd. ............... (1,293) (64,209) 38.1
Norway
Aker BP ASA ............ (1,200) (38,120) 22.6
Salmar ASA ............. (738) (25,019) 14.9
Telenor ASA ............. (4,546) (41,313) 24.5
(104,452)
Portugal
Jeronimo Martins SGPS SA .. (2,017) (41,738) 24.8
Singapore
Sea Ltd., ADR ........... (1,062) (52,760) 31.3
Singapore Technologies
Engineering Ltd. ........ (8,400) (19,583) 11.6
Venture Corp. Ltd. ......... (7,700) (86,651) 51.4
(158,994)
Spain
Aena SME SA ........... (294) (34,554) 20.5
Cellnex Telecom SA ....... (752) (24,613) 14.6
EDP Renovaveis SA ....... (1,049) (22,074) 13.1
Ferrovial SA ............. (1,410) (34,458) 20.4
Siemens Gamesa Renewable
Energy SA ............ (1,959) (34,730) 20.6
Telefonica SA ............ (5,481) (18,894) 11.2
(169,323)
Sweden
Atlas Copco AB, Class A .... (15,268) (162,959) 96.6
Electrolux AB, Class B ...... (7,205) (88,889) 52.7
Embracer Group AB ....... (38,743) (186,383) 110.5
Hexagon AB, Class B ...... (3,449) (34,096) 20.2
Holmen AB, Class B ....... (963) (34,948) 20.7
Investment AB Latour, Class B (17,578) (296,932) 176.1
Nibe Industrier AB, Class B ... (3,850) (30,711) 18.2
Svenska Handelsbanken AB,
Class A .............. (9,234) (85,793) 50.9
Swedish Orphan Biovitrum AB . (2,637) (48,572) 28.8
(969,283)
Switzerland
ABB Ltd. (Registered) ...... (10,732) (298,031) 176.7
Alcon, Inc. .............. (1,850) (112,638) 66.8
Bachem Holding AG, Class B . (2,660) (190,738) 113.1
Barry Callebaut AG (Registered) (121) (228,922) 135.8
Cie Financiere Richemont SA . (369) (36,064) 21.4
Credit Suisse Group AG
(Registered) ........... (8,699) (36,035) 21.4
EMS-Chemie Holding AG
(Registered) ........... (22) (13,833) 8.2
Lonza Group AG (Registered) . (54) (27,798) 16.5
Shares Value
% of Basket
Value
Switzerland (continued)
Partners Group Holding AG .. (47) $ (42,186) 25.0%
Schindler Holding AG ...... (130) (21,199) 12.6
SIG Group AG ........... (1,051) (20,204) 12.0
Sika AG (Registered) ....... (324) (73,054) 43.3
Sonova Holding AG (Registered) (105) (24,818) 14.7
Swatch Group AG (The) ..... (228) (51,234) 30.4
Swiss Prime Site AG
(Registered) ........... (1,197) (96,589) 57.3
TE Connectivity Ltd. ....... (1,587) (193,979) 115.0
(1,467,322)
United Kingdom
abrdn plc ............... (23,022) (41,950) 24.9
Admiral Group plc ......... (1,963) (45,396) 26.9
Bunzl plc ............... (1,962) (63,933) 37.9
Haleon plc .............. (20,421) (62,620) 37.1
Halma plc .............. (3,654) (88,607) 52.5
Hargreaves Lansdown plc ... (6,849) (59,858) 35.5
HSBC Holdings plc ........ (3,295) (16,910) 10.0
Liberty Global plc, Class A ... (3,925) (66,653) 39.5
Melrose Industries plc ...... (13,615) (18,263) 10.8
National Grid plc .......... (6,494) (70,753) 42.0
Ocado Group plc ......... (12,628) (68,460) 40.6
Phoenix Group Holdings plc .. (4,029) (25,076) 14.9
Rolls-Royce Holdings plc .... (17,458) (15,657) 9.3
Severn Trent plc .......... (2,042) (58,605) 34.8
St James's Place plc ....... (6,548) (79,961) 47.4
Tesco plc ............... (9,791) (24,183) 14.3
United Utilities Group plc .... (11,683) (125,898) 74.7
Vodafone Group plc ........ (41,195) (48,091) 28.5
(980,874)
United States
3M Co. ................ (397) (49,939) 29.6
AbbVie, Inc. ............. (346) (50,654) 30.0
Advance Auto Parts, Inc. .... (125) (23,740) 14.1
Air Products & Chemicals, Inc. (92) (23,037) 13.7
Albemarle Corp. .......... (287) (80,323) 47.6
Align Technology, Inc. ...... (189) (36,723) 21.8
Allstate Corp. (The) ........ (240) (30,300) 18.0
Amazon.com, Inc. ......... (682) (69,864) 41.4
Amcor plc .............. (5,433) (62,914) 37.3
American Water Works Co., Inc. (482) (70,054) 41.5
Amphenol Corp., Class A .... (2,603) (197,385) 117.1
Aon plc, Class A .......... (508) (142,997) 84.8
APA Corp. .............. (1,546) (70,281) 41.7
Apollo Global Management, Inc. (1,056) (58,460) 34.7
AppLovin Corp., Class A ..... (614) (10,413) 6.2
Aptiv plc ............... (33) (3,005) 1.8
Arrow Electronics, Inc. ...... (649) (65,718) 39.0
Arthur J Gallagher & Co. .... (489) (91,482) 54.3
AT&T, Inc. .............. (4,321) (78,772) 46.7
Avantor, Inc. ............. (1,451) (29,267) 17.4
Ball Corp. .............. (1,672) (82,580) 49.0
Bausch Health Cos., Inc. .... (16,833) (109,473) 64.9
Baxter International, Inc. .... (4,589) (249,412) 147.9
Bentley Systems, Inc., Class B (1,289) (45,476) 27.0
BioMarin Pharmaceutical, Inc. . (912) (79,007) 46.9
Bio-Rad Laboratories, Inc., Class
A .................. (397) (139,629) 82.8
Bio-Techne Corp. ......... (128) (37,921) 22.5
Boeing Co. (The) ......... (317) (45,176) 26.8
Broadcom, Inc. ........... (45) (21,155) 12.5
Broadridge Financial Solutions,
Inc. ................. (432) (64,826) 38.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Brookfield Renewable Corp. .. (1,056) $ (32,811) 19.5%
Brown & Brown, Inc. ....... (1,157) (68,020) 40.3
Burlington Stores, Inc. ...... (709) (101,359) 60.1
Cable One, Inc. .......... (15) (12,891) 7.6
Caesars Entertainment, Inc. .. (715) (31,267) 18.5
CarMax, Inc. ............ (1,650) (103,966) 61.7
Carnival Corp. ........... (11,822) (107,107) 63.5
Centene Corp. ........... (402) (34,222) 20.3
CH Robinson Worldwide, Inc. . (223) (21,792) 12.9
Charles River Laboratories
International, Inc. ....... (167) (35,446) 21.0
Charter Communications, Inc.,
Class A .............. (386) (141,901) 84.2
Chevron Corp. ........... (759) (137,303) 81.4
Church & Dwight Co., Inc. ... (261) (19,348) 11.5
Cincinnati Financial Corp. .... (208) (21,491) 12.7
Cisco Systems, Inc. ........ (1,793) (81,456) 48.3
Clarivate plc ............. (1,030) (10,640) 6.3
Cleveland-Cliffs, Inc. ....... (5,168) (67,132) 39.8
Clorox Co. (The) .......... (1,270) (185,471) 110.0
Cognex Corp. ............ (1,213) (56,077) 33.3
Computershare Ltd. ........ (10,486) (169,748) 100.7
Conagra Brands, Inc. ....... (3,407) (125,037) 74.2
Constellation Energy Corp. ... (256) (24,202) 14.4
Cooper Cos., Inc. (The) ..... (167) (45,656) 27.1
CoStar Group, Inc. ........ (1,443) (119,365) 70.8
Coupa Software, Inc. ....... (980) (52,165) 30.9
CSL Ltd. ............... (615) (110,095) 65.3
CyberArk Software Ltd. ..... (942) (147,809) 87.7
Danaher Corp. ........... (805) (202,594) 120.2
DaVita, Inc. ............. (1,610) (117,546) 69.7
DENTSPLY SIRONA, Inc. ... (647) (19,941) 11.8
Dow, Inc. ............... (509) (23,791) 14.1
DR Horton, Inc. ........... (826) (63,503) 37.7
Dynatrace, Inc. ........... (865) (30,483) 18.1
Eastman Chemical Co. ..... (545) (41,861) 24.8
Entergy Corp. ............ (392) (41,999) 24.9
Erie Indemnity Co., Class A .. (450) (115,654) 68.6
Exact Sciences Corp. ...... (905) (31,476) 18.7
Fiserv, Inc. .............. (1,233) (126,678) 75.1
FleetCor Technologies, Inc. ... (639) (118,931) 70.5
Ford Motor Co. ........... (2,987) (39,936) 23.7
Freeport-McMoRan, Inc. .... (1,809) (57,327) 34.0
General Mills, Inc. ......... (271) (22,108) 13.1
Global Payments, Inc. ...... (517) (59,072) 35.0
Globe Life, Inc. ........... (518) (59,839) 35.5
Hasbro, Inc. ............. (830) (54,157) 32.1
HEICO Corp. ............ (74) (12,035) 7.1
Henry Schein, Inc. ......... (1,032) (70,651) 41.9
Hess Corp. ............. (937) (132,192) 78.4
Hormel Foods Corp. ....... (3,790) (176,045) 104.4
Howmet Aerospace, Inc. .... (4,508) (160,259) 95.0
Huntington Ingalls Industries,
Inc. ................. (100) (25,707) 15.2
IAC, Inc. ............... (3,322) (161,715) 95.9
Ingersoll Rand, Inc. ........ (597) (30,148) 17.9
Intercontinental Exchange, Inc. (285) (27,237) 16.2
International Business Machines
Corp. ............... (1,484) (205,222) 121.7
Intuitive Surgical, Inc. ...... (36) (8,873) 5.3
IQVIA Holdings, Inc. ....... (224) (46,966) 27.9
Jack Henry & Associates, Inc. . (649) (129,190) 76.6
Keurig Dr Pepper, Inc. ...... (928) (36,044) 21.4
Lear Corp. .............. (540) (74,903) 44.4
Leidos Holdings, Inc. ....... (293) (29,766) 17.7
Shares Value
% of Basket
Value
United States (continued)
Lennar Corp., Class A ...... (2,479) $ (200,055) 118.6%
Liberty Broadband Corp., Class
C .................. (342) (28,875) 17.1
Liberty Media Corp-Liberty
Formula One, Class C .... (1,556) (89,828) 53.3
Live Nation Entertainment, Inc. (637) (50,712) 30.1
Lumen Technologies, Inc. .... (5,774) (42,497) 25.2
LyondellBasell Industries NV,
Class A .............. (286) (21,865) 13.0
Markel Corp. ............ (80) (96,488) 57.2
MarketAxess Holdings, Inc. .. (249) (60,766) 36.0
Marriott International, Inc., Class
A .................. (59) (9,446) 5.6
Marsh & McLennan Cos., Inc. . (258) (41,664) 24.7
Martin Marietta Materials, Inc. . (174) (58,461) 34.7
Marvell Technology, Inc. ..... (1,030) (40,870) 24.2
McCormick & Co., Inc. (Non-
Voting) .............. (1,708) (134,317) 79.7
McDonald's Corp. ......... (186) (50,715) 30.1
McKesson Corp. .......... (93) (36,211) 21.5
MGM Resorts International ... (2,582) (91,842) 54.5
Micron Technology, Inc. ..... (416) (22,506) 13.3
Moderna, Inc. ............ (155) (23,301) 13.8
Mohawk Industries, Inc. ..... (394) (37,331) 22.1
Molson Coors Beverage Co.,
Class B .............. (854) (43,067) 25.5
Monster Beverage Corp. .... (236) (22,118) 13.1
Mosaic Co. (The) ......... (772) (41,495) 24.6
Motorola Solutions, Inc. ..... (380) (94,890) 56.3
Netflix, Inc. .............. (254) (74,138) 44.0
Newell Brands, Inc. ........ (5,549) (76,632) 45.4
Newmont Corp. .......... (147) (6,221) 3.7
Occidental Petroleum Corp. .. (343) (24,902) 14.8
Okta, Inc. ............... (356) (19,979) 11.9
Palantir Technologies, Inc., Class
A .................. (5,496) (48,310) 28.7
Paramount Global, Class B ... (1,103) (20,207) 12.0
Pentair plc .............. (1,240) (53,258) 31.6
PerkinElmer, Inc. ......... (1,083) (144,667) 85.8
Plug Power, Inc. .......... (1,337) (21,365) 12.7
PNC Financial Services Group,
Inc. (The) ............ (153) (24,760) 14.7
PPG Industries, Inc. ....... (770) (87,919) 52.1
Progressive Corp. (The) ..... (177) (22,727) 13.5
Qorvo, Inc. .............. (308) (26,513) 15.7
Regeneron Pharmaceuticals,
Inc. ................. (28) (20,965) 12.4
ROBLOX Corp., Class A ..... (499) (22,325) 13.2
Rockwell Automation, Inc. .... (177) (45,188) 26.8
Ross Stores, Inc. ......... (709) (67,844) 40.2
Royal Caribbean Cruises Ltd. . (498) (26,583) 15.8
Royalty Pharma plc, Class A .. (3,539) (149,770) 88.8
RPM International, Inc. ..... (2,401) (227,063) 134.7
S&P Global, Inc. .......... (390) (125,287) 74.3
Seagen, Inc. ............ (350) (44,506) 26.4
SEI Investments Co. ....... (3,902) (211,879) 125.7
Sensata Technologies Holding
plc ................. (1,620) (65,140) 38.6
Sherwin-Williams Co. (The) .. (412) (92,712) 55.0
Snap, Inc., Class A ........ (4,279) (42,405) 25.1
Snap-on, Inc. ............ (107) (23,759) 14.1
Snowflake, Inc., Class A ..... (486) (77,906) 46.2
SolarEdge Technologies, Inc. . (481) (110,644) 65.6
Southwest Airlines Co. ...... (1,197) (43,511) 25.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
SS&C Technologies Holdings,
Inc. ................. (4,513) $ (232,058) 137.6%
Stanley Black & Decker, Inc. .. (1,667) (130,843) 77.6
STERIS plc ............. (231) (39,866) 23.6
Swiss Re AG ............ (297) (22,063) 13.1
Sysco Corp. ............. (550) (47,608) 28.2
T Rowe Price Group, Inc. .... (681) (72,295) 42.9
Take-Two Interactive Software,
Inc. ................. (1,214) (143,835) 85.3
Target Corp. ............. (153) (25,130) 14.9
Teladoc Health, Inc. ........ (1,360) (40,310) 23.9
Teledyne Technologies, Inc. .. (410) (163,172) 96.8
Teleflex, Inc. ............. (224) (48,061) 28.5
Tenaris SA .............. (2,973) (46,531) 27.6
Teradyne, Inc. ........... (512) (41,651) 24.7
Thermo Fisher Scientific, Inc. . (147) (75,554) 44.8
TJX Cos., Inc. (The) ....... (1,012) (72,965) 43.3
T-Mobile US, Inc. ......... (2,872) (435,280) 258.1
Tradeweb Markets, Inc., Class A (921) (50,729) 30.1
TransUnion ............. (1,611) (95,484) 56.6
Twilio, Inc., Class A ........ (1,142) (84,931) 50.4
Tyler Technologies, Inc. ..... (421) (136,122) 80.7
Union Pacific Corp. ........ (135) (26,614) 15.8
Unity Software, Inc. ........ (599) (17,671) 10.5
Universal Health Services, Inc.,
Class B .............. (185) (21,436) 12.7
Verisk Analytics, Inc. ....... (626) (114,452) 67.9
Verizon Communications, Inc. . (2,139) (79,934) 47.4
VF Corp. ............... (3,925) (110,881) 65.8
Viatris, Inc. .............. (4,726) (47,874) 28.4
Vistra Corp. ............. (1,597) (36,683) 21.8
Walmart, Inc. ............ (1,681) (239,257) 141.9
Walt Disney Co. (The) ...... (732) (77,987) 46.3
Warner Bros Discovery, Inc. .. (2,201) (28,613) 17.0
Waste Connections, Inc. ..... (321) (42,343) 25.1
Wells Fargo & Co. ......... (1,332) (61,259) 36.3
Western Digital Corp. ....... (3,691) (126,860) 75.2
Williams Cos., Inc. (The) .... (7,297) (238,831) 141.6
Wynn Resorts Ltd. ........ (274) (17,509) 10.4
Xylem, Inc. .............. (48) (4,917) 2.9
Zoetis, Inc. .............. (870) (131,179) 77.8
(13,554,802)
Zambia
First Quantum Minerals Ltd. .. (1,288) (22,719) 13.5
Total Reference Entity — Short ............ (31,096,088)
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ (168,620)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
Brazil
Wheaton Precious Metals Corp. 1,991 65,136 44.3
Canada
Alimentation Couche-Tard, Inc. 1,176 52,656 35.8
AltaGas Ltd. ............. 6,034 108,823 74.0
ARC Resources Ltd. ....... 3,513 49,458 33.6
Bank of Nova Scotia (The) ... 88 4,254 2.9
Shares Value
% of Basket
Value
Canada (continued)
Canadian Apartment Properties
REIT ................ 3,260 $ 100,957 68.6%
Canadian National Railway Co. 23 2,725 1.9
Canadian Tire Corp. Ltd., Class
A .................. 295 33,063 22.5
Constellation Software, Inc. .. 236 341,244 232.0
Dollarama, Inc. ........... 1,960 116,462 79.2
Empire Co. Ltd., Class A .... 8,168 209,843 142.7
Franco-Nevada Corp. ...... 339 41,886 28.5
George Weston Ltd. ....... 1,684 185,353 126.0
Gildan Activewear, Inc. ...... 4,004 126,349 85.9
Hydro One Ltd. ........... 11,673 292,693 199.0
iA Financial Corp., Inc. ...... 1,552 86,375 58.7
Kinross Gold Corp. ........ 19,810 71,833 48.8
Magna International, Inc. .... 1,939 108,055 73.5
Manulife Financial Corp. ..... 8,399 139,208 94.6
National Bank of Canada .... 2,245 152,858 103.9
Onex Corp. ............. 1,405 70,717 48.1
Open Text Corp. .......... 8,519 246,750 167.7
Parkland Corp. ........... 3,939 79,627 54.1
Sun Life Financial, Inc. ...... 1,990 84,517 57.5
Suncor Energy, Inc. ........ 752 25,866 17.6
Teck Resources Ltd., Class B . 283 8,615 5.9
TMX Group Ltd. .......... 993 95,470 64.9
Toromont Industries Ltd. ..... 1,869 143,637 97.7
2,979,294
South Korea
HDC Holdings Co. Ltd. ...... 1 4 0.0
United States
Fortive Corp. ............ 1 64 0.0
Total Reference Entity — Long ............ 3,044,498
Reference Entity — Short
Common Stocks
Canada
Air Canada ............. (3,965) (57,073) (38.8)
Algonquin Power & Utilities
Corp. ............... (5,576) (61,721) (42.0)
Brookfield Asset Management,
Inc., Class A ........... (4,095) (162,165) (110.2)
CAE, Inc. ............... (2,672) (50,994) (34.7)
Cameco Corp. ........... (2,341) (55,520) (37.7)
CCL Industries, Inc., Class B .. (3,109) (146,054) (99.3)
Cenovus Energy, Inc. ....... (3,360) (67,923) (46.2)
Emera, Inc. ............. (9,974) (369,646) (251.3)
Fairfax Financial Holdings Ltd. (322) (158,144) (107.5)
Fortis, Inc. .............. (1,803) (70,341) (47.8)
GFL Environmental, Inc. ..... (25,325) (683,525) (464.7)
Ivanhoe Mines Ltd., Class A .. (9,312) (64,593) (43.9)
Keyera Corp. ............ (972) (20,833) (14.2)
Lightspeed Commerce, Inc. .. (774) (14,834) (10.1)
Pan American Silver Corp. ... (18,848) (300,909) (204.6)
Restaurant Brands International,
Inc. ................. (692) (41,118) (28.0)
Saputo, Inc. ............. (4,301) (104,688) (71.2)
TC Energy Corp. .......... (7,886) (346,386) (235.5)
(2,776,467)
United States
Brookfield Renewable Corp. .. (1,059) (32,905) (22.4)
Lennar Corp., Class B ...... (1) (65) (0.0)
(32,970)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Zambia
First Quantum Minerals Ltd. .. (4,987) $ (87,964) (59.8) %
Total Reference Entity — Short ............ (2,897,401)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 147,097
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 4,863 115,428 (1,591.5)
Aurizon Holdings Ltd. ...... 8,019 18,583 (256.2)
Australia & New Zealand Banking
Group Ltd. ............ 1,442 23,625 (325.7)
BHP Group Ltd. .......... 839 20,153 (277.8)
BlueScope Steel Ltd. ....... 4,104 41,327 (569.8)
Cochlear Ltd. ............ 1,545 197,364 (2,721.2)
South32 Ltd. ............ 11,848 27,183 (374.8)
443,663
Austria
voestalpine AG ........... 911 19,778 (272.7)
Belgium
Ageas SA/NV ............ 383 13,259 (182.8)
Groupe Bruxelles Lambert NV . 837 61,709 (850.9)
Warehouses De Pauw CVA .. 958 24,588 (339.0)
99,556
Canada
Alimentation Couche-Tard, Inc. 1,201 53,775 (741.4)
Bank of Montreal ......... 205 18,883 (260.4)
Bank of Nova Scotia (The) ... 2,777 134,228 (1,850.7)
Canadian Imperial Bank of
Commerce ........... 1,902 86,378 (1,190.9)
Canadian National Railway Co. 167 19,785 (272.8)
Constellation Software, Inc. .. 198 286,298 (3,947.3)
Dollarama, Inc. ........... 1,597 94,893 (1,308.3)
Franco-Nevada Corp. ...... 343 42,380 (584.3)
Gildan Activewear, Inc. ...... 1,841 58,094 (801.0)
Hydro One Ltd. ........... 16,183 405,778 (5,594.7)
iA Financial Corp., Inc. ...... 938 52,203 (719.8)
Intact Financial Corp. ....... 64 9,725 (134.1)
Magna International, Inc. .... 429 23,907 (329.6)
National Bank of Canada .... 272 18,520 (255.3)
Open Text Corp. .......... 2,097 60,739 (837.4)
Sun Life Financial, Inc. ...... 1,121 47,610 (656.4)
Teck Resources Ltd., Class B . 1,883 57,319 (790.3)
West Fraser Timber Co. Ltd. .. 184 13,815 (190.5)
1,484,330
Denmark
Carlsberg A/S, Class B ..... 172 20,252 (279.2)
DSV A/S ............... 268 36,214 (499.3)
Genmab A/S ............ 315 121,341 (1,673.0)
177,807
Finland
Elisa OYJ .............. 1,840 88,920 (1,226.0)
Kesko OYJ, Class B ....... 3,453 67,198 (926.5)
Neste OYJ .............. 136 5,961 (82.2)
Nordea Bank Abp ......... 1,524 14,558 (200.7)
Shares Value
% of Basket
Value
Finland (continued)
Stora Enso OYJ, Class R .... 4,786 $ 62,404 (860.4) %
239,041
France
Arkema SA ............. 504 39,886 (549.9)
BNP Paribas SA .......... 514 24,103 (332.3)
Capgemini SE ........... 198 32,450 (447.4)
Cie de Saint-Gobain ....... 3,863 157,923 (2,177.4)
Credit Agricole SA ......... 5,062 45,931 (633.3)
Dassault Systemes SE ..... 1,813 60,770 (837.9)
Edenred ............... 431 22,096 (304.7)
Eiffage SA .............. 461 41,684 (574.7)
Engie SA ............... 6,763 87,874 (1,211.6)
Eurazeo SE ............. 1,020 58,207 (802.5)
Hermes International ....... 92 119,084 (1,641.9)
La Francaise des Jeux SAEM . 901 29,362 (404.8)
Legrand SA ............. 904 68,889 (949.8)
Pernod Ricard SA ......... 124 21,763 (300.1)
SEB SA ................ 126 8,203 (113.1)
Vivendi SE .............. 4,204 34,410 (474.4)
852,635
Germany
Beiersdorf AG ............ 230 22,079 (304.4)
Carl Zeiss Meditec AG ...... 373 45,149 (622.5)
Deutsche Post AG (Registered) 4,129 145,959 (2,012.4)
Evonik Industries AG ....... 1,543 28,425 (391.9)
Mercedes-Benz Group AG ... 34 1,968 (27.1)
Rational AG ............. 44 24,803 (342.0)
Siemens AG (Registered) .... 251 27,411 (377.9)
295,794
Israel
Bank Hapoalim BM ........ 1,142 11,008 (151.8)
Check Point Software
Technologies Ltd. ....... 181 23,391 (322.5)
Israel Discount Bank Ltd., Class
A .................. 10,213 58,072 (800.7)
92,471
Italy
Assicurazioni Generali SpA ... 812 12,186 (168.0)
Enel SpA ............... 22,190 99,130 (1,366.8)
Eni SpA ................ 3,159 41,489 (572.1)
Moncler SpA ............ 1,418 61,179 (843.5)
213,984
Japan
Advantest Corp. .......... 500 26,321 (362.9)
AGC, Inc. .............. 1,000 31,335 (432.0)
Ajinomoto Co., Inc. ........ 2,000 55,006 (758.4)
Asahi Kasei Corp. ......... 19,900 127,597 (1,759.3)
Bridgestone Corp. ......... 800 28,933 (398.9)
Chugai Pharmaceutical Co. Ltd. 3,800 88,053 (1,214.0)
Dai Nippon Printing Co. Ltd. .. 2,500 50,077 (690.4)
Denso Corp. ............ 900 44,654 (615.7)
ENEOS Holdings, Inc. ...... 3,400 11,215 (154.6)
Hankyu Hanshin Holdings, Inc. 5,800 172,264 (2,375.1)
Honda Motor Co. Ltd. ...... 12,100 275,910 (3,804.1)
Hoya Corp. ............. 300 27,888 (384.5)
Ibiden Co. Ltd. ........... 800 26,966 (371.8)
Isuzu Motors Ltd. ......... 3,700 43,511 (599.9)
Kajima Corp. ............ 8,600 80,953 (1,116.1)
KDDI Corp. ............. 1,700 50,247 (692.8)
Kikkoman Corp. .......... 400 21,676 (298.9)
Komatsu Ltd. ............ 1,000 19,590 (270.1)
Kyocera Corp. ........... 1,700 82,325 (1,135.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Marubeni Corp. ........... 2,600 $ 22,760 (313.8) %
Mitsui Chemicals, Inc. ...... 1,400 25,913 (357.3)
NEC Corp. .............. 500 16,550 (228.2)
NGK Insulators Ltd. ........ 7,700 89,829 (1,238.5)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 50,248 (692.8)
Nippon Telegraph & Telephone
Corp. ............... 1,200 33,097 (456.3)
Nisshin Seifun Group, Inc. ... 1,400 15,128 (208.6)
Nitto Denko Corp. ......... 7,700 405,680 (5,593.3)
ORIX Corp. ............. 1,400 20,563 (283.5)
Osaka Gas Co. Ltd. ........ 12,900 191,019 (2,633.7)
Panasonic Holdings Corp. ... 7,700 54,844 (756.2)
Recruit Holdings Co. Ltd. .... 300 9,231 (127.3)
Secom Co. Ltd. ........... 400 22,788 (314.2)
Seiko Epson Corp. ........ 1,800 24,437 (336.9)
Sekisui Chemical Co. Ltd. .... 3,400 42,459 (585.4)
Sekisui House Ltd. ........ 2,800 46,488 (641.0)
Shin-Etsu Chemical Co. Ltd. .. 500 51,965 (716.5)
Subaru Corp. ............ 1,400 21,883 (301.7)
Sumitomo Chemical Co. Ltd. .. 18,500 62,294 (858.9)
Sysmex Corp. ........... 900 48,442 (667.9)
Taisei Corp. ............. 2,000 54,481 (751.2)
TDK Corp. .............. 4,400 137,449 (1,895.1)
Terumo Corp. ............ 3,100 94,082 (1,297.2)
Tokyo Gas Co. Ltd. ........ 3,700 66,125 (911.7)
TOPPAN, Inc. ............ 1,600 23,863 (329.0)
Trend Micro, Inc. .......... 100 5,042 (69.5)
USS Co. Ltd. ............ 2,500 37,722 (520.1)
Yamaha Motor Co. Ltd. ..... 6,100 125,920 (1,736.1)
3,064,823
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,921 33,197 (457.7)
Spark New Zealand Ltd. ..... 8,384 24,957 (344.1)
58,154
Norway
DNB Bank ASA ........... 3,290 58,190 (802.3)
Portugal
Galp Energia SGPS SA ..... 4,425 44,927 (619.4)
Singapore
Singapore Airlines Ltd. ...... 6,500 24,110 (332.4)
STMicroelectronics NV ..... 5,374 167,099 (2,303.9)
191,209
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 29,478 152,071 (2,096.7)
Banco Santander SA ....... 6,518 16,904 (233.1)
Iberdrola SA ............. 836 8,502 (117.2)
177,477
Sweden
Alfa Laval AB ............ 979 24,098 (332.3)
Assa Abloy AB, Class B ..... 2,465 49,774 (686.3)
Husqvarna AB, Class B ..... 14,870 88,285 (1,217.2)
Investor AB, Class B ....... 5,640 92,048 (1,269.1)
254,205
Switzerland
Baloise Holding AG (Registered) 653 89,214 (1,230.0)
Geberit AG (Registered) ..... 4 1,778 (24.5)
Givaudan SA (Registered) ... 7 20,909 (288.3)
Shares Value
% of Basket
Value
Switzerland (continued)
Julius Baer Group Ltd. ...... 903 $ 43,325 (597.3) %
Novartis AG (Registered) .... 3,685 298,083 (4,109.8)
SGS SA (Registered) ....... 8 17,636 (243.2)
470,945
United Kingdom
Ashtead Group plc ........ 424 22,088 (304.5)
Associated British Foods plc .. 6,018 93,275 (1,286.0)
Barclays plc ............. 28,642 48,670 (671.0)
BP plc ................. 20,603 113,988 (1,571.6)
British American Tobacco plc . 624 24,644 (339.8)
Coca-Cola Europacific Partners
plc ................. 435 20,467 (282.2)
Compass Group plc ........ 3,478 73,253 (1,010.0)
DCC plc ............... 1,059 58,775 (810.4)
Entain plc .............. 3,353 48,506 (668.8)
Experian plc ............. 927 29,558 (407.5)
Imperial Brands plc ........ 1,162 28,305 (390.3)
Legal & General Group plc ... 28,311 75,739 (1,044.3)
M&G plc ............... 1,598 3,211 (44.3)
Rentokil Initial plc ......... 4,124 25,734 (354.8)
Sage Group plc (The) ...... 8,224 68,545 (945.1)
Smiths Group plc ......... 4,678 83,795 (1,155.3)
Taylor Wimpey plc ......... 17,668 18,995 (261.9)
837,548
United States
ABIOMED, Inc. ........... 347 87,472 (1,206.0)
Advanced Micro Devices, Inc. . 655 39,339 (542.4)
Airbnb, Inc., Class A ....... 403 43,085 (594.0)
Akamai Technologies, Inc. ... 461 40,720 (561.4)
Ally Financial, Inc. ......... 294 8,103 (111.7)
Altria Group, Inc. .......... 2,656 122,893 (1,694.4)
American Express Co. ...... 608 90,258 (1,244.4)
American Financial Group, Inc. 320 46,435 (640.2)
American International Group,
Inc. ................. 1,750 99,750 (1,375.3)
Ameriprise Financial, Inc. .... 302 93,354 (1,287.1)
Amgen, Inc. ............. 153 41,364 (570.3)
ANSYS, Inc. ............. 358 79,175 (1,091.6)
AO Smith Corp. .......... 279 15,284 (210.7)
Applied Materials, Inc. ...... 162 14,303 (197.2)
AutoZone, Inc. ........... 11 27,862 (384.1)
Avery Dennison Corp. ...... 259 43,913 (605.5)
Bath & Body Works, Inc. .... 1,123 37,486 (516.8)
Bristol-Myers Squibb Co. .... 1,454 112,641 (1,553.0)
Capital One Financial Corp. .. 565 59,901 (825.9)
Carlyle Group, Inc. (The) .... 404 11,425 (157.5)
Carrier Global Corp. ....... 2,133 84,808 (1,169.3)
Caterpillar, Inc. ........... 107 23,161 (319.3)
CDW Corp. ............. 305 52,707 (726.7)
Celanese Corp. .......... 227 21,819 (300.8)
Cigna Corp. ............. 211 68,166 (939.8)
Citigroup, Inc. ............ 1,245 57,096 (787.2)
Cognizant Technology Solutions
Corp., Class A ......... 310 19,297 (266.1)
Consolidated Edison, Inc. .... 547 48,114 (663.4)
Copart, Inc. ............. 1,867 214,742 (2,960.8)
Costco Wholesale Corp. ..... 41 20,561 (283.5)
Crowdstrike Holdings, Inc., Class
A .................. 248 39,978 (551.2)
Cummins, Inc. ........... 305 74,576 (1,028.2)
Darden Restaurants, Inc. .... 157 22,473 (309.8)
Delta Air Lines, Inc. ........ 1,886 63,992 (882.3)
Discover Financial Services .. 1,059 110,623 (1,525.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Domino's Pizza, Inc. ....... 123 $ 40,866 (563.4) %
Dropbox, Inc., Class A ...... 2,719 59,138 (815.4)
Eaton Corp. plc ........... 324 48,623 (670.4)
eBay, Inc. .............. 1,081 43,067 (593.8)
Ecolab, Inc. ............. 294 46,179 (636.7)
Edison International ........ 357 21,434 (295.5)
Edwards Lifesciences Corp. .. 558 40,416 (557.2)
Emerson Electric Co. ....... 1,527 132,238 (1,823.2)
Entegris, Inc. ............ 404 32,053 (441.9)
Equitable Holdings, Inc. ..... 1,439 44,062 (607.5)
Evergy, Inc. ............. 376 22,985 (316.9)
Eversource Energy ........ 454 34,631 (477.5)
Expedia Group, Inc. ........ 666 62,251 (858.3)
Expeditors International of
Washington, Inc. ........ 486 47,555 (655.7)
Ferguson plc ............ 401 43,733 (603.0)
First Republic Bank ........ 295 35,430 (488.5)
FirstEnergy Corp. ......... 1,784 67,275 (927.6)
FMC Corp. .............. 59 7,015 (96.7)
Fortune Brands Home & Security,
Inc. ................. 855 51,574 (711.1)
Gilead Sciences, Inc. ....... 45 3,531 (48.7)
GoDaddy, Inc., Class A ..... 280 22,512 (310.4)
GSK plc ............... 806 13,203 (182.0)
Halliburton Co. ........... 1,155 42,065 (580.0)
Hartford Financial Services
Group, Inc. (The) ....... 326 23,606 (325.5)
Hewlett Packard Enterprise Co. 7,721 110,179 (1,519.1)
Home Depot, Inc. (The) ..... 77 22,802 (314.4)
IDEX Corp. ............. 124 27,566 (380.1)
Illumina, Inc. ............ 87 19,907 (274.5)
Incyte Corp. ............. 1,752 130,244 (1,795.7)
International Flavors &
Fragrances, Inc. ........ 366 35,725 (492.6)
Intuit, Inc. .............. 343 146,632 (2,021.7)
Invesco Ltd. ............. 1,805 27,653 (381.3)
James Hardie Industries plc,
CDI ................ 1,342 29,300 (404.0)
JB Hunt Transport Services, Inc. 512 87,588 (1,207.6)
Johnson & Johnson ........ 290 50,451 (695.6)
JPMorgan Chase & Co. ..... 382 48,086 (663.0)
Kellogg Co. ............. 315 24,198 (333.6)
KeyCorp ............... 2,195 39,225 (540.8)
Knight-Swift Transportation
Holdings, Inc. .......... 973 46,733 (644.3)
Laboratory Corp. of America
Holdings ............. 188 41,710 (575.1)
Lincoln National Corp. ...... 464 24,996 (344.6)
Loews Corp. ............ 1,022 58,274 (803.5)
Lululemon Athletica, Inc. .... 87 28,626 (394.7)
Masimo Corp. ............ 130 17,108 (235.9)
MetLife, Inc. ............. 2,171 158,939 (2,191.4)
Mettler-Toledo International, Inc. 100 126,493 (1,744.0)
MSCI, Inc. .............. 95 44,542 (614.1)
Nestle SA (Registered) ..... 483 52,579 (724.9)
NetApp, Inc. ............. 335 23,205 (319.9)
NIKE, Inc., Class B ........ 88 8,156 (112.4)
Nordson Corp. ........... 874 196,650 (2,711.3)
Northern Trust Corp. ....... 507 42,765 (589.6)
Nucor Corp. ............. 188 24,699 (340.5)
Owens Corning ........... 1,105 94,599 (1,304.3)
Palo Alto Networks, Inc. ..... 179 30,715 (423.5)
Parker-Hannifin Corp. ...... 501 145,601 (2,007.5)
Paycom Software, Inc. ...... 129 44,634 (615.4)
Philip Morris International, Inc. 2,072 190,313 (2,624.0)
Shares Value
% of Basket
Value
United States (continued)
Procter & Gamble Co. (The) .. 260 $ 35,014 (482.8) %
Regions Financial Corp. ..... 2,461 54,019 (744.8)
Roche Holding AG ........ 174 57,733 (796.0)
Schneider Electric SE ...... 158 19,980 (275.5)
Sempra Energy .......... 254 38,339 (528.6)
Splunk, Inc. ............. 293 24,351 (335.7)
Stellantis NV ............ 10,908 147,166 (2,029.1)
Synchrony Financial ....... 1,460 51,918 (715.8)
Synopsys, Inc. ........... 289 84,547 (1,165.7)
Texas Instruments, Inc. ..... 384 61,682 (850.4)
Trane Technologies plc ..... 85 13,569 (187.1)
Ulta Beauty, Inc. .......... 87 36,485 (503.0)
United Rentals, Inc. ........ 368 116,181 (1,601.9)
VeriSign, Inc. ............ 55 11,025 (152.0)
Vertex Pharmaceuticals, Inc. .. 9 2,808 (38.7)
Wabtec Corp. ............ 261 24,346 (335.7)
Westlake Corp. ........... 309 29,865 (411.8)
WestRock Co. ........... 1,751 59,639 (822.3)
WW Grainger, Inc. ......... 571 333,664 (4,600.4)
Yum! Brands, Inc. ......... 2,399 283,682 (3,911.3)
Zimmer Biomet Holdings, Inc. . 218 24,710 (340.7)
Zscaler, Inc. ............. 153 23,577 (325.1)
6,757,511
Total Reference Entity — Long ............ 15,834,048
Reference Entity — Short
Common Stocks
Australia
Westpac Banking Corp. ..... (1) (15) 0.2
Austria
Erste Group Bank AG ...... (1,594) (39,284) 541.6
Verbund AG ............. (675) (52,876) 729.1
(92,160)
Belgium
Elia Group SA/NV ......... (208) (26,298) 362.6
Solvay SA .............. (233) (21,026) 289.9
(47,324)
Brazil
Yara International ASA ...... (1,291) (57,619) 794.4
Canada
Agnico Eagle Mines Ltd. ..... (334) (14,693) 202.6
BCE, Inc. ............... (1,581) (71,312) 983.2
CAE, Inc. ............... (898) (17,138) 236.3
Canadian Pacific Railway Ltd. . (319) (23,781) 327.9
Canadian Utilities Ltd., Class A (4,745) (126,257) 1,740.8
Cenovus Energy, Inc. ....... (2,354) (47,586) 656.1
CGI, Inc. ............... (1,352) (108,906) 1,501.6
Emera, Inc. ............. (1,592) (59,001) 813.5
Fortis, Inc. .............. (4,447) (173,493) 2,392.0
GFL Environmental, Inc. ..... (2,352) (63,481) 875.2
IGM Financial, Inc. ........ (2,837) (75,946) 1,047.1
Ivanhoe Mines Ltd., Class A .. (25,919) (179,788) 2,478.8
Northland Power, Inc. ...... (2,201) (64,042) 883.0
Nutrien Ltd. ............. (594) (50,189) 692.0
Pan American Silver Corp. ... (3,048) (48,662) 670.9
Pembina Pipeline Corp. ..... (3,121) (103,045) 1,420.7
Power Corp. of Canada ..... (2,221) (55,152) 760.4
Quebecor, Inc., Class B ..... (2,064) (38,906) 536.4
Rogers Communications, Inc.,
Class B .............. (1,729) (71,972) 992.3
TC Energy Corp. .......... (1,054) (46,296) 638.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Canada (continued)
Thomson Reuters Corp. ..... (1,142) $ (121,455) 1,674.6%
(1,561,101)
Denmark
Danske Bank A/S ......... (1,734) (27,971) 385.6
Demant A/S ............. (926) (25,286) 348.6
GN Store Nord A/S ........ (2,474) (52,576) 724.9
ROCKWOOL A/S, Class B ... (58) (11,551) 159.3
(117,384)
Finland
Kone OYJ, Class B ........ (966) (39,554) 545.4
France
Aeroports de Paris ........ (1,231) (166,469) 2,295.2
Alstom SA .............. (2,095) (43,118) 594.5
AXA SA ................ (3,863) (95,396) 1,315.3
Bollore SE .............. (12,304) (61,539) 848.5
Bouygues SA ............ (8,910) (254,213) 3,505.0
Danone SA ............. (395) (19,631) 270.7
Dassault Aviation SA ....... (183) (27,179) 374.7
Electricite de France SA ..... (2,707) (31,970) 440.8
EssilorLuxottica SA ........ (293) (46,332) 638.8
LVMH Moet Hennessy Louis
Vuitton SE ............ (50) (31,550) 435.0
Thales SA .............. (174) (22,129) 305.1
Ubisoft Entertainment SA .... (405) (11,112) 153.2
Vinci SA ............... (1,008) (92,773) 1,279.1
Worldline SA ............ (1,360) (59,359) 818.4
(962,770)
Germany
adidas AG .............. (303) (29,577) 407.8
Aroundtown SA ........... (15,647) (31,016) 427.6
Daimler Truck Holding AG ... (297) (7,922) 109.2
Fresenius Medical Care AG &
Co. KGaA ............ (2,558) (70,756) 975.6
Fresenius SE & Co. KGaA ... (702) (16,155) 222.7
Hannover Rueck SE ....... (239) (38,891) 536.2
KION Group AG .......... (516) (11,440) 157.7
Porsche Automobil Holding SE
(Preference) .......... (362) (20,226) 278.9
RWE AG ............... (2,279) (87,731) 1,209.6
Telefonica Deutschland Holding
AG ................. (26,189) (57,063) 786.8
United Internet AG (Registered),
Class G .............. (1,214) (22,693) 312.9
Vonovia SE ............. (1,554) (34,360) 473.7
Zalando SE ............. (957) (22,057) 304.1
(449,887)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (19,709) 271.7
Ireland
AerCap Holdings NV ....... (885) (47,268) 651.7
CRH plc ............... (680) (24,492) 337.7
Kingspan Group plc ........ (222) (11,193) 154.3
(82,953)
Italy
Davide Campari-Milano NV .. (4,090) (36,730) 506.4
DiaSorin SpA ............ (184) (24,055) 331.7
Infrastrutture Wireless Italiane
SpA ................ (12,120) (106,973) 1,474.9
Nexi SpA ............... (7,455) (64,452) 888.6
Terna - Rete Elettrica Nazionale (7,918) (52,510) 724.0
Shares Value
% of Basket
Value
Italy (continued)
UniCredit SpA ........... (1,762) $ (21,851) 301.3%
(306,571)
Japan
Aisin Corp. .............. (900) (23,103) 318.5
Asahi Group Holdings Ltd. ... (1,200) (33,577) 462.9
Asahi Intecc Co. Ltd. ....... (2,400) (40,884) 563.7
Canon, Inc. ............. (1,400) (29,676) 409.2
Chubu Electric Power Co., Inc. (9,600) (78,143) 1,077.4
Daikin Industries Ltd. ....... (1,300) (194,723) 2,684.8
FUJIFILM Holdings Corp. .... (1,400) (64,050) 883.1
Fujitsu Ltd. .............. (300) (34,518) 475.9
GMO Payment Gateway, Inc. . (700) (50,334) 694.0
Hitachi Construction Machinery
Co. Ltd. .............. (300) (5,869) 80.9
Iida Group Holdings Co. Ltd. .. (3,300) (45,822) 631.8
ITOCHU Corp. ........... (800) (20,676) 285.1
Itochu Techno-Solutions Corp. . (1,100) (25,502) 351.6
Japan Exchange Group, Inc. .. (3,000) (39,425) 543.6
Kansai Electric Power Co., Inc.
(The) ............... (4,600) (34,846) 480.4
Keisei Electric Railway Co. Ltd. (700) (18,579) 256.2
Keyence Corp. ........... (100) (37,707) 519.9
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (162,216) 2,236.6
Koei Tecmo Holdings Co. Ltd. . (5,000) (75,445) 1,040.2
Konami Group Corp. ....... (1,000) (43,831) 604.3
Kyowa Kirin Co. Ltd. ....... (700) (16,486) 227.3
Mitsubishi UFJ Financial Group,
Inc. ................. (8,600) (40,625) 560.1
MS&AD Insurance Group
Holdings, Inc. .......... (900) (23,833) 328.6
Nidec Corp. ............. (1,700) (93,473) 1,288.8
Nihon M&A Center Holdings,
Inc. ................. (2,200) (24,824) 342.3
Nintendo Co. Ltd. ......... (1,000) (40,599) 559.8
Nippon Paint Holdings Co. Ltd. (3,000) (19,119) 263.6
Nippon Sanso Holdings Corp. . (2,000) (31,843) 439.0
Nissan Motor Co. Ltd. ...... (34,600) (110,281) 1,520.5
Nitori Holdings Co. Ltd. ..... (900) (81,555) 1,124.4
NTT Data Corp. .......... (4,900) (70,971) 978.5
Odakyu Electric Railway Co. Ltd. (3,600) (42,797) 590.1
Omron Corp. ............ (800) (37,311) 514.4
Oriental Land Co. Ltd. ...... (200) (26,786) 369.3
Otsuka Corp. ............ (1,600) (50,387) 694.7
Otsuka Holdings Co. Ltd. .... (2,000) (64,109) 883.9
Rakuten Group, Inc. ....... (4,600) (20,536) 283.1
Renesas Electronics Corp. ... (4,700) (39,319) 542.1
Resona Holdings, Inc. ...... (7,000) (26,383) 363.8
Sharp Corp. ............. (9,500) (56,982) 785.6
Shiseido Co. Ltd. ......... (2,200) (75,982) 1,047.6
Shizuoka Financial Group, Inc. (3,700) (23,365) 322.1
Square Enix Holdings Co. Ltd. . (600) (26,773) 369.1
Sumitomo Corp. .......... (6,900) (87,725) 1,209.5
Sumitomo Metal Mining Co. Ltd. (1,800) (50,455) 695.7
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (34,401) 474.3
T&D Holdings, Inc. ........ (2,200) (21,758) 300.0
Tobu Railway Co. Ltd. ...... (1,800) (41,638) 574.1
Toho Co. Ltd. ............ (1,200) (42,670) 588.3
Tokyu Corp. ............. (5,200) (59,959) 826.7
Toshiba Corp. ............ (800) (27,761) 382.8
Toyota Industries Corp. ..... (400) (20,606) 284.1
Yamato Holdings Co. Ltd. .... (1,400) (20,733) 285.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Z Holdings Corp. .......... (9,700) $ (25,033) 345.2%
(2,536,004)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (54,091) 745.8
Luxembourg
Eurofins Scientific SE ...... (1,144) (73,233) 1,009.7
Netherlands
ABN AMRO Bank NV, CVA ... (6,438) (63,290) 872.6
Aegon NV .............. (21,408) (99,101) 1,366.4
Argenx SE .............. (226) (87,745) 1,209.8
JDE Peet's NV ........... (1,906) (54,559) 752.2
(304,695)
New Zealand
Auckland International Airport
Ltd. ................ (4,278) (19,124) 263.7
Norway
Aker BP ASA ............ (624) (19,822) 273.3
Gjensidige Forsikring ASA ... (3,017) (55,147) 760.3
Kongsberg Gruppen ASA .... (630) (22,592) 311.5
Salmar ASA ............. (590) (20,002) 275.8
Telenor ASA ............. (2,709) (24,619) 339.4
(142,182)
Singapore
Singapore Technologies
Engineering Ltd. ........ (25,300) (58,983) 813.2
United Overseas Bank Ltd. ... (1,300) (25,504) 351.7
(84,487)
South Africa
Anglo American plc ........ (607) (18,182) 250.7
Spain
Acciona SA ............. (119) (21,427) 295.4
CaixaBank SA ........... (6,893) (22,858) 315.2
Ferrovial SA ............. (8,972) (219,261) 3,023.1
Siemens Gamesa Renewable
Energy SA ............ (1,595) (28,277) 389.9
(291,823)
Sweden
Electrolux AB, Class B ...... (8,074) (99,610) 1,373.4
Embracer Group AB ....... (1,408) (6,773) 93.4
Hexagon AB, Class B ...... (4,225) (41,768) 575.9
Holmen AB, Class B ....... (2,041) (74,069) 1,021.2
Investment AB Latour, Class B (613) (10,355) 142.8
Svenska Handelsbanken AB,
Class A .............. (3,190) (29,638) 408.6
Swedish Orphan Biovitrum AB . (1,003) (18,475) 254.7
(280,688)
Switzerland
ABB Ltd. (Registered) ...... (2,953) (82,006) 1,130.7
Adecco Group AG (Registered) (1,028) (32,172) 443.6
Alcon, Inc. .............. (589) (35,861) 494.4
Bachem Holding AG, Class B . (200) (14,341) 197.7
Barry Callebaut AG (Registered) (12) (22,703) 313.0
Chocoladefabriken Lindt &
Spruengli AG .......... (20) (191,941) 2,646.4
Clariant AG (Registered) .... (7,238) (116,321) 1,603.8
Credit Suisse Group AG
(Registered) ........... (13,722) (56,843) 783.7
EMS-Chemie Holding AG
(Registered) ........... (111) (69,796) 962.3
Shares Value
% of Basket
Value
Switzerland (continued)
Schindler Holding AG ...... (572) $ (93,274) 1,286.0%
Swatch Group AG (The) ..... (243) (54,604) 752.9
Swiss Prime Site AG
(Registered) ........... (242) (19,528) 269.2
(789,390)
United Kingdom
Admiral Group plc ......... (1,664) (38,481) 530.6
Haleon plc .............. (6,300) (19,319) 266.3
Hargreaves Lansdown plc ... (15,578) (136,146) 1,877.1
HSBC Holdings plc ........ (22,989) (117,981) 1,626.7
Kingfisher plc ............ (8,485) (21,318) 293.9
Melrose Industries plc ...... (12,430) (16,673) 229.9
National Grid plc .......... (1,902) (20,722) 285.7
Next plc ................ (599) (33,831) 466.4
Rolls-Royce Holdings plc .... (40,280) (36,126) 498.1
Severn Trent plc .......... (3,520) (101,023) 1,392.9
Smith & Nephew plc ....... (3,026) (35,758) 493.0
St James's Place plc ....... (3,878) (47,356) 652.9
Standard Chartered plc ..... (3,384) (20,218) 278.8
United Utilities Group plc .... (7,328) (78,968) 1,088.8
Vodafone Group plc ........ (131,514) (153,530) 2,116.8
(877,450)
United States
Albemarle Corp. .......... (41) (11,475) 158.2
Align Technology, Inc. ...... (95) (18,459) 254.5
Ameren Corp. ............ (279) (22,744) 313.6
Apollo Global Management, Inc. (3,061) (169,457) 2,336.4
Aptiv plc ............... (256) (23,314) 321.4
Arrow Electronics, Inc. ...... (206) (20,860) 287.6
Arthur J Gallagher & Co. .... (213) (39,848) 549.4
Assurant, Inc. ............ (212) (28,802) 397.1
Avantor, Inc. ............. (1,237) (24,950) 344.0
Bausch Health Cos., Inc. .... (6,673) (43,398) 598.3
Bentley Systems, Inc., Class B (2,735) (96,491) 1,330.4
BioMarin Pharmaceutical, Inc. . (1,831) (158,620) 2,187.0
Boeing Co. (The) ......... (393) (56,006) 772.2
Broadridge Financial Solutions,
Inc. ................. (146) (21,909) 302.1
Brookfield Renewable Corp. .. (4,633) (143,953) 1,984.8
Brown & Brown, Inc. ....... (292) (17,167) 236.7
BRP, Inc. ............... (513) (34,300) 472.9
Cable One, Inc. .......... (90) (77,349) 1,066.5
Campbell Soup Co. ........ (1,693) (89,577) 1,235.0
CarMax, Inc. ............ (2,132) (134,337) 1,852.2
Carnival Corp. ........... (2,105) (19,071) 262.9
Catalent, Inc. ............ (38) (2,498) 34.4
Centene Corp. ........... (822) (69,977) 964.8
Ceridian HCM Holding, Inc. .. (527) (34,882) 480.9
CH Robinson Worldwide, Inc. . (212) (20,717) 285.6
Charles River Laboratories
International, Inc. ....... (355) (75,349) 1,038.9
Charter Communications, Inc.,
Class A .............. (213) (78,303) 1,079.6
Cheniere Energy, Inc. ...... (137) (24,168) 333.2
Chevron Corp. ........... (190) (34,371) 473.9
Chewy, Inc., Class A ....... (426) (16,499) 227.5
Church & Dwight Co., Inc. ... (1,369) (101,484) 1,399.2
Cincinnati Financial Corp. .... (1,098) (113,445) 1,564.1
Cleveland-Cliffs, Inc. ....... (1,380) (17,926) 247.2
Clorox Co. (The) .......... (24) (3,505) 48.3
Computershare Ltd. ........ (1,313) (21,255) 293.1
Constellation Energy Corp. ... (1,074) (101,536) 1,399.9
Cooper Cos., Inc. (The) ..... (110) (30,073) 414.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Coterra Energy, Inc. ....... (1,626) $ (50,617) 697.9%
Coupa Software, Inc. ....... (680) (36,196) 499.1
CSL Ltd. ............... (167) (29,896) 412.2
DaVita, Inc. ............. (1,385) (101,119) 1,394.2
DENTSPLY SIRONA, Inc. ... (1,227) (37,816) 521.4
Dollar Tree, Inc. .......... (111) (17,594) 242.6
DR Horton, Inc. ........... (632) (48,588) 669.9
Erie Indemnity Co., Class A .. (392) (100,748) 1,389.1
Essential Utilities, Inc. ...... (4,551) (201,245) 2,774.7
Etsy, Inc. ............... (201) (18,876) 260.3
Fastenal Co. ............ (468) (22,618) 311.9
Fidelity National Information
Services, Inc. .......... (217) (18,009) 248.3
FleetCor Technologies, Inc. ... (298) (55,464) 764.7
Gartner, Inc. ............. (305) (92,086) 1,269.6
Globe Life, Inc. ........... (659) (76,128) 1,049.6
Hasbro, Inc. ............. (408) (26,622) 367.1
Hess Corp. ............. (355) (50,083) 690.5
Horizon Therapeutics plc .... (368) (22,934) 316.2
Hormel Foods Corp. ....... (2,145) (99,635) 1,373.7
Howmet Aerospace, Inc. .... (3,472) (123,430) 1,701.8
Ingersoll Rand, Inc. ........ (2,026) (102,313) 1,410.6
Insulet Corp. ............ (82) (21,222) 292.6
Intercontinental Exchange, Inc. (629) (60,114) 828.8
International Paper Co. ..... (1,930) (64,867) 894.4
Jack Henry & Associates, Inc. . (114) (22,693) 312.9
Keurig Dr Pepper, Inc. ...... (6,568) (255,101) 3,517.2
KKR & Co., Inc. .......... (424) (20,619) 284.3
Las Vegas Sands Corp. ..... (715) (27,177) 374.7
Lennar Corp., Class A ...... (980) (79,086) 1,090.4
Liberty Media Corp-Liberty
Formula One, Class C .... (5,702) (329,176) 4,538.5
LyondellBasell Industries NV,
Class A .............. (578) (44,188) 609.2
Markel Corp. ............ (20) (24,122) 332.6
Marsh & McLennan Cos., Inc. . (167) (26,969) 371.8
Marvell Technology, Inc. ..... (938) (37,220) 513.2
McCormick & Co., Inc. (Non-
Voting) .............. (639) (50,251) 692.8
Micron Technology, Inc. ..... (442) (23,912) 329.7
Mohawk Industries, Inc. ..... (207) (19,613) 270.4
Newmont Corp. .......... (742) (31,401) 433.0
NextEra Energy, Inc. ....... (275) (21,313) 293.8
Okta, Inc. ............... (2,087) (117,122) 1,614.8
Palantir Technologies, Inc., Class
A .................. (7,736) (67,999) 937.5
PerkinElmer, Inc. ......... (663) (88,564) 1,221.1
Pinterest, Inc., Class A ...... (978) (24,059) 331.7
Plug Power, Inc. .......... (1,173) (18,745) 258.4
PPG Industries, Inc. ....... (452) (51,609) 711.6
ResMed, Inc. ............ (220) (49,212) 678.5
Rollins, Inc. ............. (3,192) (134,319) 1,851.9
Ross Stores, Inc. ......... (1,573) (150,520) 2,075.3
RPM International, Inc. ..... (363) (34,329) 473.3
S&P Global, Inc. .......... (220) (70,675) 974.4
Seagate Technology Holdings
plc ................. (840) (41,714) 575.1
SEI Investments Co. ....... (2,657) (144,275) 1,989.2
Snap, Inc., Class A ........ (799) (7,918) 109.2
SS&C Technologies Holdings,
Inc. ................. (651) (33,474) 461.5
Stanley Black & Decker, Inc. .. (1,444) (113,340) 1,562.7
Stryker Corp. ............ (582) (133,418) 1,839.5
SVB Financial Group ....... (88) (20,324) 280.2
Swiss Re AG ............ (534) (39,668) 546.9
Shares Value
% of Basket
Value
United States (continued)
T Rowe Price Group, Inc. .... (795) $ (84,397) 1,163.6%
Teladoc Health, Inc. ........ (818) (24,246) 334.3
Teleflex, Inc. ............. (400) (85,824) 1,183.3
Teradyne, Inc. ........... (283) (23,022) 317.4
T-Mobile US, Inc. ......... (284) (43,043) 593.5
Tradeweb Markets, Inc., Class A (263) (14,486) 199.7
TransUnion ............. (259) (15,351) 211.7
Tyler Technologies, Inc. ..... (113) (36,536) 503.7
Tyson Foods, Inc., Class A ... (313) (21,394) 295.0
Union Pacific Corp. ........ (360) (70,970) 978.5
VF Corp. ............... (609) (17,204) 237.2
Walt Disney Co. (The) ...... (214) (22,800) 314.4
Warner Bros Discovery, Inc. .. (1,868) (24,284) 334.8
WEC Energy Group, Inc. .... (320) (29,226) 403.0
Wells Fargo & Co. ......... (1,599) (73,538) 1,013.9
Wynn Resorts Ltd. ........ (698) (44,602) 615.0
Zillow Group, Inc., Class C ... (1,641) (50,641) 698.2
Zoetis, Inc. .............. (339) (51,114) 704.7
Zoom Video Communications,
Inc., Class A ........... (547) (45,642) 629.3
(6,608,740)
Zambia
First Quantum Minerals Ltd. .. (1,370) (24,165) 333.2
Total Reference Entity — Short ............ (15,841,301)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (7,253)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 3.04%
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.13

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations .............................. $ — $ 55,906,254 $ — $ 55,906,254
U.S. Treasury Obligations ................................... — 18,469,753 — 18,469,753
Short-Term Securities
Money Market Funds ...................................... 7,561,736 — — 7,561,736
U.S. Treasury Obligations ................................... — 53,803,879 — 53,803,879
Options Purchased
Interest rate contracts ...................................... — 154,399 — 154,399
$ 7,561,736 $ 128,334,285 $ — $ 135,896,021
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 942,646 $ — $ — $ 942,646
Credit contracts ........................................... — 370,537 — 370,537
Equity contracts ........................................... 60,709 2,013,097 — 2,073,806
Foreign currency exchange contracts ............................ — 7,286,177 — 7,286,177
Interest rate contracts ....................................... 471,813 — — 471,813
Liabilities
Commodity contracts ....................................... (580,975) — — (580,975)
Equity contracts ........................................... (184,757) (2,406,583) — (2,591,340)
Foreign currency exchange contracts ............................ — (5,563,426) — (5,563,426)
Interest rate contracts ....................................... (1,378,993) — — (1,378,993)
$ (669,557) $ 1,699,802 $ — $ 1,030,245
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2022
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
WTI West Texas Intermediate